PERSONAL ANNUITY SELECT
2000 Semi-Annual Report


    TIAA-CREF LIFE SEPARATE ACCOUNT VA-1


    TIAA-CREF LIFE FUNDS

    STOCK INDEX FUND

    GROWTH EQUITY FUND

    GROWTH & INCOME FUND

    INTERNATIONAL EQUITY FUND

    SOCIAL CHOICE EQUITY FUND



    Unaudited financial statements
    including statements of investments
    of TIAA-CREF Life Funds

    June 30, 2000

    [TIAA CREF LOGO]

A NOTE ABOUT THE REPORT'S FORMAT


While most of this report discusses fund performance, the table below presents a summary of the TIAA-CREF Life Separate Account VA-1 returns to give you a more complete picture of performance under your Personal Annuity Select contract. These returns reflect not only the performance of the underlying funds after deductions for investment management charges, but also mortality and risk expenses, and administrative charges deducted under the contract. This is why the return below is slightly less than the return of the underlying funds reported on pages 3 through 7. You can find additional summary financial information for the TIAA-CREF Life Separate Account VA-1 on page 70.



TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
PERFORMANCE AT A GLANCE

AS OF 6/30/00                                Cumulative Rates
                                              of Total Return          Annual Expense           Net Assets            Accumulation
                                              Since Launch(1)             Charge(2)            (in millions)           Unit Value
STOCK INDEX ACCOUNT                                21.64%                   0.37%                 $51.36                 $31.74
------------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY ACCOUNT                              -2.79                    0.55                   10.32                  25.43
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME ACCOUNT                            -2.92                    0.53                    3.57                  26.03
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ACCOUNT                      -11.23                    0.59                    2.98                  20.23
------------------------------------------------------------------------------------------------------------------------------------
SOCIAL CHOICE EQUITY ACCOUNT                       -1.58                    0.48                    0.43                  26.28
------------------------------------------------------------------------------------------------------------------------------------

(1) The launch date was January 4, 1999 for the Stock Index Account and April 3, 2000 for the other accounts.

(2) Annual expenses reflect 0.30 percent charged by the Separate Account on the contract for administrative expenses and mortality and expense risk, and applicable underlying fund fees (0.07 percent for Stock Index, 0.25 percent for Growth Equity, 0.23 percent for Growth & Income, 0.29 percent for International Equity, and 0.18 percent for Social Choice Equity). A portion of the separate account charges and underlying funds fees has been waived. Without waivers, total annual separate account and fund expenses would be
     1.50 percent for Stock Index, 1.66 percent for Growth Equity, 1.64 percent for Growth & Income, 1.73 percent for International Equity, and 1.59 percent for Social Choice Equity, and total investment returns would be lower.

Dear Personal Annuity Select investor:

We are pleased to send you the 2000 Semi-Annual Report for the TIAA-CREF Life Funds, the underlying investment vehicle for the Personal Annuity (PA) Select variable annuity. The PA Select, which is available to everyone, is now offered in 30 states and the District of Columbia. We expect it to be approved in more states by the end of this year.*

On April 3, 2000, we introduced four new variable investment options for contract owners like you who have asked for more allocation choices. They are Social Choice Equity, Growth & Income, International Equity, and Growth Equity.

The new options continue our tradition of providing solid investment management expertise at a truly low cost, with no loads or surrender charges. That's why Individual Investor (November 1999) declared that our annuities "could represent a breakthrough, altering the way many people save for retirement."

We listened when you asked us to make an after-tax annuity available to your family and friends. We will continue to listen and are committed to introducing innovative product features to meet your retirement needs. Thank you for choosing the Personal Annuity Select.

                                 /s/ John J. McCormack
                                 John J. McCormack
                                 President,
                                 TIAA-CREF Enterprises, Inc.

*These states where approval is pending are: Alaska, Arizona, Arkansas, Delaware, Kentucky, Louisiana, Maine, Massachusetts, Mississippi, Montana, New Hampshire, New Jersey, New Mexico, North Carolina, North Dakota, Oklahoma, Oregon, South Carolina, Tennessee, and Wyoming.


CONTENTS


    2  TIAA-CREF Life Separate Account VA-1
       Performances at a Glance

TIAA-CREF LIFE FUNDS

    3  Stock Index Fund Performance Report

    4  Growth Equity Fund Performance
       Report

    5  Growth & Income Fund Performance

    6  International Equity Fund Performance
       Report

    7  Social Choice Equity Fund
       Performance Report

    8  Statements of Investments

   63  Statements of Assets and Liabilities

   64  Statements of Operations

   65  Statements of Changes in Net Assets

   66  Financial Highlights

   67  Notes to Financial Statements

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

   70  Summary Financial Information
       (Unaudited)



The Investment Company Act of 1940 requires TIAA-CREF Life Personal Annuity Select Separate Account to provide its contract-owners with this semi-annual report on the financial condition and portfolio holdings of the funds in which it invests. An annual report will also be provided each year towards the end of February.

Dear Investor:

The first six months of 2000 were characterized by volatile and unsettled market activity. The lower returns of most broad market indexes were attributable to the Federal Reserve Bank's series of interest rate hikes, intended to keep inflation in check. The S&P was essentially flat, and the NASDAQ ended the second quarter down 2.5 percent. And while the higher interest rates and slower economy played a role in market performance, investors also grappled with fundamental questions regarding valuation.

Against this background, the TIAA-CREF Life Funds (including the four new funds launched April 3, 2000), while also having negative returns, generally performed well when compared with their respective benchmarks and peer competition. The generally positive relative performance of the Life Funds' Stock Index, Growth & Income, Growth Equity, and Social Choice Equity Funds was largely the result of astute stock selection in the technology, media, and telecommunications sectors. We also benefited in the second quarter from the use in several of our equity funds of our Dual Investment Management Strategy,(SM) which attempts to achieve consistent long-term returns through a combination of active management and quantitative analysis. Unfortunately, the International Equity Fund suffered from a case of bad timing, being launched just prior to a retreat by the international markets. Of course, future returns could differ substantially from past performance, especially in the case of the new funds.

We are pleased to say that these new funds continue our commitment to provide excellent financial management and low expenses.



                                 /s/ Martin L. Leibowitz
                                 Martin L. Leibowitz
                                 Vice Chairman and
                                 Chief Investment Officer


FUND MANAGEMENT

The TIAA-CREF Life Funds are managed by Teachers Advisors, Inc, whose members are jointly responsible for the day-to-day management of the Fund.


2   TIAA-CREF Personal Annuity Select 2000 Semi-Annual Report

TIAA-CREF Life Funds
STOCK INDEX FUND



INVESTMENT OBJECTIVE

The Stock Index Fund seeks to achieve favorable long-term returns from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index.


PORTFOLIO PROFILE

-    Tracks the overall market for common stocks publicly traded in the U.S.

-    Benchmarked to the Russell 3000(R) Index.

- Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000(R) Index without actually investing in all 3000 stocks in the index.


PERFORMANCE IN 2000

For the six months ended June 30, 2000, the Stock Index Fund posted a return of
0.84 percent, 0.11 percentage points behind its benchmark, the Russell 3000(R) Index.

In the first couple of months of the year, growth stocks substantially outperformed value stocks. But by March a reversal was underway, and in April and May value stocks outperformed growth stocks. In June, growth stocks rebounded. Throughout, the deviation between these two stock groups was as great as it has ever been.

The performance of index portfolios, which aim to match the market, is generally not affected by the relative performance of these different groups. However, with such extreme variation in performance, even slight deviations in weight can affect performance.

The tradeoff for index portfolios has always been minimizing trading costs versus minimizing deviations from the benchmark, and this focus will continue. With more variability in performance, we have aimed to reduce deviations from the benchmark.

$10,000 OVER LIFE OF FUND

                   Russell 3000               Stock Index
---------------------------------------------------------
3/31/99            10339                      10392
6/30/99            11136                      11175
9/30/99            10403                      10461
12/31/99           12090                      12120
3/31/2000          12643                      12630
6/30/2000          12205                      12221





TEN LARGEST HOLDINGS AS OF 6/30/00

Company                                           Shares          Market Value
General Electric Co                               60,700           $3,217,100
--------------------------------------------------------------------------------
Intel Corp                                        20,400            2,727,225
--------------------------------------------------------------------------------
Cisco Systems, Inc                                42,700            2,714,118
--------------------------------------------------------------------------------
Microsoft Corp                                    23,645            1,891,600
--------------------------------------------------------------------------------
Pfizer, Inc                                       38,575            1,851,600
--------------------------------------------------------------------------------
Exxon Mobil Corp                                  21,364            1,677,074
--------------------------------------------------------------------------------
Citigroup, Inc                                    20,750            1,250,187
--------------------------------------------------------------------------------
International Business Machines Corp              10,900            1,194,231
--------------------------------------------------------------------------------
Lucent Technologies, Inc                          19,772            1,171,491
--------------------------------------------------------------------------------
Oracle Corp                                       13,500            1,134,843
--------------------------------------------------------------------------------


PERFORMANCE AT A GLANCE

AS OF 6/30/00                Cumulative Rates
                             of Total Return(1)         Expense     Net Assets
                           1 year    since launch(2)    Ratio(3)    in millions
STOCK INDEX FUND            9.36%         22.21%         0.07%         $83.25
--------------------------------------------------------------------------------
Russell 3000(R) Index       9.60          22.05            --              --
--------------------------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Stock Index Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Launch date of the Stock Index Fund was 1/4/99.

(3) Although Teachers Advisors, Inc. (Advisors), the Stock Index Fund's investment adviser, is entitled to an annual fee of 0.30% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee.


                   TIAA-CREF Personal Annuity Select 2000 Semi-Annual Report   3

TIAA-CREF Life Funds
GROWTH EQUITY FUND


INVESTMENT OBJECTIVE

The Growth Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.


PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.(SM) Indexed portion aims to slightly exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility.

- Actively managed portion (57 percent as of 6/30/00) is concentrated in stocks of rapidly growing companies.

- Actively selects international stocks not in the benchmark as opportunities arise.


PERFORMANCE IN 2000

Since its April 3, 2000, launch through June 30, 2000, the Growth Equity Fund had a -2.48 percent return; however, it outperformed its benchmark, the Russell 3000(R) Growth Index, by 0.55 percentage points, and its competition, as measured by the Lipper Growth Fund Index, by 1.69 percentage points.

The Federal Reserve Board's determination to preempt inflation by raising interest rates resulted in increased volatility during the second quarter, followed by declines in all the major market indices. The largest decline was in the technology-laden NASDAQ index, which finished the quarter down more than 13 percent. Other sectors with negative performance included the consumer cyclical group, media, and interest-rate-sensitive financial services stocks. The portfolio remained overweight, relative to its benchmark, in technology, media, and telecommunications equipment; however, good stock selections helped overcome these sectors' weakness. Those selections included EMC Corp. in the data-storage area; Oracle in the enterprise software area; AMFM Inc. and Viacom, two media companies that had expanded through mergers; and in the telecommunications infrastructure area, Ciena Corp.

Our underweight position in consumer non-cyclical stocks (such as Coca-Cola) and in the healthcare sector hurt performance, although good stock selection in the drug distribution area, such as Cardinal Health Inc., helped cushion the decline. Underweight positions in other consumer-oriented stocks, such as retailers and food companies, helped performance.

$10,000 OVER LIFE OF FUND

                                Lipper          russell 3000       growth equity
                                ------          ------------       -------------
Apr 30, 2000                     9500               9486                9576
May 31, 2000                     9081               8984                9022
Jun 30, 2000                     9583               9697                9752

TEN LARGEST HOLDINGS AS OF 6/30/00

Company                                           Shares          Market Value
Cisco Systems, Inc                                54,450            $3,460,950
--------------------------------------------------------------------------------
Intel Corp                                        25,700             3,435,768
--------------------------------------------------------------------------------
General Electric Co                               56,229             2,980,137
--------------------------------------------------------------------------------
Oracle Corp                                       30,900             2,597,531
--------------------------------------------------------------------------------
Microsoft Corp                                    29,800             2,384,000
--------------------------------------------------------------------------------
EMC Corp                                          23,756             1,827,727
--------------------------------------------------------------------------------
Pfizer, Inc                                       35,356             1,697,088
--------------------------------------------------------------------------------
Tyco International Ltd                            34,000             1,610,750
--------------------------------------------------------------------------------
Lucent Technologies, Inc                          23,718             1,405,291
--------------------------------------------------------------------------------
International Business Machines Corp              10,781             1,181,193
--------------------------------------------------------------------------------


PERFORMANCE AT A GLANCE

AS OF 6/30/00                     Cumulative Rates
                                  of Total Return(1)   Expense      Net Assets
                                   since launch(2)     Ratio(3)    in millions
GROWTH EQUITY FUND                      -2.48%          0.25%         $61.36
--------------------------------------------------------------------------------
Russell 3000(R)  Growth Index           -3.03             --             --
--------------------------------------------------------------------------------
Lipper Growth Fund Index                -4.17             --             --
--------------------------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Launch date of the Growth Equity Fund was 4/3/00.

(3) Although Teachers Advisors, Inc. (Advisors), the Growth Equity Fund's investment adviser, is entitled to an annual fee of 0.46% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee.


4   TIAA-CREF Personal Annuity Select 2000 Semi-Annual Report

TIAA-CREF Life Funds
GROWTH & INCOME FUND


INVESTMENT OBJECTIVE

The Growth & Income Fund seeks a favorable long-term return through capital appreciation and investment income.


PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.(SM) Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility.

- Actively managed portion (46 percent as of 6/30/00) buys stocks believed to be attractively priced, show growth potential, and offer a stream of income.

- Occasionally acquires stocks of foreign-based companies not in the benchmark.


PERFORMANCE IN 2000

From its launch on April 3, 2000, through June 30, 2000, the Growth & Income Fund had a -2.35 percent return; however, it beat its benchmark, the S&P 500 Index, by 0.31 percentage points, and its competition, as measured by the Lipper Growth & Income Fund Index, by 0.17 percentage points.

The second quarter market was turbulent, especially for technology stocks, and that hampered the Growth & Income Fund's performance. Unlike in recent quarters, traditional, "old economy" sectors performed strongly, whereas the technology sector became the laggard with the torrid sell-off in NASDAQ during the beginning of the second quarter. Despite that correction, the fund's stock selection within the technology sector provided most of its positive performance versus its benchmark and competition. For example, both Sanmina and EMC performed well during the volatile second quarter, and the portfolio benefited from being underexposed, relative to its benchmark, to Microsoft and Texas Instruments. Strong boosts also came from other sectors' holdings, including Cardinal Health, Nabisco, and John Hancock Financial.

$10,000 OVER LIFE OF FUND

                         Lipper            S/P 500           growth/income
Apr 30, 2000             9,822              9,699                9,713
May 31, 2000             9,786              9,500                9,504
Jun 30, 2000             9,748              9,734                9,765


TEN LARGEST HOLDINGS AS OF 6/30/00

Company                                         Shares         Market Value
General Electric Co                             42,837           $2,270,361
--------------------------------------------------------------------------------
Intel Corp                                      14,992            2,004,243
--------------------------------------------------------------------------------
Cisco Systems, Inc                              30,967            1,968,340
--------------------------------------------------------------------------------
Microsoft Corp                                  23,726            1,898,080
--------------------------------------------------------------------------------
Exxon Mobil Corp                                18,183            1,427,365
--------------------------------------------------------------------------------
Pfizer, Inc                                     27,813            1,335,024
--------------------------------------------------------------------------------
Oracle Corp                                     14,506            1,219,411
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc                            20,601            1,187,133
--------------------------------------------------------------------------------
EMC Corp                                        12,410              954,794
--------------------------------------------------------------------------------
Merck & Co, Inc                                 11,131              852,913
--------------------------------------------------------------------------------


PERFORMANCE AT A GLANCE

AS OF 6/30/00                         Cumulative Rates
                                      of Total Return(1)   Expense    Net Assets
                                       since launch(2)     Ratio(3)  in millions
GROWTH & INCOME FUND                        -2.35%          0.23%       $55.95
--------------------------------------------------------------------------------
S&P 500 Index                               -2.66             --           --
--------------------------------------------------------------------------------
Lipper Growth & Income Fund Index           -2.51             --           --
--------------------------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth & Income Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Launch date of the Growth & Income Fund was 4/3/00.

(3) Although Teachers Advisors, Inc. (Advisors), the Growth & Income Fund's investment adviser, is entitled to an annual fee of 0.44% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee.


                   TIAA-CREF Personal Annuity Select 2000 Semi-Annual Report   5

TIAA-CREF Life Funds
INTERNATIONAL EQUITY FUND


INVESTMENT OBJECTIVE

The International Equity Fund seeks favorable long-term returns, mainly through capital appreciation.


PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM) to achieve returns on international equities.

- Indexed portion of the fund aims to slightly exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index.

- Actively managed portion (48 percent as of 6/30/00) comprises international stocks of companies we believe have strong management and excellent prospects for growth.


PERFORMANCE IN 2000

Since its April 3, 2000, launch through June 30, 2000, the International Equity Fund had a -10.62 percent return, underperforming its benchmark, the Morgan Stanley EAFE Index, by 6.66 percentage points, and its competition, as measured by the Lipper International Fund Index, by 5.92 percentage points.

Just as the fund was launched, foreign markets retreated amidst investors' fears of the impact of higher interest rates on corporate earnings, particularly companies related in any way to the telecommunications, media, and technology sectors. Investors looked for safer havens such as the healthcare and financial services sectors. The fund's exposure to the former and lack of exposure to the latter contributed to its negative performance. For example, the share price of Vodafone suffered because of worries that it would have to overpay for third-generation licenses.

Despite weakness in the telecommunications and technology sectors, the software and semiconductor sectors were strong, as were a number of non-technology-related companies. While Reuters, the British financial-information company, suffered, Tibco, its software spin-off, saw its share price rebound strongly. And Infineon, the Germany-based semiconductor manufacturer, revised earnings expectations upwards, bolstering its share price. On the non-technology side, the fund's ownership in the Dutch food retailer Ahold contributed positively as the company's growth prospects whetted investors' appetites. And IHC Caland, a Dutch offshore services company, performed well on the prospects for exploration and production in the oil industry. The positive impact of these holdings, however, could not mitigate the second quarter's downward trend.

$10,000 OVER LIFE OF FUND


                         Lipper    eafe      international
Apr 30, 2000             9366      9474      9092
------------------------------------------------------------
May 31, 2000             9108      8870      8508
------------------------------------------------------------
Jun 30, 2000             9530      8841      8938
------------------------------------------------------------


TEN LARGEST HOLDINGS AS OF 6/30/00

Company                                           Shares          Market Value
Vodafone Airtouch Plc                            380,794           $1,542,045
--------------------------------------------------------------------------------
Ericsson Telefon (LM) AB Series B                 61,080            1,215,231
--------------------------------------------------------------------------------
Nokia Oyj                                         23,405            1,199,192
--------------------------------------------------------------------------------
Glaxo Wellcome Plc                                30,127             878,890
--------------------------------------------------------------------------------
WPP Group Plc                                     48,267             705,139
--------------------------------------------------------------------------------
Royal Ahold Nv                                    21,159             625,318
--------------------------------------------------------------------------------
BP Amoco Plc                                      64,811             622,063
--------------------------------------------------------------------------------
Pearson Plc                                       19,351             615,204
--------------------------------------------------------------------------------
Reuters Group Plc                                 35,508             605,824
--------------------------------------------------------------------------------
Arm Holdings Plc                                  55,875             598,890
--------------------------------------------------------------------------------


PERFORMANCE AT A GLANCE

AS OF 6/30/00                      Cumulative Rates
                                   of Total Return(1)    Expense    Net Assets
                                    since launch(2)      Ratio(3)   in millions
INTERNATIONAL EQUITY FUND              -10.62%            0.29%       $43.73
Morgan Stanley EAFE Index               -3.96               --          --
Lipper International Fund Index         -4.70               --          --

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the International Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Launch date of the International Equity Fund was 4/3/00.

(3) Although Teachers Advisors, Inc. (Advisors), the International Equity Fund's investment adviser, is entitled to an annual fee of 0.53% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee.


 6   TIAA-CREF Personal Annuity Select 2000 Semi-Annual Report

TIAA-CREF Life Funds
SOCIAL CHOICE EQUITY FUND


INVESTMENT OBJECTIVE

The Social Choice Equity Fund seeks favorable long-term returns that track the investment performance of the U.S. stock market while giving special consideration to certain social criteria.


PORTFOLIO PROFILE

- Attempts to track the return of the S&P 500 Index by investing in companies that pass the fund's social criteria screens.

- Current social criteria excludes investing in companies that do damage to the natural environment, have significant business in weapons production, have a substantial involvement in gaming or gambling operations, produce nuclear energy, or produce or market alcohol or tobacco products. Also excludes investing in stocks of U.S. firms with operations in Northern Ireland that have not adopted the MacBride Principles or the Fair Employment Act of 1989 (Northern Ireland).


PERFORMANCE IN 2000

Since its April 3, 2000, launch through June 30, 2000, the Social Choice Equity Fund had a -1.57 percent return; however, it outperformed its benchmark, the S&P 500 Index, by 1.09 percentage points, and its competition, as measured by the Lipper Growth & Income Fund Index, by 0.95 percentage points.

The fund's performance benefited by being underexposed, relative to its benchmark, in the technology sector. Notably, the portfolio did not own Motorola, an S&P 500 stock that had a -39 percent return for the quarter. The portfolio was underexposed in the energy sector -- specifically by not owning any integrated oil stocks -- which limited the fund's performance. However, the fund benefited from its heavy exposure in oil services companies.

The fund's overweight, relative to its benchmark, in the healthcare sector counteracted its underweight in producer durables (such as General Electric) and overexposure in the financial services and utility sectors.

At the end of June 2000, the TIAA-CREF Life Fund board of trustees voted to add a screen against companies that have a substantial involvement in gaming or gambling operations. This had no immediate impact on the portfolio.

$10,000 OVER LIFE OF FUND

                    Lipper         S/p 500        social
                    ------         -------        ------
Apr 30, 2000         9,822           9,699          9,713
May 31, 2000         9,766           9,500          9,504
Jun 30, 2000         9,748           9,734          9,765

TEN LARGEST HOLDINGS AS OF 6/30/00

Company                                              Shares        Market Value
Intel Corp                                            7,700         $1,029,394
--------------------------------------------------------------------------------
Cisco Systems, Inc                                   15,000            953,438
--------------------------------------------------------------------------------
Microsoft Corp                                       11,400            912,000
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc                                 10,536            607,137
--------------------------------------------------------------------------------
Citigroup, Inc                                        8,832            532,128
--------------------------------------------------------------------------------
American International Group, Inc                     4,459            523,933
--------------------------------------------------------------------------------
Oracle Corp                                           6,200            521,188
--------------------------------------------------------------------------------
International Business Machines Corp                  4,421            484,376
--------------------------------------------------------------------------------
Merck & Co, Inc                                       6,287            481,741
--------------------------------------------------------------------------------
Lucent Technologies, Inc                              7,540            446,745
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE

AS OF 6/30/00                        Cumulative Rates
                                     of Total Return(1)   Expense    Net Assets
                                     since launch(2)      Ratio(3)   in millions
SOCIAL CHOICE EQUITY FUND                 -1.57%           0.18%        $26.72
--------------------------------------------------------------------------------
S&P 500 Index                             -2.66              --            --
--------------------------------------------------------------------------------
Lipper Growth & Income Fund Index         -2.51              --            --
--------------------------------------------------------------------------------

1 Past performance shouldn't be taken as a guarantee of the same future rates of return from the Social Choice Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2    Launch date of the Social Choice Equity Fund was 4/3/00.

3 Although Teachers Advisors, Inc. (Advisors), the Social Choice Equity Fund's investment adviser, is entitled to an annual fee of 0.39% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee.


                   TIAA-CREF Personal Annuity Select 2000 Semi-Annual Report   7

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

                      STATEMENT OF INVESTMENTS (Unaudited)

                                 June 30, 2000

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 99.42%
BASIC INDUSTRIES -- 3.87%
CHEMICALS AND PLASTIC -- 2.59%
         1,300               AIR PRODUCTS & CHEMICALS, INC        $    40,056
           400            *  AIRGAS, INC                                2,275
           100               ALBEMARLE CORP                             1,975
           200               ALBERTO CULVER CO (CLASS B)                6,112
           200               APTARGROUP, INC                            5,400
           100               ARCH CHEMICALS, INC                        2,187
         1,500               AVON PRODUCTS, INC                        66,750
           100               BLOCK DRUG, INC (CLASS A)                  4,231
           600               CABOT CORP                                16,350
           200               CALGON CARBON CORP                         1,550
           100               CAMBREX CORP                               4,500
           200               CARLISLE COS, INC                          9,000
           100               CARTER WALLACE, INC                        2,012
           100               CHEMFIRST, INC                             2,412
           200               CHURCH & DWIGHT CO, INC                    3,600
         1,438               CLOROX CO                                 64,440
         3,500               COLGATE PALMOLIVE CO                     209,562
           700               CROMPTON CORP                              8,575
           100            *  CYGNUS, INC                                1,425
           200            *  CYTEC INDUSTRIES, INC                      4,937
           100               DEXTER CORP                                4,800
           500               DIAL CORP                                  5,187
         4,200               DOW CHEMICAL CO                          126,787
         6,016               DU PONT (E.I.) DE NEMOURS & CO           263,200
           500               EASTMAN CHEMICAL CO                       23,875
           700               ECOLAB, INC                               27,343
           300               ETHYL CORP                                   750
           200            *  FMC CORP                                  11,600
           100               FULLER (H.B.) CO                           4,556
           100               GEON CO                                    1,850
           200               GEORGIA GULF CORP                          4,162
           400            *  GRACE W.R. & CO                            4,850
           300               GREAT LAKES CHEMICAL CORP                  9,450
           300               HANNA (M.A.) CO                            2,700
           600               HERCULES, INC                              8,437
         1,504               ILLINOIS TOOL WORKS, INC                  85,728
           600               IMC GLOBAL, INC                            7,800
           100            *  INTERNATIONAL SPECIALTY PRODUCTS,
                               INC                                        568
           600               INTERNATIONAL FLAVORS & FRAGRANCES,
                               INC                                     18,112
           200               JOHNS MANVILLE CORP                        2,637
           500               LAUDER (ESTEE) CO (CLASS A)               24,718
           300               LUBRIZOL CORP                              6,300
           100               MACDERMID, INC                             2,350
           400               MILLENNIUM CHEMICAL, INC                   6,800
           100               MINERALS TECHNOLOGIES, INC                 4,600
           100               MISSISSIPPI CHEMICAL CORP                    475
           100               MYERS INDUSTRIES, INC                      1,075
           100               NL INDUSTRIES, INC                         1,525
           100            *  OCTEL CORP                                   781
           200               OLIN CORP                                  3,300
           100               OM GROUP, INC                              4,400
           200               OMNOVA SOLUTIONS, INC                      1,250
         1,000            *  PACTIV CORP                                7,875

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           300            *  PERRIGO CO                           $     1,893
         7,765               PHARMACIA CORP                           401,353
         1,000               PRAXAIR, INC                              37,437
         8,000               PROCTER & GAMBLE CO                      458,000
           100            *  REVLON, INC (CLASS A)                        631
           100            *  ROGERS CORP                                3,500
           558               ROHM & HAAS CO                            19,251
           200               SCHULMAN (A.), INC                         2,412
           200            *  SCOTTS CO (CLASS A)                        7,300
           500            *  SEALED AIR CORP                           26,187
           700               SOLUTIA, INC                               9,625
           100               SPARTECH CORP                              2,700
           100               TREDEGAR CORP                              1,900
           300               TUPPERWARE CORP                            6,600
           200            *  U.S. PLASTIC LUMBER CORP                     881
           700               UNION CARBIDE CORP                        34,650
           500               USEC, INC                                  2,312
           200               WELLMAN, INC                               3,237
                                                                  -----------
                                                                    2,157,059
                                                                  -----------
STEEL AND OTHER METALS -- 0.50%
           600               AK STEEL HOLDINGS CORP                     4,800
         5,236               ALCOA, INC                               151,844
           400               ALLEGHENY TECHNOLOGIES, INC                7,200
           100            *  ALPINE GROUP, INC                            675
           198               ARCH COAL, INC                             1,522
           200               BALL CORP                                  6,437
           700            *  BATTLE MOUNTAIN GOLD CO                    1,531
           100               BELDEN, INC                                2,562
           800            *  BETHLEHEM STEEL CORP                       2,850
           100               BRUSH ENGINEERED MATERIALS, INC            1,562
           200            *  CABLE DESIGN TECHNOLOGIES CO               6,700
           100               CARPENTER TECHNOLOGY CORP                  2,112
           100               CASTLE (A.M.) & CO                           831
           100            *  CHART INDUSTRIES, INC                        487
           100               CLEVELAND CLIFFS, INC                      2,581
           100               COMMERCIAL METALS CO                       2,750
           300               CRANE CO                                   7,293
           800               CROWN CORK & SEAL CO, INC                 12,000
           500               ENGELHARD CORP                             8,531
           800            *  FREEPORT-MCMORAN COPPER & GOLD, INC
                               (CLASS B)                                7,400
           200               GENERAL CABLE CORP                         1,625
           200            *  GRIFFON CORP                               1,112
           200               HARSCO CORP                                5,100
         1,400               HOMESTAKE MINING CO                        9,625
           100               IMCO RECYCLING, INC                          543
           100               INTERMET CORP                                687
           200            *  KAISER ALUMINUM CORP                         800
           100            *  LONE STAR TECHNOLOGIES, INC                4,625
           600               LTV CORP                                   1,725
           300               MARK IV INDUSTRIES, INC                    6,262
           100               MATTHEWS INTERNATIONAL CORP (CLASS
                               A)                                       2,900
           100            *  MAVERICK TUBE CORP                         2,912
           200               METALS U.S.A., INC                           937
           200            *  MUELLER INDUSTRIES, INC                    5,600

 8  2000 SEMI-ANNUAL REPORT                    See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
STEEL AND OTHER METALS -- (CONTINUED)
           100               NATIONAL STEEL CORP (CLASS B)        $       418
           100            *  NCI BUILDING SYSTEMS, INC                  2,025
         1,000               NEWMONT MINING CORP                       21,625
           100            *  NORTEK, INC                                1,975
           500               NUCOR CORP                                16,593
           100               OREGON STEEL MILLS, INC                      193
           714               PARKER-HANNIFIN CORP                      24,454
           472               PHELPS DODGE CORP                         17,552
           100               PRECISION CAST PARTS CORP                  4,525
           100               PRIMEX TECHNOLOGIES, INC                   2,200
           100               QUANEX CORP                                1,487
           100               RELIANCE STEEL & ALUMINUM CO               1,912
           100            *  RTI INTERNATIONAL METALS                   1,137
           100               RYERSON TULL, INC                          1,037
           100            *  SILGAN HOLDINGS, INC                         981
           100               SOUTHERN PERU COPPER CORP                  1,218
           100            *  SPS TECHNOLOGIES, INC                      4,106
           300            *  STEEL DYNAMICS, INC                        2,718
           200            *  STILLWATER MINING CO                       5,575
           100               SUPERIOR TELECOM, INC                        993
           100               TEXAS INDUSTRIES, INC                      2,887
           100               TITAN INTERNATIONAL, INC                     531
           100               TITANIUM METALS CORP                         468
           200            *  TOWER AUTOMOTIVE, INC                      2,500
           100            *  U.S. CAN CORP                              1,737
           500               USX-US STEEL GROUP, INC                    9,281
           100               VALMONT INDUSTRIES, INC                    1,987
           100               WATTS INDUSTRIES, INC (CLASS A)            1,262
           100            *  WOLVERINE TUBE, INC                        1,700
           400               WORTHINGTON INDUSTRIES, INC                4,200
                                                                  -----------
                                                                      415,398
                                                                  -----------
PAPER AND FOREST PRODUCTS -- 0.78%
           600               AVERY DENNISON CORP                       40,275
           300               BEMIS, INC                                10,087
           300               BOISE CASCADE CORP                         7,762
           300               BOWATER, INC                              13,237
           100            *  BUCKEYE TECHNOLOGIES, INC                  2,193
           100               CARAUSTAR INDUSTRIES, INC                  1,512
           200            *  CHAMPION ENTERPRISES, INC                    975
           100               CHESAPEAKE CORP                            2,962
           600               CLAYTON HOMES, INC                         4,800
           300               CONSOLIDATED PAPERS, INC                  10,968
           100            *  DAISYTEK INTERNATIONAL CORP                  943
           100               DELTIC TIMBER CORP                         2,137
           100            *  EARTHSHELL CORP                              303
         1,200               FORT JAMES CORP                           27,750
           300            *  GAYLORD CONTAINER CO                         806
         1,000               GEORGIA-PACIFIC CORP (PACKING
                               GROUP)                                  26,250
           500               GEORGIA-PACIFIC CORP (TIMBER GROUP)       10,812
           100               GLATFELTER (P.H.) CO                       1,018
           100            *  GRAPHIC PACKAGING INTERNATIONAL
                               CORP                                       212
           100               GREIF BROTHERS CORP (CLASS A)              3,075
         3,069               INTERNATIONAL PAPER CO                    91,494
           100            *  IVEX PACKAGING CORP                        1,112

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
         3,458               KIMBERLY-CLARK CORP                  $   198,402
           300               LONGVIEW FIBRE CO                          3,318
           600               LOUISIANA PACIFIC CORP                     6,525
           200            *  MAIL-WELL, INC                             1,725
           600               MEAD CORP                                 15,150
           300               OAKWOOD HOMES CORP                           543
           100            *  PALM HARBOR HOMES, INC                     1,450
           200            *  PLAYTEX PRODUCTS, INC                      2,262
           100               POTLATCH CORP                              3,312
           200               RAYONIER, INC                              7,175
           100               REPUBLIC GROUP, INC                          900
           100               ROCK-TENN CO (CLASS A)                       856
           100            *  SCHOOL SPECIALTY, INC                      1,856
           100               SCHWEITZER-MAUDUIT INTERNATIONAL,
                               INC                                      1,250
           700            *  SMURFIT-STONE CONTAINER CORP               9,012
           600               SONOCO PRODUCTS CO                        12,337
           200               ST. JOE CO                                 6,000
           300               TEMPLE-INLAND, INC                        12,600
           200            *  UNITED STATIONERS, INC                     6,475
           100               UNIVERSAL FOREST PRODUCTS, INC             1,375
           300               WAUSAU-MOSINEE PAPER CORP                  2,568
           500               WESTVACO CORP                             12,406
         1,400               WEYERHAEUSER CO                           60,200
           600               WILLAMETTE INDUSTRIES, INC                16,350
                                                                  -----------
                                                                      644,730
                                                                  -----------
                             TOTAL BASIC INDUSTRIES                 3,217,187
                                                                  -----------
BUSINESS SERVICES -- 1.10%
ADVERTISING AND OTHER SERVICES -- 1.10%
           100            *  24/7 MEDIA, INC                            1,562
           100               AARON RENTS, INC                           1,256
           100               ABM INDUSTRIES, INC                        2,300
           100               ACKERLEY GROUP, INC                        1,175
            21               ADECCO S.A. ADR                            2,228
           100            *  ADMINSTAFF, INC                            6,350
           100            *  ADVO, INC                                  4,200
           200            *  ANSWERTHINK, INC                           3,325
           400            *  APOLLO GROUP, INC (CLASS A)               11,200
           600               BLOCK (H&R), INC                          19,425
           100            *  BRIGHT HORIZONS FAMILY SOLUTIONS,
                               INC                                      2,137
           100            *  BURNS INTERNATIONAL SERVICES CORP          1,250
           100            *  CARRIAGE SERVICES, INC (CLASS A)             337
           100            *  CATALINA MARKETING CORP                   10,200
           300            *  CATALYTICA, INC                            3,300
           100            *  CDI CORP                                   2,037
           400            *  CELGENE CORP                              23,550
         4,220            *  CENDANT CORP                              59,080
           400            *  CENTURY BUSINESS SERVICES, INC               775
           200            *  CHECKFREE HOLDINGS CORP                   10,312
           700               CINTAS CORP                               25,681
            50            *  CIRCLE.COM                                   184
         1,352            *  CMGI, INC                                 61,938
           100            *  COINSTAR, INC                              1,006
           100            *  CORNELL COS, INC                             800
           100            *  CORPORATE EXECUTIVE BOARD CO               5,987

See notes to financial statements                    2000 SEMI-ANNUAL REPORT   9

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
ADVERTISING AND OTHER SERVICES -- (CONTINUED)
           300            *  COVANCE, INC                         $     2,643
           100            *  CRITICAL PATH, INC                         5,831
           100            *  CTC COMMUNICATIONS GROUP, INC              3,600
           400            *  DEVRY, INC                                10,575
           100            *  DIAMOND TECHNOLOGY PARTNERS, INC
                               (CLASS A)                                8,800
           500            *  DOUBLECLICK, INC                          19,062
         1,000               DUN & BRADSTREET CORP                     28,625
           400            *  EBAY, INC                                 21,725
           100            *  EDUCATION MANAGEMENT CORP                  1,806
           100            *  ELECTRO RENT CORP                          1,225
            10            *  EMERGE INTERACTIVE, INC                      179
           100            *  ENTREMED, INC                              2,993
           100            *  F.Y.I., INC                                3,368
           100               FAIR ISSAC & CO, INC                       4,400
           100            *  FIRST CONSULTING GROUP, INC                  556
           100               G & K SERVICES, INC (CLASS A)              2,506
           400               GARTNER GROUP, INC (CLASS A)               4,800
           200            *  GETTY IMAGES, INC                          7,412
           100            *  HEARME.COM                                   450
           100            *  HEIDRICK & STRUGGLES INTERNATIONAL,
                               INC                                      6,312
           200            *  INCTYE GENOMICS                           16,437
           100            *  INSPIRE INSURANCE SOLUTIONS, INC             300
           300            *  INTERIM SERVICES, INC                      5,325
           100               INTERPOOL, INC                               975
         1,855               INTERPUBLIC GROUP OF COS, INC             79,765
           100            *  IT GROUP, INC                                487
           100            *  ITT EDUCATIONAL SERVICES, INC              1,756
           100            *  JACOBS ENGINEERING GROUP, INC              3,268
           100               KELLY SERVICES, INC (CLASS A)              2,312
           200            *  KFORCE.COM, INC                            1,387
           100            *  KORN FERRY INTERNATIONAL                   3,168
           150            *  LABOR READY, INC                             993
           300            *  LAMAR ADVERTISING CO (CLASS A)            12,993
           100            *  LASON, INC                                   250
           100            *  LEARNING TREE INTERNATIONAL, INC           6,125
           400               MANPOWER, INC                             12,800
           746            *  MARCHFIRST, INC                           13,614
           100            *  MARKETING SERVICES GROUP                     443
           100            *  MAXIMUS, INC                               2,212
           100            *  MEMBERWORKS, INC                           3,362
           200            *  MESSAGEMEDIA, INC                            700
           500            *  MODIS PROFESSIONAL SERVICES, INC           4,437
           100            *  NATIONAL EQUIPMENT SERVICES, INC             600
           300            *  NATIONSRENT, INC                           1,143
           200            *  NAVIGANT CONSULTING CO                       850
           200            *  NBC INTERNET, INC                          2,500
           100            *  NEFF CORP                                    381
           300            *  NOVA CORP (GEORGIA)                        8,381
         1,100               OMNICOM GROUP, INC                        97,968
           100            *  ON ASSIGNMENT, INC                         3,050
             5            *  OPUS360 CORP                                  18
           100            *  PAREXEL INTERNATIONAL CORP                   956
           100            *  PEGASUS SOLUTIONS, INC                     1,087
           100            *  PERSONNEL GROUP OF AMERICA, INC              293

       SHARES                                                        VALUE
           100            *  PHARMACEUTICAL PRODUCT DEVELOPMENT,
                               INC                                $     2,100
           296               PITTSTON BRINKS GROUP CO                   4,051
           100            *  PREPAID LEGAL SERVICES, INC                2,987
           100            *  PROBUSINESS SERVICES, INC                  2,656
           200            *  PROFIT RECOVERY GROUP
                               INTERNATIONAL, INC                       3,325
           200            *  PROTECTION ONE, INC                          437
           700            *  QUINTILES TRANSNATIONAL CORP               9,887
           100            *  REDBACK NETWORKS, INC                     17,800
           200               REGIS CORP                                 2,500
           200            *  RENAISSANCE WORLDWIDE, INC                   312
           100            *  RENT WAY, INC                              2,918
           100            *  RENT-A-CENTER, INC                         2,250
         1,100            *  ROBERT HALF INTERNATIONAL, INC            31,350
           100               ROLLINS, INC                               1,487
           300           b*  SAFETY-KLEEN CORP                             21
         1,600               SERVICE CORP INTERNATIONAL, INC            5,100
         1,800               SERVICEMASTER CO                          20,475
           200            *  SITEL CORP                                   987
           300            *  SNYDER COMMUNICATIONS, INC                 7,125
           200               SOTHEBY'S HOLDINGS, INC (CLASS A)          3,500
           100            *  STAFF LEASING, INC                           356
           100            *  STAFFMARK, INC                               668
           200            *  SYLVAN LEARNING SYSTEMS, INC               2,750
           100            *  TELETECH HOLDINGS, INC                     3,106
           200            *  TETRA TECH, INC                            4,575
           100            *  THEGLOBE.COM, INC                            171
           300            *  TMP WORLDWIDE, INC                        22,143
           300               TRUE NORTH COMMUNICATIONS, INC            13,200
           100               UNIFIRST CORP                                787
           200            *  UNITED RENTALS, INC                        3,425
           100            *  URS CORP                                   1,525
           300            *  VALASSIS COMMUNICATIONS, INC              11,437
           200            *  VALENCE TECHNOLOGY, INC                    3,687
           500            *  VERTICALNET, INC                          18,468
           100            *  WACKENHUT CORP SERIES A                    1,293
           100            *  WACKENHUT CORRECTIONS CORP                   750
           100            *  WEST TELESERVICES CORP                     2,531
           100            *  XCEED, INC                                   912
           100            *  XTRA CORP                                  3,943
           200               YOUNG & RUBICAM, INC                      11,437
                                                                  -----------
                             TOTAL BUSINESS SERVICES                  917,231
                                                                  -----------
CONSTRUCTION AND REAL ESTATE -- 2.10%
BUILDING MATERIALS -- 1.83%
           100               AMCOL INTERNATIONAL CORP                   1,650
           200               APOGEE ENTERPRISES, INC                      706
           200            *  COMFORT SYSTEMS U.S.A., INC                  800
         1,783               CORNING, INC                             481,187
           300            *  DAL-TILE INTERNATIONAL, INC                2,475
           100            *  DEPARTMENT 56, INC                         1,100
           100               ELCOR CORP                                 2,300
           425            *  ENCOMPASS SERVICES CORP                    2,443
           200               FERRO CORP                                 4,200
           100               FLORIDA ROCK INDUSTRIES, INC               3,562
        14,200               HOME DEPOT, INC                          709,112

 10  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
BUILDING MATERIALS -- (CONTINUED)
            44            *  HUTTIG BUILDING PRODUCTS, INC        $       181
           200            *  INTEGRATED ELECTRICAL SERVICES, INC        1,025
           200               LAFARGE CORP                               4,200
           100               LIBBEY, INC                                3,212
           100               LILLY INDUSTRIES, INC (CLASS A)            3,006
         2,028               LOWE'S COS, INC                           83,274
           300               MARTIN MARIETTA MATERIALS, INC            12,131
         2,700               MASCO CORP                                48,768
           300               OWENS CORNING CO                           2,775
           900            *  OWENS ILLINOIS, INC                       10,518
         1,100               PPG INDUSTRIES, INC                       48,743
           300            *  QUANTA SERVICES, INC                      16,500
           600               RPM, INC                                   6,075
           800               SHERWIN-WILLIAMS CO                       16,950
           200               SOUTHDOWN, INC                            11,550
           300               USG CORP                                   9,112
           200               VALSPAR CORP                               6,750
           600               VULCAN MATERIALS CO                       25,612
           100               WATSCO, INC                                1,250
                                                                  -----------
                                                                    1,521,167
                                                                  -----------
CONSTRUCTION -- 0.21%
           200            *  BLOUNT INTERNATIONAL, INC                  1,537
           300               CENTEX CORP                                7,050
           250            *  DYCOM INDUSTRIES, INC                     11,500
           500               FLUOR CORP                                15,812
           200               FOSTER WHEELER CORP                        1,725
           100               GRANITE CONSTRUCTION, INC                  2,450
           300               HILLENBRAND INDUSTRIES, INC                9,393
           300               HON INDUSTRIES, INC                        7,050
           300               HORTON (D.R.), INC                         4,068
           100            *  INSITUFORM TECHNOLOGIES, INC (CLASS
                               A)                                       2,712
           300               KAUFMAN & BROAD HOME CORP                  5,943
           200               KIMBALL INTERNATIONAL, INC (CLASS
                               B)                                       2,950
           400            *  LEAR CORP                                  8,000
           349               LENNAR CORP                                7,067
           150            *  MASTEC, INC                                5,728
           100               MDC HOLDINGS, INC                          1,862
           400               MILLER (HERMAN), INC                      10,350
           200            *  MORRISON KNUDSEN CORP                      1,450
         1,557               NEWELL RUBBERMAID, INC                    40,092
           100            *  NVR, INC                                   5,700
           200               PULTE CORP                                 4,325
           100               RYLAND GROUP, INC                          2,212
           100               STANDARD-PACIFIC CORP                      1,000
           400               STEELCASE, INC                             6,800
           100            *  TOLL BROTHERS, INC                         2,050
           500               U.S. INDUSTRIES, INC                       6,062
           200               WALTER INDUSTRIES, INC                     2,287
           100            *  WEBB (DEL) CORP                            1,531
                                                                  -----------
                                                                      178,706
                                                                  -----------
REAL ESTATE -- 0.06%
           300               ARDEN REALTY GROUP, INC                    7,050
           100            *  CASTLE & COOKE, INC                        1,931
           600            *  CATELLUS DEVELOPMENT CORP                  9,000

       SHARES                                                        VALUE
           100            *  CB RICHARD ELLIS SERVICES GROUP,
                               INC                                $       912
           200            *  FAIRFIELD COMMUNITIES, INC                 1,575
           100               FOREST CITY ENTERPRISES, INC (CLASS
                               A)                                       3,337
           100            *  INSIGNIA FINANCIAL GROUP, INC              1,000
           200            *  JONES LANG LA SALLE                        2,675
           100               LNR PROPERTY CORP                          1,950
           200            *  PINNACLE HOLDINGS, INC                    10,800
           200            *  SECURITY CAPITAL GROUP, INC (CLASS
                               B)                                       3,400
           500               STEWART ENTERPRISES, INC (CLASS A)         1,765
           100            *  TRAMMELL CROW CO                           1,075
                                                                  -----------
                                                                       46,470
                                                                  -----------
                             TOTAL CONSTRUCTION AND REAL ESTATE     1,746,343
                                                                  -----------
CONSUMER DURABLE -- 9.18%
HOME APPLIANCES AND FURNISHINGS -- 8.67%
           100            *  ACTEL CORP                                 4,562
           100            *  ACTION PERFORMANCE COS, INC                  725
           100            *  ADVANCED ENERGY INDUSTRIES, INC            5,893
           900            *  ADVANCED MICRO DEVICES, INC               69,525
           100            *  AEROFLEX, INC                              4,968
           100            *  ALLIANCE SEMICONDUCTOR CORP                2,456
           200            *  ALPHA INDUSTRIES, INC                      8,812
         1,100            *  ALTERA CORP                              112,131
         1,000            *  AMERICAN POWER CONVERSION CORP            40,812
           100            *  AMERICAN SUPERCONDUCTOR CORP               4,825
           100            *  AMERICAN XTAL TECHNOLOGY, INC              4,325
           600            *  AMKOR TECHNOLOGY, INC                     21,187
           200            *  AMPHENOL CORP (CLASS A)                   13,237
           250            *  ANADIGICS, INC                             8,515
         2,200            *  ANALOG DEVICES, INC                      167,200
           100            *  APPLICA, INC                               1,131
           600            *  APPLIED MICRO CIRCUITS CORP               59,250
           200            *  ARTESYN TECHNOLOGIES, INC                  5,562
         1,400            *  ATMEL CORP                                51,625
           300               AVX CORP                                   6,881
           100               BASSETT FURNITURE INDUSTRIES, INC          1,262
           700            *  BED BATH & BEYOND, INC                    25,375
           100            *  BENCHMARK ELECTRONICS, INC                 3,656
           200               BMC INDUSTRIES, INC                          812
           200            *  BOMBAY, INC                                  587
           300            *  BOYDS COLLECTION LTD                       2,550
           700            *  BROADCOM CORP (CLASS A)                  153,256
           450            *  BURR BROWN CORP                           39,009
         1,100            *  CONEXANT SYSTEMS, INC                     53,487
           200            *  CREE, INC                                 26,700
           200               CTS CORP                                   9,000
           700            *  CYPRESS SEMICONDUCTOR CORP                29,575
           300               DALLAS SEMICONDUCTOR CORP                 12,225
           100            *  EMCORE CORP                               12,000
           100            *  ESS TECHNOLOGY, INC                        1,450
           200            *  E-TEK DYNAMICS, INC                       52,762
           550               ETHAN ALLEN INTERIORS, INC                13,200
           100            *  EXAR CORP                                  8,718
           300            *  FURNITURE BRANDS INTERNATIONAL, INC        4,537
           200            *  GENERAL SEMICONDUCTOR, INC                 2,950
         6,400               GILLETTE CO                              223,600

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   11

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
HOME APPLIANCES AND FURNISHINGS -- (CONTINUED)
           300            *  HA-LO INDUSTRIES, INC                $     1,687
           100            *  HANDLEMAN CO                               1,250
           100               HARMAN INTERNATIONAL INDUSTRIES,
                               INC                                      6,100
           100               HAVERTY FURNITURE COS, INC                   850
           300               HEILIG MEYERS CO                             356
           100               HELIX TECHNOLOGY CORP                      3,900
           100            *  HUTCHINSON TECHNOLOGY, INC                 1,425
           100               INNOVEX, INC                                 975
           500            *  INTEGRATED DEVICE TECHNOLOGY, INC         29,937
        20,400               INTEL CORP                             2,727,225
           400            *  INTERNATIONAL RECTIFIER CORP              22,400
           700            *  JABIL CIRCUIT, INC                        34,737
         3,670            *  JDS UNIPHASE CORP                        439,941
           400            *  KEMET CORP                                10,025
           200            *  KOPIN CORP                                13,850
           100            *  LASERSIGHT, INC                              381
           300            *  LATTICE SEMICONDUCTOR CORP                20,737
           300               LA-Z-BOY, INC                              4,200
         1,200               LEGGETT & PLATT, INC                      19,800
         1,900               LINEAR TECHNOLOGY CO                     121,481
           200            *  LINENS 'N THINGS, INC                      5,425
         1,900            *  LSI LOGIC CORP                           102,837
         1,700            *  MAXIM INTEGRATED PRODUCTS, INC           115,493
           500               MAYTAG CO                                 18,437
           200            *  MEMC ELECTRONIC MATERIALS, INC             3,600
           200               METHODE ELECTRONICS, INC (CLASS A)         7,725
           400            *  MICREL, INC                               17,375
           650            *  MICROCHIP TECHNOLOGY, INC                 37,872
         2,900            *  MICRON TECHNOLOGY, INC                   255,381
           138            *  MIPS TECHNOLOGIES, INC (CLASS B)           5,313
           200            *  MMC NETWORKS, INC                         10,687
           600               MOLEX, INC                                28,875
           300            *  MRV COMMUNICATIONS, INC                   20,175
         1,100            *  NATIONAL SEMICONDUCTOR CORP               62,425
           100            *  NAVARRE CORP                                 131
           100            *  NEOMAGIC CORP                                303
           200            *  NVIDIA CORP                               12,712
           100               PARK ELECTROCHEMICAL CORP                  3,606
           100            *  PHOTRONICS, INC                            2,837
           500               PIER 1 IMPORTS, INC                        4,875
           100            *  PLEXUS CORP                               11,300
           100            *  PLX TECHNOLOGY, INC                        4,150
           900            *  PMC-SIERRA, INC                          159,918
           100            *  POWER INTEGRATIONS, INC                    2,356
           150            *  POWER-ONE, INC                            17,090
           400            *  QLOGIC CORP                               26,425
           500            *  RAMBUS, INC                               51,500
           300            *  READ RITE CORP                               665
           100            *  REMEC, INC                                 4,187
           100            *  RESTORATION HARDWARE, INC                    550
           300            *  RF MICRO DEVICES, INC                     26,287
           500            *  S3, INC                                    7,375
           100            *  SALTON, INC                                3,687
           940            *  SANMINA CORP                              80,370
           100            *  SAWTEK, INC                                5,756
           900            *  SCI SYSTEMS, INC                          35,268

       SHARES                                                        VALUE
           150            *  SCP POOL CORP                        $     3,525
           400            *  SDL, INC                                 114,075
           100            *  SELECT COMFORT CORP                          318
           200            *  SEMTECH CORP                              15,296
           100            *  SIPEX CORP                                 2,768
           300               SNAP-ON, INC                               7,987
         3,100            *  SOLECTRON CORP                           129,812
           400               STANLEY WORKS CO                           9,500
           500            *  SUNBEAM CORP                               1,718
           100               TECHNITROL, INC                            9,687
        10,100               TEXAS INSTRUMENTS, INC                   693,743
           300            *  TITAN CORP                                13,425
           450            *  TRANSWITCH CORP                           34,734
           200            *  TRIQUINT SEMICONDUCTOR, INC               19,137
           200            *  VARIAN SEMICONDUCTOR EQUIPMENT
                               ASSOCIATES, INC                         12,562
           662            *  VISHAY INTERTECHNOLOGY, INC               25,114
         1,000            *  VITESSE SEMICONDUCTOR CORP                73,562
            30            *  WATER PIK TECHNOLOGIES, INC                  187
           400               WHIRLPOOL CORP                            18,650
           200            *  WILLIAMS-SONOMA, INC                       6,487
         1,700            *  XILINX, INC                              140,356
           200            *  ZOMAX, INC                                 2,625
                                                                  -----------
                                                                    7,219,826
                                                                  -----------
TEXTILE, APPAREL AND ACCESSORIES -- 0.51%
           600            *  ABERCROMBIE & FITCH CO (CLASS A)           7,312
           100            *  ALBANY INTERNATIONAL CORP (CLASS A)
                               (NEW)                                    1,450
           100            *  AMERICAN EAGLE OUTFITTERS, INC             1,400
           100            *  ANN TAYLOR STORES CORP                     3,312
           100               BROWN SHOE CO, INC                         1,300
           100               BURLINGTON COAT FACTORY WAREHOUSE
                               CORP                                     1,081
           300            *  BURLINGTON INDUSTRIES, INC                   506
           100               CATO CORP (CLASS A)                        1,162
           500            *  CHARMING SHOPPES, INC                      2,546
           100            *  CHICO'S FAS, INC                           2,000
           100            *  CHILDREN'S PLACE RETAIL STORES, INC        2,050
           200               CLAIRE'S STORES, INC                       3,850
           300            *  COLLINS & AIKMAN CORP                      1,556
           100            *  DAN RIVER, INC (CLASS A)                     475
           100            *  DONNA KARAN INTERNATIONAL, INC               637
           100            *  DRESS BARN, INC                            2,212
           100            *  FINISH LINE, INC (CLASS A)                   818
           100            *  FOOTSTAR, INC                              3,325
           100            *  FOSSIL, INC                                1,943
         4,050               GAP, INC                                 126,562
           100            *  GENESCO, INC                               1,606
           100            *  GOODY'S FAMILY CLOTHING, INC                 550
           100               GUILFORD MILLS, INC                          425
           100            *  GYMBOREE CORP                                300
           200               INTERFACE, INC (CLASS A)                     762
           500               INTIMATE BRANDS, INC (CLASS A)             9,875
           750            *  JONES APPAREL GROUP, INC                  17,625
           100               JUSTIN INDUSTRIES, INC                     2,187
           200               KELLWOOD CO                                4,225

 12  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
TEXTILE, APPAREL AND ACCESSORIES -- (CONTINUED)
         2,048               LIMITED, INC                         $    44,288
           300               LIZ CLAIBORNE, INC                        10,575
           100            *  MEN'S WEARHOUSE, INC                       2,231
           200            *  MOHAWK INDUSTRIES, INC                     4,350
           200            *  NAUTICA ENTERPRISES, INC                   2,137
           500               NIKE, INC (CLASS B)                       19,906
           600               NORDSTROM, INC                            14,475
           200            *  OAKLEY, INC                                2,300
           100               ONEIDA LTD                                 1,775
           200            *  PACIFIC SUNWEAR CALIFORNIA, INC            3,750
           100            *  PAYLESS SHOESOURCE, INC                    5,125
           100               PHILLIPS VAN HEUSEN CORP                     950
           300            *  POLO RALPH LAUREN CORP                     4,275
           100               POLYMER GROUP, INC                           925
           100            *  QUIKSILVER, INC                            1,556
           300            *  REEBOK INTERNATIONAL LTD                   4,781
           500               ROSS STORES, INC                           8,531
           200               RUSSELL CORP                               4,000
           600               SHAW INDUSTRIES, INC                       7,500
           100               SPRING INDUSTRIES, INC                     3,200
           200            *  STEIN MART, INC                            2,050
           200               STRIDE RITE CORP                           1,225
           100               TALBOTS, INC                               5,493
           100            *  TIMBERLAND CO                              7,081
         1,800               TJX COS, INC                              33,750
            53            *  TOO, INC                                   1,348
           300            *  UNIFI, INC                                 3,712
           100            *  UNITED RETAIL GROUP, INC                     850
           100            *  URBAN OUTFITTERS, INC                        881
           500               V.F. CORP                                 11,906
           300               WARNACO GROUP, INC (CLASS A)               2,325
           200               WESTPOINT STEVENS, INC                     2,225
           100            *  WET SEAL, INC (CLASS A)                    1,312
           200               WOLVERINE WORLD WIDE, INC                  1,975
                                                                  -----------
                                                                      425,815
                                                                  -----------
                             TOTAL CONSUMER DURABLE                 7,645,641
                                                                  -----------
ENERGY -- 4.49%
OIL, GAS AND OTHER ENERGY SERVICES -- 4.49%
           500               AMERADA HESS CORP                         30,875
           700               ANADARKO PETROLEUM CORP                   34,518
           600               APACHE CORP                               35,287
           400               ASHLAND, INC                              14,025
           100            *  ATWOOD OCEANICS, INC                       4,437
           200            *  BARNETT RESOURCES CORP                     6,087
           100            *  BASIN EXPLORATION, INC                     1,787
           100            *  BELCO OIL & GAS CORP                         850
           100               BERRY PETROLEUM CO (CLASS A)               1,700
           500            *  BJ SERVICES CO                            31,250
           200            *  BROWN (TOM), INC                           4,612
         1,300               BURLINGTON RESOURCES, INC                 49,725
           100               CABOT OIL & GAS CORP (CLASS A)             2,118
           500            *  CHESAPEAKE ENERGY CORP                     3,875
         4,000               CHEVRON CORP                             339,250
         3,739               CONOCO, INC (CLASS B)                     91,839

       SHARES                                                        VALUE
           100               CONSOL ENERGY, INC                   $     1,512
           300               CROSS TIMBERS OIL CO                       6,637
           289               DEVON ENERGY CORP (NEW)                   16,238
           400               DIAMOND OFFSHORE DRILLING, INC            14,050
           300            *  EEX CORP                                   1,743
         4,500               ENRON CORP                               290,250
           800               ENSCO INTERNATIONAL, INC                  28,650
           300               EOG RESOURCES, INC                        10,050
           100            *  EVERGREEN RESOURCES, INC                   2,962
        21,364               EXXON MOBIL CORP                       1,677,074
           200            *  FOREST OIL CORP                            3,187
           185            *  FRIEDE GOLDMAN HALTER, INC                 1,653
           400            *  GLOBAL INDUSTRIES LTD                      7,550
           900            *  GLOBAL MARINE, INC                        25,368
         1,000            *  GREY WOLF, INC                             5,000
         2,700               HALLIBURTON CO                           127,406
           400            *  HANOVER COMPRESSOR CO                     15,200
           600            *  HARKEN ENERGY CORP                           375
           300               HELMERICH & PAYNE, INC                    11,212
           100            *  HOUSTON EXPLORATION CO                     2,512
           100            *  HS RESOURCES, INC                          3,000
           600               KERR-MCGEE CORP                           35,362
           500            *  KEY ENERGY SERVICES, INC                   4,812
           100            *  LOUIS DREYFUS NATURAL GAS CORP             3,131
           300            *  MARINE DRILLING CO, INC                    8,400
           100            *  MCMORAN EXPLORATION CO                     1,650
           200            *  MERIDIAN RESOURCE CORP                     1,137
           100               MITCHELL ENERGY & DEVELOPMENT CORP
                               (CLASS A)                                3,212
           300               MURPHY OIL CORP                           17,831
           800            *  NABORS INDUSTRIES, INC                    33,250
           200            *  NEWFIELD EXPLORATION CO                    7,825
           300               NOBLE AFFILIATES, INC                     11,175
           800            *  NOBLE DRILLING CORP                       32,950
           100            *  NUEVO ENERGY CO                            1,887
         2,200               OCCIDENTAL PETROLEUM CORP                 46,337
         1,000            *  OCEAN ENERGY, INC (NEW)                   14,187
           100            *  OCEANEERING INTERNATIONAL, INC             1,900
           300            *  PARKER DRILLING CO                         1,856
           200            *  PATTERSON ENERGY, INC                      5,700
           500               PENNZOIL-QUAKER STATE CO                   6,031
         1,300               PHILLIPS PETROLEUM CO                     65,893
           600            *  PIONEER NATURAL RESOURCES CO               7,650
           100            *  PLAINS RESOURCES, INC                      1,600
           200               POGO PRODUCING CO                          4,425
           400            *  PRIDE INTERNATIONAL, INC                   9,900
         1,000            *  R & B FALCON CORP                         23,562
           500            *  ROWAN COS, INC                            15,187
           100               RPC, INC                                   1,056
         1,100            *  SANTA FE SNYDER CORP                      12,512
           100            *  SEITEL, INC                                  812
           100               ST. MARY LAND & EXPLORATION CO             4,206
           100            *  STONE ENERGY CORP                          5,975
           500               SUNOCO, INC                               14,718
           100            *  SWIFT ENERGY CO                            2,837
           100            *  SYNTROLEUM CORP                            1,712
           200            *  TESORO PETROLEUM CORP                      2,025

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   13

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
OIL, GAS AND OTHER ENERGY SERVICES -- (CONTINUED)
         3,400               TEXACO, INC                          $   181,050
           900               TOSCO CORP                                25,481
           200            *  TRANSMONTAIGNE, INC                        1,225
           500               ULTRAMAR DIAMOND SHAMROCK CORP            12,406
         1,500               UNION PACIFIC RESOURCES GROUP, INC        33,000
         1,500               UNOCAL CORP                               49,687
         1,900               USX-MARATHON GROUP, INC                   47,618
           100            *  UTI ENERGY CORP                            4,012
           300               VALERO ENERGY CORP                         9,525
           413            *  VARCO INTERNATIONAL, INC (NEW)             9,602
           100               VASTAR RESOURCES, INC                      8,212
           100            *  VERITAS DGC, INC                           2,600
           300               VINTAGE PETROLEUM, INC                     6,768
           100               WD-40 CO                                   2,075
           700            *  WEATHERFORD INTERNATIONAL, INC            27,868
                                                                  -----------
                             TOTAL ENERGY                           3,737,696
                                                                  -----------
FINANCE -- 13.92%
BANKS, SAVINGS AND LOANS -- 6.63%
           100               ALLIANCE BANCORP                           1,643
           100               AMCORE FINANCIAL, INC                      1,831
         2,335               AMSOUTH BANCORP                           36,776
           100               ANCHOR BANCORP WISCONSIN, INC              1,531
           100               AREA BANCSHARES CORP                       2,231
           440               ASSOCIATED BANC-CORP                       9,597
           300               ASTORIA FINANCIAL CORP                     7,725
           100               BANCFIRST CORP                             3,150
           300               BANCORPSOUTH, INC                          4,218
           300               BANCWEST CORP                              4,931
        10,200               BANK OF AMERICA CORP                     438,600
         4,500               BANK OF NEW YORK CO, INC                 209,250
         6,900               BANK ONE CORP                            183,281
           200               BANK UNITED CORP (CLASS A)                 7,037
           200               BANKATLANTIC BANCORP, INC (CLASS B)        1,175
           782               BANKNORTH GROUP, INC                      11,974
           100               BAY VIEW CAPITAL CORP                        981
         2,100               BB&T CORP                                 50,137
           100            *  BOK FINANCIAL CORP                         1,756
           100               BRENTON BANKS, INC                         1,387
           100               BROOKLINE BANCORP, INC                     1,143
           100               BT FINANCIAL CORP                          1,725
           500               CAPITOL FEDERAL FINANCIAL                  5,531
           200               CCB FINANCIAL CORP                         7,400
           100            *  CENTENNIAL BANCORP                           868
           245               CENTURA BANKS, INC                         8,314
           100               CENTURY SOUTH BANKS, INC                   1,937
           100               CFS BANCORP, INC                             915
         1,335               CHARTER ONE FINANCIAL, INC                30,705
         7,600               CHASE MANHATTAN CORP                     350,075
           100               CHEMICAL FINANCIAL CORP                    2,600
           200               CHITTENDEN CORP                            4,887
        20,750               CITIGROUP, INC                         1,250,187
           200               CITIZENS BANKING CORP (MICHIGAN)           3,246
           100               CITY HOLDINGS CO                             587
           200               CITY NATIONAL CORP                         6,950
           500               COLONIAL BANCGROUP, INC                    4,500

       SHARES                                                        VALUE
           900               COMERICA, INC                        $    40,387
           205               COMMERCE BANCORP, INC                      9,430
           310               COMMERCE BANCSHARES, INC                   9,222
           300               COMMERCIAL FEDERAL CORP                    4,668
           100               COMMONWEALTH BANCORP, INC                  1,187
           300               COMMUNITY FIRST BANKSHARES, INC            4,893
           110               COMMUNITY TRUST BANCORP, INC               1,945
           700               COMPASS BANCSHARES, INC                   11,943
           100               CORUS BANKSHARES, INC                      2,643
           300               CULLEN FROST BANKERS, INC                  7,893
           100               CVB FINANCIAL CORP                         1,581
           600               DIME BANCORP, INC                          9,450
           100               DIME COMMUNITY BANCORP, INC                1,625
           100               DOWNEY FINANCIAL CORP                      2,900
           100               F & M BANCORP, INC (MARYLAND)              1,975
           100               F & M NATIONAL CORP                        2,100
           115               F.N.B. CORP                                2,371
           100               FCNB CORP                                  1,806
         1,500               FIFTH THIRD BANCORP                       94,875
           100               FIRST BANCORP (PUERTO RICO)                1,856
           200               FIRST CHARTER CORP                         3,150
           300               FIRST COMMONWEALTH FINANCIAL CORP          2,718
           100               FIRST FEDERAL CAPITAL CORP                 1,106
           200               FIRST FINANCIAL BANCORP                    3,937
           100               FIRST FINANCIAL HOLDINGS, INC              1,375
           100               FIRST MERCHANTS CORP                       2,118
           200               FIRST MIDWEST BANCORP, INC                 4,650
           100               FIRST NIAGARA FINANCIAL GROUP, INC           937
           100            *  FIRST REPUBLIC BANK                        1,993
         1,100               FIRST SECURITY CORP                       14,918
           200               FIRST SENTINEL BANCORP, INC                1,643
           100               FIRST SOURCE CORP                          1,568
           800               FIRST TENNESSEE NATIONAL CORP             13,250
         6,000               FIRST UNION CORP                         148,875
           100               FIRST UNITED BANCSHARES, INC               1,518
           300               FIRST VIRGINIA BANKS, INC                 10,443
           100               FIRST WASHINGTON BANCORP, INC              1,393
         5,827               FIRSTAR CORP                             122,731
           100            *  FIRSTFED FINANCIAL CORP                    1,412
           500               FIRSTMERIT CORP                           10,687
         5,521               FLEETBOSTON FINANCIAL CORP               187,714
           100               FRONTIER FINANCIAL CORP                    1,837
           441               FULTON FINANCIAL CORP                      7,800
           100               GBC BANCORP                                2,925
           400            *  GOLDEN STATE BANCORP, INC                  7,200
           800               GOLDEN WEST FINANCIAL CORP                32,650
           100               GREATER BAY BANCORP                        4,675
           500               GREENPOINT FINANCIAL CORP                  9,375
           100               HANCOCK HOLDINGS CO                        3,400
           100               HARBOR FLORIDA BANCSHARES, INC             1,043
         1,000               HIBERNIA CORP (CLASS A)                   10,875
           100               HUDSON RIVER BANCORP, INC                  1,187
           312               HUDSON UNITED BANCORP                      7,000
         1,160               HUNTINGTON BANCSHARES, INC                18,342
           224            *  IMPERIAL BANCORP                           3,500
           400               INDEPENDENCE COMMUNITY BANK CORP           5,300
           100               INDEPENDENT BANK CORP                      1,131

 14  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
BANKS, SAVINGS AND LOANS -- (CONTINUED)
           100               INTEGRA BANK CORP                    $     1,700
           125               INTERNATIONAL BANCSHARES CORP              4,078
           100               INTERWEST BANCORP, INC                     1,400
           100               IRWIN FINANCIAL CORP                       1,443
         2,700               KEYCORP                                   47,587
           300               KEYSTONE FINANCIAL, INC                    6,375
           100            *  LOCAL FINANCIAL CORP                         834
            20               M & T BANK CORP                            9,000
           100               MAF BANCORP, INC                           1,818
           600               MARSHALL & ILSLEY CORP                    24,900
         4,200               MBNA CORP                                113,925
         3,000               MELLON FINANCIAL CORP                    109,312
           400               MERCANTILE BANKSHARES CORP                11,925
           100               MERCHANTS NEW YORK BANCORP, INC            1,718
         1,000               MORGAN (J.P.) & CO, INC                  110,125
           100               NATIONAL BANCORP OF ALASKA, INC            3,587
         3,600               NATIONAL CITY CORP                        61,425
           500               NATIONAL COMMERCE BANCORP                  8,031
           100               NATIONAL PENN BANCSHARES, INC              2,062
           110               NBT BANCORP, INC                           1,175
         1,000               NORTH FORK BANCORP, INC                   15,125
         1,300               NORTHERN TRUST CORP                       84,581
           200               NORTHWEST BANCORP, INC                     1,375
           100               OCEANFIRST FINANCIAL CORP                  1,843
           200            *  OCWEN FINANCIAL CORP                       1,112
           784               OLD KENT FINANCIAL CORP                   20,972
           300               OLD NATIONAL BANCORP                       8,793
           200               ONE VALLEY BANCORP, INC                    6,250
           100               ORIENTAL FINANCIAL GROUP                   1,443
           100               PACIFIC CAPITAL BANCORP                    2,506
           400               PACIFIC CENTURY FINANCIAL CORP             5,850
           100               PEOPLES BANK OF BRIDGEPORT CO              1,837
           100               PFF BANCORP, INC                           1,825
         1,800               PNC FINANCIAL SERVICES GROUP, INC         84,375
           800               POPULAR, INC                              15,250
           120               PREMIER NATIONAL BANCORP, INC              1,560
           105               PROVIDENT BANKSHARES CORP                  1,417
           100               PROVIDENT FINANCIAL GROUP                  2,381
           900               PROVIDIAN FINANCIAL CORP                  81,000
           100               QUEENS COUNTY BANCORP, INC                 1,843
         1,300               REGIONS FINANCIAL CORP                    25,837
           200               REPUBLIC BANCORP, INC                      1,787
           300               REPUBLIC SECURITY FINANCIAL CORP           1,500
           200               RICHMOND COUNTY FINANCIAL CORP             3,825
           100               RIGGS NATIONAL CORP                        1,262
           400               ROSLYN BANCORP, INC                        6,643
           100               S & T BANCORP, INC                         1,825
           300            *  S1 CORP                                    6,993
           100               SEACOAST FINANCIAL SERVICES CORP             950
           105               SHORELINE FINANCIAL CORP                   1,246
           200            *  SILICON VALLEY BANCSHARES                  8,525
           392               SKY FINANCIAL GROUP, INC                   6,247
           300               SOUTH FINANCIAL GROUP, INC                 4,350
         1,000               SOUTHTRUST CORP                           22,625
           200            *  SOUTHWEST BANCORP OF TEXAS, INC            4,150
         1,400               SOVEREIGN BANCORP, INC                     9,843

       SHARES                                                        VALUE
         1,000               STATE STREET CORP                    $   106,062
           200               STATEN ISLAND BANCORP, INC                 3,525
           100               STERLING BANCSHARES, INC                   1,081
         1,100               SUMMIT BANCORP                            27,087
         1,896               SUNTRUST BANKS, INC                       86,623
           200               SUSQUEHANNA BANCSHARES, INC                2,850
         1,400               SYNOVUS FINANCIAL CORP                    24,675
           500               TCF FINANCIAL CORP                        12,843
           100               TEXAS REGIONAL BANCSHARES, INC
                               (CLASS A)                                2,537
            50               THREE RIVERS BANCORP, INC                    328
           100               TRUST CO OF NEW JERSEY                     1,825
           300               TRUSTCO BANK CORP (NEW YORK)               3,750
           300               TRUSTMARK CORP                             5,231
         4,600               U.S. BANCORP                              88,550
           110               UMB FINANCIAL CORP                         3,609
           800               UNION PLANTERS CORP                       22,350
           200               UNIONBANCAL CORP                           3,712
           200               UNITED BANKSHARES, INC                     3,637
           200               UNITED COMMUNITY FINANCIAL CORP
                               (OHIO)                                   1,331
           100               UNITED NATIONAL BANCORP                    1,837
           100               USBANCORP, INC                               356
           430               VALLEY NATIONAL BANCORP                   10,454
           200               W HOLDING CO, INC                          1,650
         1,200               WACHOVIA CORP                             65,100
           320               WASHINGTON FEDERAL, INC                    5,840
         3,400               WASHINGTON MUTUAL, INC                    98,175
           200               WEBSTER FINANCIAL CORP                     4,437
         9,900               WELLS FARGO CO                           383,625
           100               WESBANCO, INC                              2,425
           100               WEST COAST BANCORP (OREGON)                1,000
           200               WESTAMERICA BANCORP                        5,225
           100               WHITNEY HOLDINGS CORP                      3,418
           200               WILMINGTON TRUST CORP                      8,550
           500               ZIONS BANCORP                             22,945
                                                                  -----------
                                                                    5,519,916
                                                                  -----------
CREDIT AND OTHER FINANCE -- 2.44%
           300            *  ACNEILSEN CORP                             6,600
           100               ADVANTA CORP (CLASS A)                     1,218
           100               ALEXANDRIA REAL ESTATE EQUITIES,
                               INC                                      3,431
           400               ALLIED CAPITAL CORP                        6,800
           400               AMB PROPERTY CORP                          9,125
           100            *  AMERCO                                     2,000
         8,300               AMERICAN EXPRESS CO                      432,637
           400               AMERICAN INDUSTRIAL PROPERTIES REIT        5,425
           400            *  AMERICREDIT CORP                           6,800
           100               AMLI RESIDENTIAL PROPERTIES TRUST          2,356
           200            *  AMRESCO, INC                                 112
           400               APARTMENT INVESTMENT & MANAGEMENT
                               CO                                      17,300
           500               ARCHSTONE COMMUNITIES TRUST               10,531
           100               ASSOCIATED ESTATES REALTY CORP               700
           100            *  ASSOCIATES FIRST CAPITAL RESIDUAL
                               VALUE                                        3
         4,400               ASSOCIATES FIRST CAPITAL CORP             98,175

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   15

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
CREDIT AND OTHER FINANCE -- (CONTINUED)
           400               AVALONBAY COMMUNITIES, INC           $    16,700
           100               BEDFORD PROPERTY INVESTORS, INC            1,856
           300               BOSTON PROPERTIES, INC                    11,587
           100               BOYKIN LODGING CO                          1,350
           100               BRADLEY REAL ESTATE, INC                   2,131
           200               BRANDYWINE REALTY TRUST                    3,825
           200               BRE PROPERTIES, INC (CLASS A)              5,775
           200               BURNHAM PACIFIC PROPERTIES, INC            1,375
           200               CAMDEN PROPERTY TRUST                      5,875
           100               CAPITAL AUTOMOTIVE REIT                    1,412
         1,200               CAPITAL ONE FINANCIAL CORP                53,550
            50               CAPSTEAD MORTGAGE CORP                       418
           400               CARRAMERICA REALTY CORP                   10,600
           100               CBL & ASSOCIATES PROPERTIES, INC           2,493
           100               CENTER TRUST, INC                            506
           100               CENTERPOINT PROPERTIES CORP                4,075
           100               CHARLES E. SMITH RESIDENTIAL
                               REALTY, INC                              3,800
           100               CHARTER MUNICIPAL MORTGAGE
                               ACCEPTANCE CO                            1,231
           100               CHATEAU PROPERTIES, INC                    2,825
           100               CHELSEA GCA REALTY, INC                    3,456
           252            *  CHOICEPOINT, INC                          11,214
           400               CIT GROUP, INC (CLASS A)                   6,500
           100               COLONIAL PROPERTIES TRUST                  2,737
           200               COMMERCIAL NET LEASE REALTY, INC           2,100
         1,550            *  CONCORD EFS, INC                          40,300
           800            *  CONTIFINANCIAL CORP                           18
           200               CORNERSTONE REALTY INCOME TRUST,
                               INC                                      2,000
           700               COUNTRYWIDE CREDIT INDUSTRIES, INC        21,218
           100               COUSINS PROPERTIES, INC                    3,850
           100            *  CREDIT ACCEPTANCE CORP                       556
           100           b*  CREDITRUST CORP                              131
           600               CRESCENT REAL ESTATE EQUITIES CO          12,300
           200               CROWN AMERICAN REALTY TRUST                1,075
           300               DEVELOPERS DIVERSIFIED REALTY CORP         4,481
           200               DORAL FINANCIAL CORP                       2,287
           800               DUKE-WEEKS REALTY CORP                    17,900
           100            *  DVI, INC                                   1,600
           100               EAST WEST BANCORP, INC                     1,437
           100               EASTGROUP PROPERTIES, INC                  2,106
           100               ENTERTAINMENT PROPERTIES TRUST             1,381
           800               EQUIFAX, INC                              21,000
           200               EQUITY INNS, INC                           1,225
         1,712               EQUITY OFFICE PROPERTIES TRUST            47,187
           800               EQUITY RESIDENTIAL PROPERTIES TRUST
                               CO                                      36,800
           100               ESSEX PROPERTY TRUST, INC                  4,200
         6,300               FEDERAL NATIONAL MORTGAGE
                               ASSOCIATION                            328,781
           200               FEDERAL REALTY INVESTMENT TRUST            4,000
           300               FELCOR LODGING TRUST, INC                  5,550
           100            *  FINANCIAL FEDERAL CORP                     1,737
           300            *  FINET.COM, INC                               206
           400               FINOVA GROUP, INC                          5,200
           200               FIRST INDUSTRIAL REALTY TRUST, INC         5,900
           300               FRANCHISE FINANCE CORP OF AMERICA          6,900

       SHARES                                                        VALUE
         4,300               FREDDIE MAC                          $   174,150
           100               GABLES RESIDENTIAL TRUST                   2,581
           300               GENERAL GROWTH PROPERTIES, INC             9,525
           200               GLENBOROUGH REALTY TRUST, INC              3,487
           100               GLIMCHER REALTY TRUST                      1,437
           100               GREAT LAKES REIT, INC                      1,700
           300               HEALTH CARE PROPERTY INVESTORS, INC        8,175
           200               HEALTH CARE REIT, INC                      3,250
           200               HEALTHCARE REALTY TRUST, INC               3,412
           200               HELLER FINANCIAL, INC                      4,100
           400               HIGHWOODS PROPERTIES, INC                  9,600
           100               HOME PROPERTIES OF NEW YORK, INC           3,000
           300               HOSPITALITY PROPERTIES TRUST               6,768
         2,900               HOUSEHOLD INTERNATIONAL, INC             120,531
           800               HRPT PROPERTIES TRUST                      4,900
           100            *  IMPERIAL CREDIT INDUSTRIES, INC              425
           400               INDYMAC MORTGAGE HOLDINGS, INC             5,425
           200               INNKEEPERS U.S.A. TRUST                    1,825
           200               IRT PROPERTY CO                            1,700
           503               ISTAR FINANCIAL, INC                      10,531
           200               JDN REALTY CORP                            2,037
           100               JP REALTY, INC                             1,781
           100               KILROY REALTY CORP                         2,593
           300               KIMCO REALTY CORP                         12,300
           100               KOGER EQUITY, INC                          1,687
           200               KONOVER PROPERTY TRUST, INC                  950
           100               LASALLE HOTEL PROPERTIES                   1,437
           200            *  LEUCADIA NATIONAL CORP                     4,562
           100               LEXINGTON CORPORATE PROPERTIES
                               TRUST                                    1,118
           400               LIBERTY PROPERTY TRUST CO                 10,375
           100               LTC PROPERTIES, INC                          593
           200               MACERICH CO                                4,412
           400               MACK-CALI REALTY CORP                     10,275
           100               MANUFACTURED HOME COMMUNITIES, INC         2,393
           100               MEDALLION FINANCIAL CORP                   1,543
           700               MEDITRUST CORP PAIRED                      2,625
           300               MERISTAR HOSPITALITY CORP                  6,300
           300               METRIS COS, INC                            7,537
           100               MGI PROPERTIES, INC                          231
           100               MID-AMERICA APARTMENT COMMUNITIES,
                               INC                                      2,400
           100               MID-STATE BANCSHARES                       2,725
           100               MILLS CORP                                 1,881
           100               NATIONAL GOLF PROPERTIES, INC              2,112
           100               NATIONAL HEALTH INVESTORS, INC             1,100
           300               NATIONWIDE HEALTH PROPERTIES, INC          4,181
           100            *  NETBANK, INC                               1,243
           600               NEW PLAN EXCEL REALTY TRUST                7,800
           100               OMEGA HEALTHCARE INVESTORS, INC              450
           100               PACIFIC GULF PROPERTIES, INC               2,506
           100               PAN PACIFIC RETAIL PROPERTIES, INC         2,012
           100               PARKWAY PROPERTIES, INC                    3,050
           100               PENNSYLVANIA REAL ESTATE INVESTMENT
                               TRUST                                    1,712
           200               POST PROPERTIES, INC                       8,800
           200               PRENTISS PROPERTIES TRUST                  4,800
           100               PRIME GROUP REALTY TRUST                   1,518

 16  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
CREDIT AND OTHER FINANCE -- (CONTINUED)
           200               PRIME RETAIL, INC                    $       250
           800               PRISON REALTY TRUST, INC                   2,450
           500               PROLOGIS TRUST                            10,656
           100               PS BUSINESS PARKS, INC                     2,400
           500               PUBLIC STORAGE, INC                       11,718
           100               REALTY INCOME CORP                         2,356
           200               RECKSON ASSOCIATES REALTY CORP             4,750
           200               REGENCY REALTY CORP                        4,750
           100               RESOURCE AMERICA, INC (CLASS A)              653
           100               RESOURCE BANCSHARES MORTGAGE GROUP,
                               INC                                        418
           100               RFS HOTEL INVESTORS, INC                   1,175
           400               ROUSE CO                                   9,900
           100               SAUL CENTERS, INC                          1,612
           100               SENIOR HOUSING PROPERTIES TRUST              731
           200               SHURGARD STORAGE CENTERS, INC              4,500
           100            *  SIERRACITIES.COM, INC                        375
           700               SIMON PROPERTY GROUP, INC                 15,531
           100               SL GREEN REALTY CORP                       2,675
           900               SLM HOLDINGS CORP                         33,693
           100               SOVRAN SELF STORAGE, INC                   2,143
           400               SPIEKER PROPERTIES, INC                   18,400
           200               STORAGE U.S.A., INC                        5,900
           100               SUMMIT PROPERTIES, INC                     2,100
           100               SUN COMMUNITIES, INC                       3,343
           200               TAUBMAN CENTERS, INC                       2,200
           100            *  TELESCAN, INC                                731
           100               THORNBURG MORTGAGE, INC                      718
           100               TOWN & COUNTRY TRUST                       1,718
           100               U.S. RESTAURANT PROPERTIES, INC              893
           300            *  UNICAPITAL CORP                              150
           600               UNITED DOMINION REALTY TRUST, INC          6,600
           100               URBAN SHOPPING CENTERS, INC                3,368
           300            *  VENTAS, INC                                  956
           500               VORNADO REALTY TRUST                      17,375
           200               WASHINGTON REAL ESTATE INVESTMENT
                               TRUST                                    3,575
           200               WEINGARTEN REALTY INVESTORS, INC           8,075
            50               WELLSFORD REAL PROPERTIES, INC               756
           100               WESTERN PROPERTIES TRUST                   1,187
           200               WESTFIELD AMERICA, INC                     2,687
                                                                  -----------
                                                                    2,034,959
                                                                  -----------
INSURANCE -- 3.06%
           500               21ST CENTURY INSURANCE GROUP               7,875
           100            *  ACCEPTANCE INSURANCE COS, INC                500
           900               AETNA, INC                                57,768
         1,600               AFLAC, INC                                73,500
           200               ALFA CORP                                  3,500
           300               ALLMERICA FINANCIAL CORP                  15,712
         4,500               ALLSTATE CORP                            100,125
           400               AMBAC FINANCIAL GROUP, INC                21,925
           200               AMERICAN FINANCIAL GROUP, INC              4,962
         1,500               AMERICAN GENERAL CORP                     91,500
         7,920               AMERICAN INTERNATIONAL GROUP, INC        930,600
           100               AMERICAN NATIONAL INSURANCE CO             5,100

       SHARES                                                        VALUE
           100               AMERUS LIFE HOLDINGS, INC (CLASS A)  $     2,062
         1,550               AON CORP                                  48,146
           100               ARGONAUT GROUP, INC                        1,712
         1,100               AXA FINANCIAL, INC                        37,400
           100               BALDWIN & LYONS, INC (CLASS B)             1,706
           100               BERKLEY (W.R.) CORP                        1,875
           100               BLANCH (E.W.) HOLDINGS, INC                2,031
           100               BROWN & BROWN, INC                         5,200
         1,123               CHUBB CORP                                69,064
         1,000               CIGNA CORP                                93,500
           900               CINCINNATI FINANCIAL CORP                 28,293
           100            *  CNA FINANCIAL CORP                         3,400
           100               CNA SURETY CORP                            1,193
           100               COMMERCE GROUP, INC                        2,950
         1,900               CONSECO, INC                              18,525
           200               CRAWFORD & CO (CLASS B)                    2,200
           100            *  DELPHI FINANCIAL GROUP, INC                3,393
           200               ENHANCE FINANCIAL SERVICES GROUP,
                               INC                                      2,875
           400               ERIE INDEMNITY CO (CLASS A)               12,600
           100               FBL FINANCIAL GROUP, INC (CLASS A)         1,575
           390               FIDELITY NATIONAL FINANCIAL, INC           7,141
           100               FINANCIAL SECURITY ASSURANCE
                               HOLDINGS LTD                             7,587
           300               FIRST AMERICAN CORP                        4,293
           300            *  FIRST HEALTH GROUP CORP                    9,843
           600            *  FOUNDATION HEALTH SYSTEMS (CLASS A)        7,800
           300               FREMONT GENERAL CORP                       1,181
           100               FRONTIER INSURANCE GROUP, INC                 75
           200               GALLAGHER (ARTHUR J.) & CO                 8,400
           100               HARLEYSVILLE GROUP, INC                    1,675
         1,300               HARTFORD FINANCIAL SERVICES GROUP,
                               INC                                     72,718
           200               HCC INSURANCE HOLDINGS, INC                3,775
           100               HILB, ROGAL & HAMILTON CO                  3,468
           200               HORACE MANN EDUCATORS CORP                 3,000
           200               HSB GROUP, INC                             6,225
         1,000            *  HUMANA, INC                                4,875
           600               JEFFERSON-PILOT CORP                      33,862
           100               LANDAMERICA FINANCIAL GROUP, INC           2,293
           100               LIBERTY CORP                               4,200
           100               LIBERTY FINANCIAL COS, INC                 2,193
         1,200               LINCOLN NATIONAL CORP                     43,350
           400               LOEWS CORP                                24,000
         1,700               MARSH & MCLENNAN COS, INC                177,543
           600               MBIA, INC                                 28,912
           100            *  MEDICAL ASSURANCE, INC                     1,125
           200               MERCURY GENERAL CORP                       4,725
           600               MGIC INVESTMENT CORP                      27,300
           300            *  MID ATLANTIC MEDICAL SERVICES, INC         4,050
           300               MONY GROUP, INC                           10,143
           100               NATIONWIDE FINANCIAL SERVICES, INC
                               (CLASS A)                                3,287
           300               OHIO CASUALTY CORP                         3,187
           700               OLD REPUBLIC INTERNATIONAL CORP           11,550
           500            *  OXFORD HEALTH PLANS, INC                  11,906

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   17

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
INSURANCE -- (CONTINUED)
           200            *  PACIFICARE HEALTH SYSTEMS, INC
                               (CLASS A)                          $    12,037
           100            *  PICO HOLDINGS, INC                         1,406
           100               PMA CAPITAL CORP (CLASS A)                 1,900
           200               PMI GROUP, INC                             9,500
           100               PRESIDENTIAL LIFE CORP                     1,387
           300               PROGRESSIVE CORP                          22,200
           300               PROTECTIVE LIFE CORP                       7,987
           200               RADIAN GROUP, INC                         10,350
           250               REINSURANCE GROUP OF AMERICA, INC          7,531
           400               RELIANCE GROUP HOLDINGS, INC                 300
           500               RELIASTAR FINANCIAL CORP                  26,218
           800               SAFECO CORP                               15,900
           100               SCPIE HOLDINGS, INC                        2,050
           200               SELECTIVE INSURANCE GROUP, INC             3,800
           200            *  SIERRA HEALTH SERVICES, INC                  637
         1,300               ST. PAUL COS, INC                         44,362
           100               STANCORP FINANCIAL GROUP, INC              3,212
           100               STATE AUTO FINANCIAL CORP                  1,187
           100               STEWART INFORMATION SERVICES CORP          1,462
           100            *  SUPERIOR NATIONAL INSURANCE GROUP,
                               INC                                          4
           800               TORCHMARK CORP                            19,750
           100               TRANSATLANTIC HOLDINGS, INC                8,375
           100               TRENWICK GROUP, INC                        1,456
           100            *  TRIAD GUARANTY, INC                        2,293
           200            *  TRIGON HEALTHCARE, INC                    10,312
           200            *  UICI                                       1,312
           900               UNITEDHEALTH GROUP, INC                   77,175
           300               UNITRIN, INC                               8,812
         1,273               UNUMPROVIDENT CORP                        25,539
           400            *  WELLPOINT HEALTH NETWORKS, INC            28,975
           100               ZENITH NATIONAL INSURANCE CORP             2,125
                                                                  -----------
                                                                    2,548,003
                                                                  -----------
SECURITIES AND COMMODITIES -- 1.79%
           100            *  AFFILIATED MANAGERS GROUP, INC             4,550
           400            *  AMERITRADE HOLDINGS CORP (CLASS A)         4,650
           630               BEAR STEARNS COS, INC                     26,223
           100               DAIN RAUSCHER CORP                         6,600
           100               DLJ DIRECT                                   712
           200               DONALDSON, LUFKIN & JENRETTE, INC          8,487
         1,205            *  E TRADE GROUP, INC                        19,882
           200               EATON VANCE CORP                           9,250
           500               EDWARDS (A.G.), INC                       19,500
           300               FEDERATED INVESTORS, INC                  10,518
         1,000               FRANKLIN RESOURCES, INC                   30,375
           100            *  FRIEDMAN, BILLINGS, RAMSEY GROUP,
                               INC                                        812
           100            *  INVESTMENT TECHNOLOGY GROUP, INC           3,950
           200               INVESTORS FINANCIAL SERVICES CORP          7,937
           100               JEFFERIES GROUP, INC (NEW)                 2,018
           400            *  KNIGHT TRADING GROUP                      11,925
           300               LEGG MASON, INC                           15,000
           700               LEHMAN BROTHERS HOLDINGS, INC             66,193
         2,400               MERRILL LYNCH & CO, INC                  276,000
           100               MORGAN KEEGAN, INC                         1,475

       SHARES                                                        VALUE
         7,000               MORGAN STANLEY DEAN WITTER & CO      $   582,750
           100            *  NATIONAL DISCOUNT BROKERS GROUP,
                               INC                                      3,187
           900               PAINE WEBBER GROUP, INC                   40,950
           200               PHOENIX INVESTMENT PARTNERS LTD            2,100
           200            *  PIONEER GROUP, INC                         8,475
           600               PRICE (T. ROWE) ASSOCIATES, INC           25,500
           200               RAYMOND JAMES FINANCIAL CORP               4,500
         6,764               SCHWAB (CHARLES) CORP                    227,439
           100               SOUTHWEST SECURITIES GROUP, INC            3,725
           400               THE GOLDMAN SACHS GROUP, INC              37,950
           100               TUCKER ANTHONY SUTRO CORP                  1,800
           300               UNITED ASSET MANAGEMENT CORP               7,012
           550               WADDELL & REED FINANCIAL, INC
                               (CLASS A)                               18,046
                                                                  -----------
                                                                    1,489,491
                                                                  -----------
                             TOTAL FINANCE                         11,592,369
                                                                  -----------
FOODS AND RELATED -- 4.59%
BEVERAGES, OTHER FOOD PRODUCTS -- 4.10%
           240            *  7-ELEVEN, INC                              3,300
           200            *  ADVANTICA RESTAURANT GROUP, INC              193
           100            *  AGRIBRANDS INTERNATIONAL, INC              4,193
         2,515               ALBERTSONS, INC                           83,623
           100            *  AMERICAN ITALIAN PASTA CO (CLASS A)        2,068
         2,800               ANHEUSER-BUSCH COS, INC                  209,125
           100               APPLEBEES INTERNATIONAL, INC               3,031
         3,480               ARCHER DANIELS MIDLAND CO                 34,147
           100            *  AURORA FOODS, INC                            400
           100               AVADO BRANDS, INC                            150
           100            *  BERINGER WINE ESTATES HOLDINGS, INC
                               (CLASS B)                                3,531
         1,700               BESTFOODS, INC                           117,725
           200               BOB EVANS FARMS, INC                       2,987
           400            *  BRINKER INTERNATIONAL, INC                11,700
           300               BROWN FORMAN, INC (CLASS B)               16,125
           200            *  BUFFETS, INC                               2,537
           200            *  CADIZ, INC                                 1,600
         1,900               CAMPBELL SOUP CO                          55,337
           100            *  CANANDAIGUA BRANDS, INC (CLASS A)          5,043
           300               CBRL GROUP, INC                            4,406
           250            *  CEC ENTERTAINMENT, INC                     6,406
           100            *  CENTRAL GARDEN & PET CO                      896
           300               CHIQUITA BRANDS INTERNATIONAL, INC         1,181
           330               CKE RESTAURANTS, INC                         990
        14,100               COCA COLA CO                             809,868
         1,400               COCA COLA ENTERPRISES, INC                22,837
         2,900               CONAGRA, INC                              55,281
           100            *  CONSOLIDATED PRODUCTS, INC                   900
           200               COORS (ADOLPH) CO (CLASS B)               12,100
           200               CORN PRODUCTS INTERNATIONAL, INC           5,300
           700               DARDEN RESTAURANTS, INC                   11,375
           100            *  DAVE & BUSTERS, INC                          625
           200               DEAN FOODS CO                              6,337
           300            *  DEL MONTE FOODS CO                         2,043
           700               DELHAIZE AMERICA, INC (CLASS B)           10,762
           200               DELTA & PINE LAND CO                       5,012

 18  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
BEVERAGES, OTHER FOOD PRODUCTS -- (CONTINUED)
           200               DIMON, INC                           $       425
           300               DOLE FOOD, INC                             4,200
           100               DREYERS GRAND ICE CREAM, INC               2,100
           200               EARTHGRAINS CO                             3,887
           600               FLOWERS INDUSTRIES, INC                   11,962
           900               FORTUNE BRANDS, INC                       20,756
         1,800               GENERAL MILLS, INC                        68,850
           100            *  GRAND UNION CO                                53
           100               GREAT ATLANTIC & PACIFIC TEA CO,
                               INC                                      1,662
           200            *  HAIN CELESTIAL GROUP, INC                  7,337
           200               HANNAFORD BROTHERS, INC                   14,375
         2,100               HEINZ (H.J.) CO                           91,875
           600               HERSHEY FOODS CORP                        29,100
           100            *  HINES HORTICULTURE, INC                      681
           500               HORMEL FOODS CORP                          8,406
         1,100               HOST MARRIOTT CORP (NEW)                  10,312
           500               IBP, INC                                   7,718
           100            *  IHOP CORP (NEW)                            1,675
           200               IMPERIAL SUGAR CO                            262
           100               INGLES MARKETS, INC (CLASS A)              1,043
           100            *  INTERNATIONAL HOME FOODS, INC              2,093
           100               INTERNATIONAL MULTIFOODS CORP              1,731
           200               INTERSTATE BAKERIES CORP                   2,800
           200            *  JACK IN THE BOX, INC                       4,925
           100               KEEBLER FOODS CO                           3,712
         1,300               KELLOGG CO                                38,675
         5,000            *  KROGER CO                                110,312
           200               LANCASTER COLONY CORP                      3,837
           100               LANCE, INC                                   900
           100               LANDRY'S SEAFOOD RESTAURANTS, INC            850
           200               LONE STAR STEAKHOUSE & SALOON, INC         2,025
           100               LUBYS, INC                                   800
           400               MCCORMICK & CO, INC (NON-VOTE)            13,000
         8,200               MCDONALD'S CORP                          270,087
           100               MICHAEL FOODS, INC                         2,450
           110               MORRISON MANAGEMENT SPECIALISTS,
                               INC                                      3,100
         1,900               NABISCO GROUP HOLDINGS                    49,281
           300               NABISCO HOLDINGS CORP (CLASS A)           15,750
           100            *  NPC INTERNATIONAL, INC                       896
           100            *  O'CHARLEY'S, INC                           1,362
           400            *  OUTBACK STEAKHOUSE, INC                   11,700
           100            *  PAPA JOHNS INTERNATIONAL, INC              2,450
           600               PEPSI BOTTLING GROUP, INC                 17,512
         9,000               PEPSICO, INC                             399,937
           100            *  PERFORMANCE FOOD GROUP CO                  3,200
           100               PILGRIMS PRIDE CORP (CLASS B)                712
           700               QUAKER OATS CO                            52,587
           200            *  RALCORP HOLDINGS, INC                      2,450
         1,900               RALSTON PURINA CO                         37,881
           400               RUBY TUESDAY, INC                          5,025
           200               RUDDICK CORP                               2,362
           200            *  RYANS FAMILY STEAK HOUSES, INC             1,687
         2,900            *  SAFEWAY, INC                             130,862
         5,200               SARA LEE CORP                            100,425
           300            *  SMITHFIELD FOODS, INC                      8,418

       SHARES                                                        VALUE
           100               SMUCKER, (J.M.) CO (CLASS A)         $     1,925
           200               SODEXHO MARRIOTT SERVICES, INC             3,200
           100            *  SONIC CORP                                 2,937
         1,100            *  STARBUCKS CORP                            42,006
           200            *  SUIZA FOODS CORP                           9,775
           800               SUPERVALU, INC                            15,250
         2,000               SYSCO CORP                                84,250
           200            *  TERRA INDUSTRIES, INC                        212
           150            *  THE CHEESECAKE FACTORY CO                  4,125
           206               TOOTSIE ROLL INDUSTRIES, INC               7,210
           100            *  TRIARC COS, INC                            2,050
           900            *  TRICON GLOBAL RESTAURANTS, INC            25,425
           800               TYSON FOODS, INC                           7,000
           200               UNIVERSAL CORP                             4,225
           300               UNIVERSAL FOODS CORP                       5,550
           100            *  VETERINARY CENTERS OF AMERICA, INC         1,375
           500               VIAD CORP                                 13,625
           200            *  VLASIC FOODS INTERNATIONAL, INC              325
           100               WEIS MARKETS, INC                          3,275
           600               WENDY'S INTERNATIONAL, INC                10,687
           800               WHITMAN CORP                               9,900
           100            *  WHOLE FOODS MARKET, INC                    4,131
           250            *  WILD OATS MARKETS, INC                     3,140
           500               WINN DIXIE STORES, INC                     7,156
           500               WRIGLEY (WM) JR CO                        40,093
           100            *  ZAPATA CORP                                  312
                                                                  -----------
                                                                    3,414,766
                                                                  -----------
TOBACCO -- 0.49%
        14,100               PHILIP MORRIS COS, INC                   374,531
           633               RJR REYNOLDS TOBACCO HOLDINGS, INC        17,684
         1,000               UST, INC                                  14,687
           105               VECTOR GROUP LTD                           1,548
                                                                  -----------
                                                                      408,450
                                                                  -----------
                             TOTAL FOODS AND RELATED                3,823,216
                                                                  -----------
HEALTH -- 12.45%
DRUGS AND PHARMACEUTICALS -- 10.18%
         9,500               ABBOTT LABORATORIES CO                   423,343
           100            *  ABGENIX, INC                              11,985
           100            *  ALGOS PHARMACEUTICAL CORP                  1,525
           300            *  ALKERMES, INC                             14,137
           800               ALLERGAN, INC                             59,600
           100               ALPHARMA, INC (CLASS A)                    6,225
           500            *  ALZA CORP                                 29,562
         8,000               AMERICAN HOME PRODUCTS CORP              470,000
           300            *  AMERISOURCE HEALTH CORP (CLASS A)          9,300
         6,300            *  AMGEN, INC                               442,575
           200            *  ANDRX CORP                                12,784
           100            *  ANESTA CORP                                2,487
           100            *  AVIRON, INC                                3,087
           150            *  BARR LABORATORIES, INC                     6,721
           800               BERGEN BRUNSWIG CORP (CLASS A)             4,400
           200               BINDLEY WESTERN INDUSTRIES, INC            5,287
           900            *  BIOGEN, INC                               58,050
           100            *  BIOMATRIX, INC                             2,262
           300            *  BIO-TECHNOLOGY GENERAL CORP                3,956

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   19

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
DRUGS AND PHARMACEUTICALS -- (CONTINUED)
        12,100               BRISTOL MYERS SQUIBB CO              $   704,825
         1,700               CARDINAL HEALTH, INC                     125,800
         1,200            *  CAREMARK RX, INC                           8,175
           100            *  CELL PATHWAYS, INC                         2,350
           200            *  CEPHALON, INC                             11,975
           100            *  CHATTEM, INC                               1,368
           100            *  CHIREX, INC                                2,000
           600            *  CHIRON CORP                               28,500
           100            *  COLUMBIA LABORATORIES, INC                   575
           100            *  COR THERAPEUTICS, INC                      8,531
           100            *  CORIXA CORP                                4,293
           100            *  COULTER PHARMACEUTICALS, INC               2,050
         2,400               CVS CORP                                  96,000
           100               DIAGNOSTIC PRODUCTS CORP                   3,200
           100            *  DUANE READE, INC                           2,575
           200            *  DURA PHARMACEUTICALS, INC                  2,875
           100            *  DURAMED PHARMACEUTICALS, INC                 543
           200            *  ENZON, INC                                 8,500
           500            *  FOREST LABORATORIES, INC                  50,500
           100            *  GELTEX PHARMACEUTICALS, INC                2,043
           500            *  GENZYME CORP (GENERAL DIVISION)           29,718
            17            *  GENZYME SURGICAL PRODUCTS                    168
           300            *  GILEAD SCIENCES, INC                      21,337
           100            *  HEMISPHERX BIOPHARMA, INC                    562
           100               HERBALIFE INTERNATIONAL, INC (CLASS
                               B)                                         787
           300            *  HUMAN GENOME SCIENCES, INC                40,012
           400               ICN PHARMACEUTICALS, INC                  11,125
           200            *  ICOS CORP                                  8,800
           300            *  IDEC PHARMACEUTICALS CORP                 35,193
           200            *  IDEXX LABORATORIES, INC                    4,575
           100            *  IGEN INTERNATIONAL, INC                    1,656
           200            *  IMCLONE SYSTEMS, INC                      15,287
         1,400            *  IMMUNEX CORP                              69,212
           100            *  INHALE THERAPEUTIC SYSTEMS                10,146
           200            *  ISIS PHARMACEUTICALS, INC                  2,900
           800            *  IVAX CORP                                 33,200
         8,527               JOHNSON & JOHNSON CO                     868,688
           300               JONES PHARMACEUTICAL, INC                 11,981
           675            *  KING PHARMACEUTICALS, INC                 29,615
           100            *  KV PHARMACEUTICAL CO (CLASS B)             2,718
           300            *  LIGAND PHARMACEUTICALS CO (CLASS A)        3,956
         5,800               LILLY (ELI) & CO                         579,275
           200               LONGS DRUG STORES CORP                     4,350
           600               LYONDELL CHEMICAL CO                      10,050
           100            *  MACROCHEM CORP (DELAWARE)                    484
           400               MALLINCKRODT, INC                         17,375
           100            *  MANNATECH, INC                               231
         1,655               MCKESSON HBOC, INC                        34,651
           200            *  MEDICIS PHARMACEUTICAL CORP (CLASS
                               A)                                      11,400
         1,100            *  MEDIMMUNE, INC                            81,400
        14,200               MERCK & CO, INC                        1,088,075
           600            *  MILLENNIUM PHARMACEUTICALS, INC           67,125
           700               MYLAN LABORATORIES, INC                   12,775
           100               NATURES SUNSHINE PRODUCTS, INC               700
           300            *  NBTY, INC                                  1,912

       SHARES                                                        VALUE
           600            *  NCS HEALTHCARE, INC (CLASS A)        $       450
           100            *  NEUROGEN CORP                              2,887
           300            *  NU SKIN ENTERPRISES, INC (CLASS A)         1,725
           500               OMNICARE, INC                              4,531
           200            *  ORGANOGENESIS, INC                         2,287
           100            *  PATHOGENESIS CORP                          2,600
        38,575               PFIZER, INC                            1,851,600
           100            *  PHARMACEUTICAL RESOURCES, INC                525
           100            *  PHARMACYCLICS, INC                         6,100
           100            *  PROTEIN DESIGN LABORATORIES, INC          16,495
           100            *  REGENERON PHARMACEUTICALS, INC             2,981
         1,500               RITE AID CORP                              9,843
           100            *  SANGSTAT MEDICAL CORP                      2,887
         9,000               SCHERING-PLOUGH CORP                     454,500
           500            *  SEPRACOR, INC                             60,312
           100            *  SEROLOGICALS CORP                            500
            12            *  SHIRE PHARMACEUTICALS GROUP PLC ADR          622
           500            *  SICOR, INC                                 4,000
           600               SIGMA ALDRICH CORP                        17,550
           100            *  SUPERGEN, INC                              3,625
           100            *  SYNCOR INTERNATIONAL CORP                  7,200
           100            *  TECHNE CORP                               13,000
           100            *  THERAGENICS CORP                             856
           100            *  TRANSKARYOTIC THERAPIES, INC               3,675
           200            *  TRIANGLE PHARMACEUTICALS, INC              1,812
           100            *  TWINLAB CORP                                 637
            66            *  VENTIV HEALTH, INC                           734
           200            *  VERTEX PHARMACEUTICALS, INC               21,075
           100            *  VICAL, INC                                 1,925
         6,200               WALGREEN CO                              199,562
           600            *  WATSON PHARMACEUTICALS, INC               32,250
           100               WEST PHARMACEUTICAL SERVICES, INC          2,162
                                                                  -----------
                                                                    8,476,311
                                                                  -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 1.96%
           100            *  ACUSON CORP                                1,350
           100            *  AFFYMETRIX, INC                           16,512
         2,007            *  AGILENT TECHNOLOGIES, INC                148,016
           100            *  ALARIS MEDICAL, INC                          175
           100               ARROW INTERNATIONAL, INC                   3,350
           300               BARD (C.R.), INC                          14,437
           300               BAUSCH & LOMB, INC                        23,212
         1,800               BAXTER INTERNATIONAL, INC                126,562
           200               BECKMAN COULTER, INC                      11,675
         1,500               BECTON DICKINSON & CO                     43,031
           600               BIOMET, INC                               23,062
         1,600            *  BOSTON SCIENTIFIC CORP                    35,100
           100            *  BRITESMILE, INC                              450
           200            *  COGNEX CORP                               10,350
           100            *  COHERENT, INC                              8,387
           100               COHU, INC                                  2,696
           100            *  CONMED CORP                                2,587
           100               COOPER COS, INC                            3,637
           300            *  CREDENCE SYSTEMS CORP                     16,556
           100            *  CYBERONICS, INC                            1,200
           200            *  CYTYC CORP                                10,675
           100               DATASCOPE CORP                             3,600

 20  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
MEDICAL EQUIPMENT AND SUPPLIES -- (CONTINUED)
           200               DENTSPLY INTERNATIONAL, INC          $     6,162
           100            *  DIONEX CORP                                2,675
           100            *  ECLIPSE SURGICAL TECHNOLOGY, INC             437
           300            *  EDWARDS LIFESCIENCES CORP                  5,550
           100            *  ENZO BIOCHEMICAL, INC                      6,900
           100            *  GENRAD, INC                                  900
         1,872            *  GUIDANT CORP                              92,664
           100            *  HAEMONETICS CORP                           2,100
           100            *  HANGER ORTHOPEDIC GROUP, INC                 493
           300            *  INPUT/OUTPUT, INC                          2,531
           100               INVACARE CORP                              2,625
           500               JOHNSON CONTROLS, INC                     25,656
         1,100            *  KLA-TENCOR CORP                           64,418
           300            *  LTX CORP                                  10,481
           100            *  MECHANICAL TECHNOLOGY, INC                 1,500
           200            *  MEDICAL MANAGER CORP                       6,812
         7,136               MEDTRONIC, INC                           355,462
           100               MENTOR CORP                                2,718
           200            *  METTLER-TOLEDO INTERNATIONAL, INC          8,000
           300               MILLIPORE CORP                            22,612
           100            *  MINIMED, INC                              11,800
           100            *  MOLECULAR DEVICES CORP                     6,918
           100               MTS SYSTEMS CORP                             625
           100            *  NOVOSTE CORP                               6,100
           100            *  OCULAR SCIENCES, INC                       1,175
           100            *  OSTEOTECH, INC                             1,050
           300            *  PE CORP-CELERA GENOMICS GROUP             28,050
         1,300               PE CORP-PE BIOSYSTEMS GROUP               85,637
           300               PERKINELMER, INC                          19,837
           300            *  QUEST DIAGNOSTICS, INC                    21,468
           200            *  RESMED, INC                                5,350
           200            *  RESPIRONICS, INC                           3,600
           100            *  SCOTT TECHNOLOGIES, INC                    1,718
           100            *  SOLA INTERNATIONAL, INC                      487
           500            *  ST. JUDE MEDICAL, INC                     22,937
           400            *  STERIS CORP                                3,550
           900               STRYKER CORP                              39,375
           300            *  SUMMIT TECHNOLOGY, INC                     5,662
           100            *  SUNRISE MEDICAL, INC                         487
           300            *  SUNRISE TECHNOLOGY INTERNATIONAL,
                               INC                                      3,000
           600            *  SYBRON INTERNATIONAL CORP                 11,887
           300               TEKTRONIX, INC                            22,200
           200               TELEFLEX, INC                              7,150
         1,100            *  TERADYNE, INC                             80,850
           100            *  THERMEDICS, INC                              993
           100            *  THERMO CARDIOSYSTEMS, INC                  1,000
           900            *  THERMO ELECTRON CORP                      18,956
           100            *  THERMO INSTRUMENT SYSTEMS, INC             1,875
           200            *  VARIAN MEDICAL SYSTEMS, INC                7,825
           204            *  VARIAN, INC                                9,409
           100            *  VEECO INSTRUMENTS, INC                     7,325
           100            *  VENTANA MEDICAL SYSTEMS, INC               2,350
           300            *  VISX, INC                                  8,418

       SHARES                                                        VALUE
           400            *  WATERS CORP                          $    49,925
           100            *  WESLEY JESSEN VISIONCARE, INC              3,756
                                                                  -----------
                                                                    1,630,061
                                                                  -----------
MEDICAL FACILITIES MANAGEMENT -- 0.31%
           100            *  ADVANCE PARADIGM, INC                      2,050
           100            *  ALTERRA HEALTHCARE CORP                      200
           100            *  AMERICAN RETIREMENT CORP                     556
           100            *  AMERIPATH, INC                               887
           300            *  APRIA HEALTHCARE GROUP, INC                3,675
           600            *  BEVERLY ENTERPRISES, INC                   1,687
           100            *  CAPITAL SENIOR LIVING CORP                   293
           100            *  CAREMATRIX CORP                               53
         3,200               COLUMBIA/HCA HEALTHCARE CORP              97,200
           400            *  COVENTRY HEALTH CARE, INC                  5,331
           100            *  EXPRESS SCRIPTS, INC                       6,212
            75            *  GENTIVA HEALTH SERVICES, INC                 609
         1,500            *  HEALTH MANAGEMENT ASSOCIATES, INC
                               (CLASS A) (NEW)                         19,593
         2,200            *  HEALTHSOUTH CORP                          15,812
           400               HOOPER HOLMES, INC                         3,200
         1,100           b*  INTEGRATED HEALTH SERVICES, INC              165
           100            *  LASER VISION CENTERS, INC                    618
           100            *  LCA-VISION, INC                              243
           184            *  LIFEPOINT HOSPITALS, INC                   4,094
           200            *  LINCARE HOLDINGS, INC                      4,925
           200            *  MAGELLAN HEALTH SERVICES, INC                250
           400            *  MANOR CARE, INC                            2,800
           200            *  MATRIA HEALTHCARE, INC                       918
           200            *  ORTHODONTIC CENTERS OF AMERICA, INC        4,525
           100            *  PEDIATRIX MEDICAL GROUP, INC               1,162
           400            *  PHYCOR, INC                                  250
           100            *  PROVINCE HEALTHCARE CO                     3,612
           400            *  QUORUM HEALTH GROUP, INC                   4,125
           300            *  RENAL CARE GROUP, INC                      7,335
           100            *  RES-CARE, INC                                537
           100            *  SUNRISE ASSISTED LIVING, INC               1,850
         1,900               TENET HEALTHCARE CORP                     51,300
           500            *  TOTAL RENAL CARE HOLDINGS, INC             3,000
           184            *  TRIAD HOSPITALS, INC                       4,450
           100            *  UNIVERSAL HEALTH SERVICES, INC             6,550
           300            *  US ONCOLOGY, INC                           1,500
                                                                  -----------
                                                                      261,567
                                                                  -----------
                             TOTAL HEALTH                          10,367,939
                                                                  -----------
INDUSTRIAL MACHINERY -- 5.63%
ELECTRICAL -- 4.29%
           200               AMETEK, INC                                3,500
           100            *  ANICOM, INC                                  375
           100            *  ANIXTER INTERNATIONAL, INC                 2,650
           100            *  ARGUSS COMMUNICATIONS, INC                 1,887
           600            *  ARROW ELECTRONICS, INC                    18,600
           300               AVNET, INC                                17,775
           200               BALDOR ELECTRIC CO                         3,725
           100               BARNES GROUP, INC                          1,631
           300            *  BRIGHTPOINT, INC                           2,596
           200               C&D TECHNOLOGIES, INC                     11,300

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   21

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
ELECTRICAL -- (CONTINUED)
           200            *  CELLSTAR CORP                        $       556
           500               COOPER INDUSTRIES, INC                    16,281
           200            *  ELECTRO SCIENTIFIC INDUSTRIES, INC         8,806
         2,600               EMERSON ELECTRIC CO                      156,975
           566            *  ENERGIZER HOLDINGS, INC                   10,329
           100               EXIDE CORP                                   800
        60,700               GENERAL ELECTRIC CO                    3,217,100
           100            *  GENLYTE GROUP, INC                         2,106
           400               GRAINGER (W.W.), INC                      12,325
           300               HUBBELL, INC (CLASS B)                     7,650
           100               HUGHES SUPPLY, INC                         1,975
           200            *  KENT ELECTRONICS CORP                      5,962
           400            *  KOMAG, INC                                   700
           100            *  LITTELFUSE, INC                            4,900
           100               LSI INDUSTRIES, INC                        1,518
           100            *  MAGNETEK, INC                                800
           200               NATIONAL SERVICE INDUSTRIES, INC           3,900
           100               PIONEER-STANDARD ELECTRONICS, INC          1,475
           200            *  RAYOVAC CORP                               4,475
           900               ROCKWELL INTERNATIONAL CORP               28,350
           100               SLI, INC                                   1,212
           200               STEWART & STEVENSON SERVICES, INC          3,012
           300               THOMAS & BETTS CORP                        5,737
           100               THOMAS INDUSTRIES, INC                     1,768
           300            *  UCAR INTERNATIONAL, INC                    3,918
           100            *  VICOR CORP                                 3,481
           200            *  WESCO INTERNATIONAL, INC                   1,912
                                                                  -----------
                                                                    3,572,062
                                                                  -----------
OTHER INDUSTRIAL EQUIPMENT -- 1.34%
           200               AAR CORP                                   2,400
           300               AGCO CORP                                  3,675
           400            *  AMERICAN STANDARD COS, INC                16,400
           100               APPLIED INDUSTRIAL TECHNOLOGIES,
                               INC                                      1,637
         5,029            *  APPLIED MATERIALS, INC                   455,753
           200               APPLIED POWER, INC (CLASS A)               6,700
           100            *  ASTEC INDUSTRIES, INC                      2,537
           200            *  ASYST TECHNOLOGIES, INC                    6,850
           100            *  ATMI, INC                                  4,650
           100            *  AVIATION SALES CO                            618
         1,800               BAKER HUGHES, INC                         57,600
           500               BLACK & DECKER CORP                       19,656
           100               BRIGGS & STRATTON CORP                     3,425
           100            *  BROOKS AUTOMATION, INC                     6,393
           500               BRUNSWICK CORP                             8,281
         2,100               CATERPILLAR, INC                          71,137
           100               CMI CORP (CLASS A)                           350
           100               COLUMBUS MCKINNON CORP                     1,387
           300            *  COOPER CAMERON CORP                       19,800
           300               CUMMINS ENGINE CO, INC                     8,175
           100            *  CUNO, INC                                  2,312
         1,400               DEERE & CO                                51,800
           200               DONALDSON CO, INC                          3,950
         1,200               DOVER CORP                                48,675
           100            *  DRIL-QUIP, INC                             4,675
           100            *  ELECTROGLAS, INC                           2,150

       SHARES                                                        VALUE
           100            *  ESTERLINE CORP                       $     1,487
           100            *  FAIRCHILD CORP (CLASS A)                     487
           100               FEDDERS CORP                                 581
           200               FLOWSERVE CORP                             3,012
           100            *  FSI INTERNATIONAL, INC                     2,168
           100            *  GARDNER DENVER, INC                        1,787
           100               GRACO, INC                                 3,250
           600            *  GRANT PRIDECO, INC                        15,000
           700           b*  HARNISCHFEGER INDUSTRIES, INC                238
           200               IDEX CORP                                  6,312
         1,000               INGERSOLL-RAND CO                         40,250
           100            *  IONICS, INC                                3,062
           300               JLG INDUSTRIES, INC                        3,562
           200               KAYDON CORP                                4,200
           200               KENNAMETAL, INC                            4,287
           100            *  KULICHE & SOFFA INDUSTRIES, INC            5,937
           800            *  LAM RESEARCH CORP                         30,000
           200               LAWSON PRODUCTS, INC                       4,925
           200               LINCOLN ELECTRIC HOLDINGS CO               2,850
           100               LINDSAY MANUFACTURING CO                   1,962
           100               MANITOWOC CO, INC                          2,675
           200               MILACRON, INC                              2,900
           200            *  MSC INDUSTRIAL DIRECT CO (CLASS A)         4,187
           333            *  NATIONAL-OILWELL, INC                     10,947
           100               NORDSON CORP                               5,062
           700            *  NOVELLUS SYSTEMS, INC                     39,593
           700               PALL CORP                                 12,950
           300               PENTAIR, INC                              10,650
           200            *  PRESSTEK, INC                              3,262
           100            *  PRI AUTOMATION, INC                        6,539
           200               ROPER INDUSTRIES, INC                      5,125
           100               SAUER-DANFOSS, INC                           987
           200            *  SILICON VALLEY GROUP, INC                  5,175
           300            *  SMITH INTERNATIONAL, INC                  21,843
           100            *  SPECIALTY EQUIPMENT COS, INC               2,712
           100            *  SPEEDFAM-IPEC, INC                         1,818
           100               STANDEX INTERNATIONAL CORP                 1,587
           100               TECUMSEH PRODUCTS CO (CLASS A)             3,818
           100               TENNANT CO                                 3,750
           200            *  TEREX CORP                                 2,825
           300               TIMKEN CO                                  5,587
           100               TORO CO                                    3,293
           100            *  ULTRATECH STEPPER, INC                     1,487
           200            *  UNOVA, INC                                 1,462
           200               YORK INTERNATIONAL CORP                    5,050
                                                                  -----------
                                                                    1,111,627
                                                                  -----------
                             TOTAL INDUSTRIAL MACHINERY             4,683,689
                                                                  -----------
MEDIA AND LEISURE -- 3.75%
BROADCASTING -- 2.91%
           300            *  ADELPHIA COMMUNICATIONS CORP (CLASS
                               A)                                      14,062
           100            *  AMC ENTERTAINMENT, INC                       487
         1,149            *  AMFM, INC                                 79,281
           800            *  CABLEVISION SYSTEMS CORP (CLASS A)        54,300
           100            *  CARMIKE CINEMAS, INC (CLASS A)               387

 22  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
BROADCASTING -- (CONTINUED)
           103            *  CHRIS CRAFT INDUSTRIES, INC          $     6,804
           200            *  CITADEL COMMUNICATIONS CORP                6,987
         1,600            *  CLEAR CHANNEL COMMUNICATIONS, INC        120,000
         4,840            *  COMCAST CORP (CLASS A) SPECIAL           196,020
           892            *  COX COMMUNICATIONS, INC (CLASS A)         40,641
           200            *  COX RADIO, INC (CLASS A)                   5,600
           200            *  CUMULUS MEDIA, INC                         1,825
        12,800               DISNEY (WALT) CO                         496,800
           300            *  EMMIS COMMUNICATIONS (CLASS A)            12,412
           100            *  ENTERCOM COMMUNICATIONS CORP               4,875
           800            *  FOX ENTERTAINMENT GROUP, INC              24,300
           100               GAYLORD ENTERTAINMENT CO                   2,150
           100               GRAY COMMUNICATIONS SYSTEMS, INC             981
           100            *  HEARST-ARGYLE TELEVISION, INC              1,950
           500            *  HISPANIC BROADCASTING CORP                16,562
           200            *  HOLLYWOOD ENTERTAINMENT CORP               1,575
         1,850            *  INFINITY BROADCASTING CORP (CLASS
                               A)                                      67,409
           100            *  LOEWS CINEPLEX ENTERTAINMENT CORP            318
           166            *  METRO-GOLDWYN-MAYER, INC                   4,336
           400            *  METROMEDIA INTERNATIONAL GROUP, INC        1,900
            10            *  PAC-WEST TELECOMM, INC                       200
           300            *  PANAMSAT CORP                             13,106
           200            *  PAXSON COMMUNICATIONS CORP                 1,600
           200            *  PEGASUS COMMUNICATIONS CORP                9,812
           100            *  PIXAR, INC                                 3,525
           300            *  PRICE COMMUNICATIONS CORP                  7,068
           100            *  RADIO ONE, INC                             2,956
           200            *  RADIO ONE, INC (CLASS D)                   4,412
           100            *  SINCLAIR BROADCASTING GROUP, INC
                               (CLASS A)                                1,100
           100            *  SIRIUS SATELLITE RADIO, INC                4,431
         7,300               TIME WARNER, INC                         554,800
           200            *  TV GUIDE, INC                              6,850
           600            *  U.S.A. NETWORKS, INC                      12,975
           600            *  UNITEDGLOBALCOM, INC (CLASS A)            28,050
           500            *  UNIVISION COMMUNICATIONS, INC             51,750
         8,136            *  VIACOM, INC (CLASS B)                    554,773
           100            *  WAVO CORP                                     75
           100            *  YOUNG BROADCASTING, INC (CLASS A)          2,568
                                                                  -----------
                                                                    2,422,013
                                                                  -----------
LODGING/GAMING/RECREATION -- 0.26%
           500            *  AMF BOWLING, INC                              93
           100            *  ARGOSY GAMING CORP                         1,437
           200            *  AZTAR CORP                                 3,100
           100            *  BALLY TOTAL FITNESS HOLDINGS CORP          2,537
           200            *  BOCA RESORTS, INC (CLASS A)                1,975
           200            *  BOYD GAMING CORP                           1,112
           100            *  CHAMPIONSHIP AUTO RACING TEAMS, INC        2,550
           300            *  CHOICE HOTELS INTERNATIONAL, INC           2,981
           100            *  CRESTLINE CAPITAL CORP                     1,706
           100               DOVER DOWNS ENTERTAINMENT, INC             1,400
           400            *  EXTENDED STAY AMERICA, INC                 3,700
           100           b*  FAMILY GOLF CENTERS, INC                      23
           700            *  HARRAH'S ENTERTAINMENT, INC               14,656
         1,752               HILTON HOTELS CORP                        16,425

       SHARES                                                        VALUE
           100               INTERNATIONAL SPEEDWAY CORP (CLASS
                               A)                                 $     4,137
           100            *  LODGIAN, INC                                 243
           400            *  MANDALAY RESORT GROUP                      8,000
           100               MARCUS CORP                                1,212
         1,100               MARRIOTT INTERNATIONAL, INC (CLASS
                               A)                                      39,668
           100               MGM GRAND, INC                             3,212
         1,500            *  PARK PLACE ENTERTAINMENT CORP             18,281
           100            *  PINNACLE ENTERTAINMENT, INC                1,943
           400            *  PREMIER PARKS, INC                         9,100
           300            *  PRIME HOSPITALITY CORP                     2,831
           300            *  SFX ENTERTAINMENT, INC (CLASS A)          13,593
           100            *  SPEEDWAY MOTORSPORTS, INC                  2,300
         1,100               STARWOOD HOTELS & RESORTS WORLDWIDE       35,818
           100            *  STATION CASINOS, INC                       2,500
           200           b*  SUNTERRA CORP                                 46
           100            *  U.S. FRANCHISE SYSTEMS, INC (CLASS
                               A)                                         481
           100            *  VAIL RESORTS, INC                          1,631
           400            *  WESTWOOD ONE, INC                         13,650
           700            *  WYNDHAM INTERNATIONAL, INC                 1,750
                                                                  -----------
                                                                      214,091
                                                                  -----------
PUBLISHING -- 0.58%
           400               AMERICAN GREETINGS CORP (CLASS A)          7,600
           100            *  APPLIED GRAPHICS TECHNOLOGIES, INC           425
           100               BANTA CORP                                 1,893
           500               BELO (A.H.) CORP SERIES A                  8,656
           200               BOWNE & CO, INC                            2,012
           200               CENTRAL NEWSPAPERS, INC (CLASS A)         12,650
           100            *  CONSOLIDATED GRAPHICS, INC                   937
           400               DELUXE CORP                                9,425
           500               DONNELLEY (R.R.) & SONS CO                11,281
           300               DOW JONES & CO, INC                       21,975
           100            *  FRANKLIN COVEY CO                            693
         1,600               GANNETT CO, INC                           95,700
           200               HARLAND (JOHN H.) CO                       2,987
           200               HARTE-HANKS, INC                           5,000
           200               HOUGHTON MIFFLIN CO                        9,337
           300            *  JOURNAL REGISTER CO                        5,475
           500               KNIGHT-RIDDER, INC                        26,593
           300               LEE ENTERPRISES, INC                       6,993
           100               MCCLATCHY CO (CLASS A)                     3,312
         1,200               MCGRAW HILL COS, INC                      64,800
           100               MEDIA GENERAL, INC (CLASS A)               4,856
           200               MEREDITH CORP                              6,750
           100               NEW ENGLAND BUSINESS SERVICES, INC         1,625
         1,000               NEW YORK TIMES CO (CLASS A)               39,500
           200            *  PAXAR CORP                                 2,387
           100               PENTON MEDIA, INC                          3,500
           100            *  PLAYBOY ENTERPRISES, INC (CLASS B)         1,287
           900            *  PRIMEDIA, INC                             20,475
           200            *  R.H. DONNELLEY CORP                        3,875
           500               READER'S DIGEST ASSOCIATION, INC
                               (CLASS A) (NON-VOTE)                    19,875
           400               REYNOLDS & REYNOLDS CO (CLASS A)           7,300
           100            *  SCHOLASTIC CORP                            6,112

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   23

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
PUBLISHING -- (CONTINUED)
           100            *  SCIENTIFIC GAMES HOLDINGS CORP       $     2,456
           200               SCRIPPS (E.W.) CO (CLASS A)                9,850
           100               STANDARD REGISTER, INC                     1,425
           100               TIMES MIRROR CO SERIES A                   9,062
           200            *  TOPPS, INC                                 2,300
         1,100               TRIBUNE CO                                38,500
           200               WALLACE COMPUTER SERVICES, INC             1,975
           300               WILEY (JOHN) & SONS, INC (CLASS A)         6,750
           100            *  ZIFF-DAVIS, INC -ZD                          900
                                                                  -----------
                                                                      488,504
                                                                  -----------
                             TOTAL MEDIA AND LEISURE                3,124,608
                                                                  -----------
RETAIL AND WHOLESALE -- 2.64%
GENERAL MERCHANDISE STORES -- 2.64%
           100            *  99 CENTS ONLY STORES                       3,987
         1,100            *  AMAZON.COM, INC                           39,943
           200            *  AMES DEPARTMENT STORES, INC                1,550
           200               ARMSTRONG HOLDINGS, INC                    3,062
           300            *  BARNES & NOBLE, INC                        6,675
           200            *  BARNESANDNOBLE.COM, INC                    1,306
           400            *  BJ'S WHOLESALE CLUB, INC                  13,200
           200               BLYTH, INC                                 5,900
           500            *  BORDERS GROUP, INC                         7,781
           100               BRADY CORP (CLASS A)                       3,250
           400               CALLAWAY GOLF CO                           6,525
           300               CASEY'S GENERAL STORES, INC                3,112
           100               CASH AMERICA INTERNATIONAL, INC              737
           300            *  CDW COMPUTER CENTERS, INC                 18,750
           600            *  CONSOLIDATED STORES CORP                   7,200
           350            *  COST PLUS, INC                            10,040
         2,700            *  COSTCO WHOLESALE CORP                     89,100
           600               DILLARDS, INC (CLASS A)                    7,350
           968               DOLLAR GENERAL CORP                       18,876
           600            *  DOLLAR TREE STORES, INC                   23,737
           100            *  E4L, INC                                      81
           113            *  EGGHEAD.COM, INC                             331
           100               ENESCO GROUP, INC                            475
           100            *  ETOYS, INC                                   634
           100            *  FACTORY 2-U STORES, INC                    3,781
           800               FAMILY DOLLAR STORES, INC                 15,650
           200               FASTENAL CO                               10,125
         1,300            *  FEDERATED DEPARTMENT STORES, INC          43,875
           700            *  HANOVER DIRECT, INC                        1,093
           300               HARCOURT GENERAL, INC                     16,312
         1,100               HASBRO, INC                               16,568
           100            *  HEXCEL CORP                                  950
           200            *  HOMEBASE, INC                                312
           100            *  IDENTIX, INC                               1,568
           100            *  INSIGHT ENTERPRISES, INC                   5,931
           400            *  INTERNATIONAL GAME TECHNOLOGY CO          10,600
           100            *  JAKKS PACIFIC, INC                         1,475
           100            *  JO-ANN STORES, INC (CLASS A)                 700
         3,000            *  K MART CORP                               20,437
         1,800            *  KOHLS CORP                               100,125
           100            *  LANDS END, INC                             3,337

       SHARES                                                        VALUE
           100            *  LYDALL, INC                          $     1,062
         2,480               MATTEL, INC                               32,705
         2,150               MAY DEPARTMENT STORES CO                  51,600
           200            *  MICHAELS STORES, INC                       9,162
         2,400               MINNESOTA MINING & MANUFACTURING CO      198,000
           300            *  NEIMAN MARCUS GROUP, INC (CLASS A)         8,868
         1,950            *  OFFICE DEPOT, INC                         12,187
           700            *  OFFICEMAX, INC                             3,500
         1,400               PENNEY, (J.C.) CO, INC                    25,812
           100            *  PETCO ANIMAL SUPPLIES, INC                 1,962
           700            *  PETSMART, INC                              2,362
           100            *  RACING CHAMPIONS CORP                        168
           100               RUSS BERRIE & CO, INC                      1,925
           800            *  SAKS, INC                                  8,400
           100            *  SCHEIN (HENRY), INC                        1,725
         2,000               SEARS ROEBUCK & CO                        65,250
           100            *  SHOP AT HOME, INC                            467
           200            *  SHOPKO STORES, INC                         3,075
           100               SPIEGEL, INC (CLASS A)                       850
         2,700            *  STAPLES, INC                              41,512
           200            *  SUNGLASS HUT INTERNATIONAL, INC            1,643
           200            *  SYSTEMAX, INC                                775
         2,800               TARGET CORP                              162,400
           400               TIFFANY & CO                              27,000
         1,300            *  TOYS 'R' US, INC                          18,931
           200            *  U.S. OFFICE PRODUCTS CO                       75
           100            *  VALUE AMERICA, INC                           109
           100            *  VALUE CITY DEPARTMENT STORES, INC            950
           200            *  VALUEVISION INTERNATIONAL, INC             4,800
           800            *  VENATOR GROUP, INC                         8,200
        16,700               WAL-MART STORES, INC                     962,337
           350            *  WHITEHALL JEWELLERS, INC                   6,518
           100            *  WMS INDUSTRIES, INC                        1,543
           200            *  ZALE CORP                                  7,300
                                                                  -----------
                             TOTAL RETAIL AND WHOLESALE             2,199,614
                                                                  -----------
TECHNOLOGY -- 21.00%
COMMUNICATIONS EQUIPMENT -- 1.91%
           100            *  ACT NETWORKS, INC                          1,531
           200            *  ACTV, INC                                  2,987
           200            *  ADAPTIVE BROADBAND CORP                    7,350
         2,072            *  ADC TELECOMMUNICATIONS, INC              173,789
           100            *  ADTRAN, INC                                5,987
           400            *  ADVANCED FIBRE COMMUNICATIONS, INC        18,125
           200            *  ALLEN TELECOM, INC                         3,537
           700            *  AMERICAN TOWER CORP (CLASS A)             29,181
           300            *  AMPEX CORP (CLASS A)                         506
           200            *  ANCOR COMMUNICATIONS, INC                  7,153
           500            *  ANDREW CORP                               16,781
           100            *  ANTEC CORP                                 4,156
           300            *  ASPECT TELECOMMUNICATIONS CORP            11,793
           100            *  BROOKTROUT, INC                            2,181
           100            *  CARRIER ACCESS CORP                        5,287
           200            *  C-COR.NET CORP                             5,400
           200           b*  CELLNET DATA SYSTEMS, INC                      9
           200            *  CHECKPOINT SYSTEMS, INC                    1,500

 24  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
COMMUNICATIONS EQUIPMENT -- (CONTINUED)
           900            *  CIENA CORP                           $   150,018
           300            *  COMMSCOPE, INC                            12,300
           900            *  COMVERSE TECHNOLOGY, INC                  83,700
           100            *  COPPER MOUNTAIN NETWORKS, INC              8,812
           400            *  DIGITAL MICROWAVE CORP                    15,250
         1,000            *  ECHOSTAR COMMUNICATIONS CORP (CLASS
                               A)                                      33,109
           400            *  FLOT, INC                                    750
           400            *  GLENAYRE TECHNOLOGIES, INC                 4,225
           100            *  GLOBIX CORP                                2,931
           100               HARMON INDUSTRIES, INC                     1,325
           308            *  HARMONIC, INC                              7,623
           400               HARRIS CORP                               13,100
           300            *  INTERDIGITAL COMMUNICATIONS CORP           4,968
           100               INTER-TEL, INC                             1,606
           200            *  INTERVOICE-BRITE, INC                      1,312
           200            *  L-3 COMMUNICATIONS HOLDINGS, INC          11,412
           100            *  METRICOM, INC                              2,787
        13,135               MOTOROLA, INC                            381,735
           400            *  P-COM, INC                                 2,275
           200            *  PICTURETEL CORP                              525
           100            *  PLANTRONICS, INC                          11,550
           100            *  POLYCOM, INC                               9,409
           300            *  POWERWAVE TECHNOLOGIES, INC               13,200
         4,100            *  QUALCOMM, INC                            246,000
         1,000               SCIENTIFIC-ATLANTA, INC                   74,500
           100            *  SCM MICROSYSTEMS, INC                      6,056
           400            *  SENSORMATIC ELECTRONICS CORP               6,325
           200            *  TEKELEC                                    9,637
         2,100            *  TELLABS, INC                             143,718
           200            *  TERAYON COMMUNICATION SYSTEMS, INC        12,846
           100            *  TUT SYSTEMS, INC                           5,737
           200            *  WEBLINK WIRELESS, INC                      2,650
           100            *  WESTELL TECHNOLOGIES, INC (CLASS A)        1,500
           300            *  WORLD ACCESS, INC                          3,318
           100            *  YOUTHSTREAM MEDIA NETWORKS, INC              562
           100            *  ZIXIT CORP                                 4,606
                                                                  -----------
                                                                    1,588,630
                                                                  -----------
COMPUTERS AND OFFICE EQUIPMENT -- 18.57%
         2,200            *  3COM CORP                                126,775
           100            *  3DFX INTERACTIVE, INC                        778
           200            *  ACCLAIM ENTERTAINMENT, INC                   287
           100            *  ACTIVISION, INC                              650
           100            *  ACTUATE CORP                               5,337
           300            *  ACXIOM CORP                                8,175
           600            *  ADAPTEC, INC                              13,650
           700               ADOBE SYSTEMS, INC                        91,000
           300            *  ADVANCED DIGITAL INFORMATION CORP          4,781
           200            *  ADVENT SOFTWARE, INC                      12,900
           200            *  AFFILIATED COMPUTER SERVICES, INC
                               (CLASS A)                                6,612
           100            *  ALLAIRE CORP                               3,675
        14,100            *  AMERICA ONLINE, INC                      743,775
           200            *  AMERICAN MANAGEMENT SYSTEMS, INC           6,565
           100               ANALYSTS INTERNATIONAL CORP                  931

       SHARES                                                        VALUE
           100            *  APEX, INC                            $     4,375
         2,000            *  APPLE COMPUTER, INC                      104,750
           100            *  ASHTON TECHNOLOGY GROUP, INC                 284
           200            *  ASPEN TECHNOLOGY, INC                      7,700
           100            *  AUSPEX SYSTEMS, INC                          493
           100            *  AUTOBYTEL.COM, INC                           615
           300               AUTODESK, INC                             10,406
         3,900               AUTOMATIC DATA PROCESSING, INC           208,893
           200            *  AVANT CORP                                 3,746
           100            *  AVT CORP                                     737
           100            *  AWARE, INC                                 5,112
           200            *  AXENT TECHNOLOGIES, INC                    4,962
           100            *  BARRA, INC                                 4,956
         1,900            *  BEA SYSTEMS, INC                          93,931
           100            *  BELL & HOWELL CO                           2,425
           100            *  BEYOND.COM CORP                              134
           200            *  BILLING CONCEPTS CORP                        887
           200            *  BINDVIEW DEVELOPMENT CORP                  2,400
           200            *  BISYS GROUP, INC                          12,300
           100            *  BLACK BOX CORP                             7,917
         1,500            *  BMC SOFTWARE, INC                         54,726
           100            *  BRIO TECHNOLOGY, INC                       2,118
         1,100            *  BROADVISION, INC                          55,893
           100            *  BROCADE COMMUNICATIONS SYSTEMS, INC       18,348
           900            *  CABLETRON SYSTEMS, INC                    22,725
           100            *  CACI INTERNATIONAL, INC (CLASS A)          1,950
         1,400            *  CADENCE DESIGN SYSTEMS, INC               28,525
           300            *  CAMBRIDGE TECHNOLOGY PARTNERS, INC         2,615
           100            *  CCC INFORMATION SERVICES GROUP, INC        1,062
           200            *  C-CUBE MICROSYSTEMS, INC (NEW)             3,925
           700            *  CERIDIAN CORP                             16,843
           100            *  CERNER CORP                                2,725
           100           b*  CHS ELECTRONICS, INC                           0
           300            *  CIBER, INC                                 3,975
           400            *  CIRRUS LOGIC, INC                          6,400
        42,700            *  CISCO SYSTEMS, INC                     2,714,118
         1,000            *  CITRIX SYSTEMS, INC                       18,937
           300            *  CNET NETWORKS, INC                         7,368
           700               COMDISCO, INC                             15,618
        10,400               COMPAQ COMPUTER CORP                     265,850
           100            *  COMPLETE BUSINESS SOLUTIONS, INC           1,756
           200            *  COMPUCOM SYSTEMS, INC                        325
         2,769               COMPUTER ASSOCIATES INTERNATIONAL,
                               INC                                    141,738
           200            *  COMPUTER HORIZONS CORP                     2,687
           100            *  COMPUTER NETWORK TECHNOLOGY CORP           1,737
         1,000            *  COMPUTER SCIENCES CORP                    74,687
           100               COMPUTER TASK GROUP, INC                     506
         1,900            *  COMPUWARE CORP                            19,712
           100            *  CONCORD COMMUNICATIONS, INC                3,987
           100            *  CONCUR TECHNOLOGIES, INC                     418
           300            *  CONCURRENT COMPUTER CORP                   3,937
           100            *  CONVERGYS CORP                             5,187
           100            *  COTELLIGENT, INC                             568
           300            *  CSG SYSTEMS INTERNATIONAL, INC            16,818
           100            *  CYBERCASH, INC                               475
           100            *  CYBEX COMPUTER PRODUCTS CORP               4,237

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   25

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
           400            *  DATA BROADCASTING CORP               $     2,525
           100            *  DATASTREAM SYSTEMS, INC                    1,250
        13,100            *  DELL COMPUTER CORP                       645,993
           200            *  DENDRITE INTERNATIONAL, INC                6,662
           400               DIEBOLD, INC                              11,150
           100            *  DIGITAL RIVER, INC                           768
           100            *  DOCUMENTUM, INC                            8,937
           200            *  DSP GROUP, INC                            11,200
           200            *  DST SYSTEMS, INC                          15,225
           361            *  EARTHLINK, INC                             5,572
           100            *  ECHELON CORP                               5,793
           200            *  ECLIPSYS CORP                              1,500
           400            *  ELECTRONIC ARTS, INC                      29,175
         2,100               ELECTRONIC DATA SYSTEMS CORP              86,625
           300            *  ELECTRONICS FOR IMAGING, INC               7,593
           300            *  ELOYALTY CORP                              3,825
        13,400            *  EMC CORP                               1,030,962
           200            *  EMULEX CORP                               13,137
           100            *  ENGINEERING ANIMATION, INC                   934
           100            *  ENTRUST TECHNOLOGIES, INC                  8,275
           200            *  EPICOR SOFTWARE CORP                         500
           100            *  EPRESENCE, INC                               725
           100            *  EXCALIBUR TECHNOLOGIES CORP                3,993
           100            *  EXCHANGE APPLICATIONS, INC                 2,662
           908            *  EXCITE AT HOME                            18,841
           100            *  EXTREME NETWORKS, INC                     10,550
           100               FACTSET RESEARCH SYSTEMS, INC              2,825
           200            *  FILENET CORP                               3,675
         2,500               FIRST DATA CORP                          124,062
           950            *  FISERV, INC                               41,087
           200            *  FISHER SCIENTIFIC INTERNATIONAL,
                               INC                                      4,950
            91            *  GARTNER GROUP, INC (CLASS B)                 898
           900            *  GATEWAY, INC                              51,075
           100               GERBER SCIENTIFIC, INC                     1,150
             4            *  GLOBAL SOURCES LTD                           101
           315            *  GO.COM                                     3,760
           100            *  GO2NET, INC                                5,031
           100            *  GREAT PLAINS SOFTWARE, INC                 1,962
           200            *  GTECH HOLDINGS CORP                        4,537
           274            *  HEALTHEON/WEBMD CORP                       4,058
         5,300               HEWLETT-PACKARD CO                       661,837
           100            *  HNC SOFTWARE, INC                          6,175
           100            *  HYPERCOM CORP                              1,437
           200            *  HYPERION SOLUTIONS CORP                    6,487
           565            *  I2 TECHNOLOGIES, INC                      58,910
           100            *  IDX SYSTEMS CORP                           1,412
           200            *  IGATE CAPITAL CORP                         2,750
           900               IKON OFFICE SOLUTIONS, INC                 3,487
           200            *  IMATION CORP                               5,875
           100            *  IMRGLOBAL CORP                             1,306
         1,800               IMS HEALTH, INC                           32,400
           200           b*  INACOM CORP                                   12
           200            *  INFOCURE CORP                              1,125
           100            *  INFOCUS CORP                               3,218
            40            *  INFOGRAMES, INC                              325
           100            *  INFORMATICA CORP                           8,193

       SHARES                                                        VALUE
           200            *  INFORMATION RESOURCES, INC           $       787
         1,650            *  INFORMIX CORP                             12,271
           700            *  INFOSPACE.COM, INC                        38,675
           100            *  INFOUSA, INC                                 650
           400            *  INGRAM MICRO, INC (CLASS A)                6,975
           500            *  INKTOMI CORP                              59,125
           200            *  INTERGRAPH CORP                            1,512
        10,900               INTERNATIONAL BUSINESS MACHINES
                               CORP                                 1,194,231
           900            *  INTUIT, INC                               37,237
         1,500            *  IOMEGA CORP                                6,000
           200            *  ISS GROUP, INC                            19,746
           100            *  IVILLAGE, INC                                843
           200            *  J.D. EDWARDS & CO                          3,012
           200               JACK HENRY & ASSOCIATES, INC              10,025
           100            *  JDA SOFTWARE GROUP, INC                    1,918
           300            *  KEANE, INC                                 6,487
           100            *  KRONOS, INC                                2,600
           500            *  LANIER WORLDWIDE, INC                        500
           300            *  LEARN2.COM, INC                              590
           500            *  LEGATO SYSTEMS, INC                        7,562
           800            *  LEXMARK INTERNATIONAL GROUP (CLASS
                               A)                                      53,800
           100            *  LHS GROUP, INC                             3,450
           500            *  LYCOS, INC                                27,000
           300            *  MACROMEDIA, INC                           29,006
           200            *  MACROVISION CORP                          12,784
           100            *  MANUGISTICS GROUP, INC                     4,675
           100            *  MAPICS, INC                                  575
           100            *  MARIMBA, INC                               1,393
           400            *  MAXTOR CORP                                4,225
           100            *  MCSI, INC                                  2,587
           100            *  MEDICONSULT.COM, INC                         150
           200            *  MEDQUIST, INC                              6,800
           400            *  MENTOR GRAPHICS CORP                       7,950
           100            *  MERCATOR SOFTWARE, INC                     6,875
           100            *  MERCURY COMPUTER SYSTEMS, INC              3,231
           500            *  MERCURY INTERACTIVE CORP                  48,375
           400            *  MERISEL, INC                                 300
           100            *  MICROMUSE, INC                            16,548
           200            *  MICRON ELECTRONICS, INC                    2,500
           100            *  MICROS SYSTEMS, INC                        1,856
        23,645            *  MICROSOFT CORP                         1,891,600
           500            *  MICROSTRATEGY, INC                        15,000
           200            *  MIDWAY GAMES, INC                          1,612
           100            *  MIPS TECHNOLOGIES, INC                     4,250
           200            *  MTI TECHNOLOGY CORP                        1,600
           100            *  MULTEX.COM, INC                            2,518
           200               NATIONAL COMPUTER SYSTEMS, INC             9,850
           200               NATIONAL DATA CORP                         4,600
           100            *  NATIONAL INSTRUMENTS CORP                  4,362
           100            *  NCO GROUP, INC                             2,312
           100            *  NET PERCEPTIONS, INC                       1,587
         1,700            *  NETWORK APPLIANCE, INC                   136,850
           100            *  NETWORK EQUIPMENT TECHNOLOGIES, INC        1,006
           100            *  NETWORK PERIPHERALS, INC                   1,675
           800            *  NETWORKS ASSOCIATES, INC                  16,300
           100            *  NEW ERA OF NETWORKS, INC                   4,250

 26  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
         2,000            *  NOVELL, INC                          $    18,500
           100            *  ONEMAIN.COM, INC                           1,125
           100            *  ONHEALTH NETWORK CO                          231
           100            *  ONYX SOFTWARE CORP                         2,968
           200            *  OPEN MARKET, INC                           2,762
        13,500            *  ORACLE CORP                            1,134,843
           200               OWENS & MINOR, INC                         3,437
         1,600            *  PARAMETRIC TECHNOLOGY CORP                17,600
           100            *  PATTERSON DENTAL CO                        5,100
         1,975               PAYCHEX, INC                              82,950
           100            *  PEGASYSTEMS, INC                             500
         1,200            *  PEOPLESOFT, INC                           20,100
           100            *  PER SE TECHNOLOGIES, INC                     937
           450            *  PEREGRINE SYSTEMS, INC                    15,609
           300            *  PEROT SYSTEMS CORP (CLASS A)               3,300
           100            *  PERVASIVE SOFTWARE, INC                      562
           100            *  PHOENIX TECHNOLOGIES LTD                   1,631
         1,600               PITNEY BOWES, INC                         64,000
           200            *  POLICY MANAGEMENT SYSTEMS CORP             3,075
           100            *  PORTAL SOFTWARE, INC                       6,387
           200            *  PRICELINE.COM, INC                         7,596
           100            *  PRIMARK CORP                               3,725
           200           f*  PROCURENET, INC                               30
           135            *  PRODIGY COMMUNICATIONS CORP (CLASS
                               A)                                       1,417
           200            *  PROGRESS SOFTWARE CORP                     3,587
           100            *  PROJECT SOFTWARE & DEVELOPMENT, INC        1,800
           100            *  PROXICOM, INC                              4,787
           100            *  PROXIM, INC                                9,896
           100            *  PROXYMED, INC                                168
           780            *  PSINET, INC                               19,597
           400            *  PSS WORLD MEDICAL, INC                     2,687
           100            *  PUBLICARD, INC                               328
           150            *  QRS CORP                                   3,684
           100            *  QUADRAMED CORP                               250
         1,000            *  QUANTUM CORP-DLT & STORAGE SYSTEMS
                               GROUP                                    9,687
           500            *  QUANTUM CORP-HARD DISK DRIVE GROUP         5,531
           100            *  RADIANT SYSTEMS, INC                       2,400
           100            *  RADISYS CORP                               5,675
           300            *  RARE MEDIUM GROUP, INC                     5,987
           600            *  RATIONAL SOFTWARE CORP                    55,762
           100            *  RAZORFISH, INC                             1,606
           400            *  REALNETWORKS, INC                         20,225
           100            *  REMEDY CORP                                5,575
           200            *  RSA SECURITY, INC                         13,850
           805               SABRE HOLDINGS CORP                       22,942
           700            *  SAFEGUARD SCIENTIFICS, INC                22,443
           200            *  SAGA SYSTEMS, INC                          2,487
           100            *  SAGENT TECHNOLOGY, INC                     1,425
           100            *  SANCHEZ COMPUTER ASSOCIATES, INC           2,375
           300            *  SANDISK CORP                              18,356
           100            *  SANTA CRUZ OPERATION, INC                    637
           200            *  SAPIENT CORP                              21,387
         1,400            *  SEAGATE TECHNOLOGY, INC                   77,000
           300               SEI INVESTMENTS CO                        11,943

       SHARES                                                        VALUE
           100            *  SERENA SOFTWARE, INC                 $     4,540
           100               SHARED MEDICAL SYSTEMS CORP                7,293
           900            *  SIEBEL SYSTEMS, INC                      147,206
         1,000            *  SILICON GRAPHICS, INC                      3,750
           200            *  SOFTNET SYSTEMS, INC                       1,925
           100            *  SOURCE INFORMATION MANAGEMENT CO           1,525
           100            *  SOURCE MEDIA, INC                            390
           100            *  SPORTSLINE.COM, INC                        1,706
           100            *  SPYGLASS, INC                              3,131
           100            *  STARMEDIA NETWORK, INC                     1,887
           500            *  STORAGE TECHNOLOGY CORP                    5,468
           200            *  STRUCTURAL DYNAMICS RESEARCH CORP          3,012
         9,700            *  SUN MICROSYSTEMS, INC                    882,093
           700            *  SUNGARD DATA SYSTEMS, INC                 21,700
           100            *  SVI HOLDINGS, INC                            512
           500            *  SYBASE, INC                               11,500
           100            *  SYKES ENTERPRISES, INC                     1,287
           300            *  SYMANTEC CORP                             16,181
         1,050               SYMBOL TECHNOLOGIES, INC                  56,700
           400            *  SYNOPSYS, INC                             13,825
           200            *  SYSTEMS & COMPUTER TECHNOLOGY CORP         4,000
           300            *  TECH DATA CORP                            13,068
           200            *  TECHNOLOGY SOLUTIONS CO                    1,237
           450            *  THQ, INC                                   5,484
           100            *  TICKETMASTER ONLINE-CITYSEARCH, INC        1,593
           200               TOTAL SYSTEM SERVICES, INC                 3,175
           100            *  TRACK DATA CORP                              128
           200            *  TRANSACTION SYSTEMS ARCHITECTS, INC        3,425
           200            *  TYLER TECHNOLOGIES, INC                      512
         1,900            *  UNISYS CORP                               27,668
           250            *  USINTERNETWORKING, INC                     5,109
           400            *  VERIO, INC                                22,193
           715            *  VERISIGN, INC                            126,197
         2,550            *  VERITAS SOFTWARE CORP                    288,189
           200            *  VERITY, INC                                7,600
           500            *  VIGNETTE CORP                             26,007
           100            *  VISUAL NETWORKS, INC                       2,850
           300            *  WAVE SYSTEMS CORP (CLASS A)                4,743
           100            *  WEBTRENDS CORP                             3,868
           800            *  WESTERN DIGITAL CORP                       4,000
           292            *  WIND RIVER SYSTEMS, INC                   11,059
           200            *  XIRCOM, INC                                9,500
         1,554            *  YAHOO, INC                               192,501
           100            *  ZEBRA TECHNOLOGIES CORP                    4,431
           100            *  ZIFF-DAVIS, INC -ZDNET                       900
                                                                  -----------
                                                                   15,455,630
                                                                  -----------
ELECTRONICS AND OTHER TECHNOLOGY -- 0.20%
         1,000            *  BEST BUY CO, INC                          63,250
           100            *  CDNOW, INC                                   309
         1,200               CIRCUIT CITY STORES-CIRCUIT CITY
                               GROUP                                   39,825
           100            *  CYBERIAN OUTPOST, INC                        481
           100            *  GUITAR CENTER, INC                         1,050
           250            *  INTERTAN, INC                              2,937
           200            *  MUSICLAND STORES CORP                      1,487
         1,100               RADIOSHACK CORP                           52,112
           200            *  TRANS WORLD ENTERTAINMENT CORP             2,425

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   27

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
ELECTRONICS AND OTHER TECHNOLOGY -- (CONTINUED)
           100            *  TWEETER HOME ENTERTAINMENT GROUP,
                               INC                                $     3,037
                                                                  -----------
                                                                      166,913
                                                                  -----------
INSTRUMENTS AND RELATED PRODUCTS -- 0.32%
           100            *  ANACOMP, INC                                 300
           100            *  AVID TECHNOLOGIES, INC                     1,200
           200            *  CYMER, INC                                 9,550
         1,900               EASTMAN KODAK CO                         113,050
           200            *  LITTON INDUSTRIES, INC                     8,400
           200            *  PINNACLE SYSTEMS, INC                      4,496
           300               POLAROID CORP                              5,418
         2,000               RAYTHEON CO (CLASS B)                     38,500
           100            *  TRIMBLE NAVIGATION LTD                     4,881
         4,000               XEROX CORP                                83,000
                                                                  -----------
                                                                      268,795
                                                                  -----------
                             TOTAL TECHNOLOGY                      17,479,968
                                                                  -----------
TRANSPORTATION -- 3.02%
AEROSPACE AND DEFENSE -- 0.16%
         1,000               GENERAL DYNAMICS CORP                     52,250
           568               GOODRICH (B.F.) CO                        19,347
         2,100               LOCKHEED MARTIN CORP                      52,106
           200               NEWPORT NEWS SHIPBUILDING, INC             7,350
           200            *  ORBITAL SCIENCES CORP                      2,437
           100               STRUM, RUGER & CO, INC                       887
            85            *  TELEDYNE TECHNOLOGIES, INC                 1,423
                                                                  -----------
                                                                      135,800
                                                                  -----------
AIR TRANSPORTATION -- 0.87%
           300               AIRBORNE FREIGHT CORP                      5,681
           300            *  AIRTRAN HOLDINGS, INC                      1,246
           100            *  ALASKA AIR GROUP, INC                      2,712
           200            *  AMERICA WEST HOLDINGS CORP (CLASS
                               B)                                       3,425
           900            *  AMR CORP                                  23,793
           100            *  ATLANTIC COAST AIRLINES HOLDINGS           3,175
           100            *  ATLAS AIR, INC                             3,587
           100            *  AVIALL, INC                                  493
           100            *  BE AEROSPACE, INC                            687
         5,600               BOEING CO                                234,150
           200            *  CONTINENTAL AIRLINES, INC (CLASS B)        9,400
           700               DELTA AIRLINES, INC                       35,393
           100            *  EGL, INC                                   3,075
         1,700            *  FEDEX CORP                                64,600
           100            *  FRONTIER AIRLINES, INC                     1,431
           100               KAMAN CORP (CLASS A)                       1,068
           100            *  KELLSTROM INDUSTRIES, INC                    462
           200            *  MESA AIR GROUP, INC                        1,106
           100            *  MESABA HOLDINGS, INC                         956
           100            *  MIDWEST EXPRESS HOLDINGS, INC              2,150
           400               NORTHROP GRUMMAN CORP                     26,500
           100            *  NORTHWEST AIRLINES CORP (CLASS A)          3,043
           100            *  OFFSHORE LOGISTICS, INC                    1,437
           100            *  SEQUA CORP (CLASS A)                       3,818
           100               SKYWEST, INC                               3,706
         3,000               SOUTHWEST AIRLINES CO                     56,812

       SHARES                                                        VALUE
           700               TEXTRON, INC                         $    38,018
           300            *  TRANS WORLD AIRLINES, INC                    656
           100            *  TRIUMPH GROUP, INC                         2,787
           400            *  U.S. AIRWAYS GROUP, INC                   15,600
           200               UAL CORP                                  11,637
         2,700               UNITED TECHNOLOGIES CORP                 158,962
                                                                  -----------
                                                                      721,566
                                                                  -----------
AUTOS, TIRES AND RELATED PRODUCTS -- 1.54%
           100            *  AFTERMARKET TECHNOLOGY CORP                  850
           100            *  AMERICAN AXLE & MANUFACTURING
                               HOLDINGS, INC                            1,418
           200               ARVIN INDUSTRIES, INC                      3,475
           600               AUTOLIV, INC                              14,437
         2,000            *  AUTONATION, INC                           14,125
           800            *  AUTOZONE, INC                             17,600
           100            *  AVIS GROUP HOLDINGS, INC                   1,875
           100               BANDAG, INC                                2,425
           100               BORG WARNER, INC                           3,512
           100            *  BUDGET GROUP, INC                            412
           100               CENTRAL PARKING CORP                       2,368
           100               CLARCOR, INC                               1,987
           100               COACHMEN INDUSTRIES, INC                   1,150
           400               COOPER TIRE & RUBBER CO                    4,450
           200            *  COPART, INC                                3,200
           100            *  CSK AUTO CORP                                756
           900               DANA CORP                                 19,068
           600               DANAHER CORP                              29,662
           100            *  DELCO REMY INTERNATIONAL , INC
                               (CLASS A)                                  831
         3,488               DELPHI AUTOMOTIVE SYSTEMS CORP            50,794
           100            *  DOLLAR THRIFTY AUTOMOTIVE GROUP,
                               INC                                      1,843
           100            *  DURA AUTOMOTIVE SYSTEMS, INC               1,081
           400               EATON CORP                                26,800
           300               FEDERAL SIGNAL CORP                        4,950
           400               FEDERAL-MOGUL CORP                         3,825
           200               FLEETWOOD ENTERPRISES, INC                 2,850
         7,000               FORD MOTOR CO                            301,000
           200               GENCORP, INC                               1,600
         3,358               GENERAL MOTORS CORP                      194,973
         1,396            *  GENERAL MOTORS CORP (CLASS H)            122,499
           100               GENTEK, INC                                1,118
           400            *  GENTEX CORP                               10,050
         1,100               GENUINE PARTS CO                          22,000
           900               GOODYEAR TIRE & RUBBER CO                 18,000
           100            *  GROUP 1 AUTOMOTIVE, INC                    1,200
         1,900               HARLEY DAVIDSON, INC                      73,150
           100            *  HAYES LEMMERZ INTERNATIONAL, INC           1,206
           100               HERTZ CORP (CLASS A)                       2,806
         4,950               HONEYWELL INTERNATIONAL, INC             166,753
           500               ITT INDUSTRIES, INC                       15,187
           100            *  KEYSTONE AUTOMOTIVE INDUSTRIES, INC          693
           200               MASCOTECH, INC                             2,162
           400               MERITOR AUTOMOTIVE, INC                    4,400
           100               MIDAS, INC                                 2,000
           200            *  MILLER INDUSTRIES, INC                       362
           100               MODINE MANUFACTURING CO                    2,700

 28  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
AUTOS, TIRES AND RELATED PRODUCTS -- (CONTINUED)
           100            *  MONACO COACH CORP                    $     1,362
           400            *  NAVISTAR INTERNATIONAL CORP               12,425
           200            *  O'REILLY AUTOMOTIVE, INC                   2,775
           100               OSHKOSH TRUCK CORP                         3,575
           400               PACCAR, INC                               15,875
           300               PEP BOYS MANNY, MOE, & JACK CO             1,800
           100               REGAL-BELOIT CORP                          1,606
           300               ROLLINS TRUCK LEASING CORP                 2,081
           300               RYDER SYSTEM, INC                          5,681
           100               SIMPSON INDUSTRIES, INC                      753
           100               SMITH (A.O.) CORP                          2,093
           200            *  SPX CORP                                  24,187
           100            *  STONERIDGE, INC                              875
           100               SUPERIOR INDUSTRIES INTERNATIONAL,
                               INC                                      2,575
           220               TENNECO AUTOMOTIVE, INC                    1,155
           600               TRW, INC                                  26,025
           100            *  UNITED AUTO GROUP, INC                       912
           916            *  VISTEON CORP                              11,106
           100               WABASH NATIONAL CORP                       1,193
           100            *  WEST MARINE, INC                             684
           100               WINNEBAGO INDUSTRIES, INC                  1,306
           100               WYNNS INTERNATIONAL, INC                   2,268
                                                                  -----------
                                                                    1,281,915
                                                                  -----------
RAILROADS -- 0.32%
           100            *  ABC-NACO, INC                                800
         2,500               BURLINGTON NORTHERN SANTA FE CORP         57,343
         1,300               CSX CORP                                  27,543
           200               FLORIDA EAST COAST INDUSTRIES, INC         8,000
           300               GATX CORP                                 10,200
           700               KANSAS CITY SOUTHERN INDUSTRIES,
                               INC                                     62,081
         2,300               NORFOLK SOUTHERN CORP                     34,212
           200               TRINITY INDUSTRIES, INC                    3,700
         1,500               UNION PACIFIC CORP                        55,781
           298               WABTEC CORP                                3,091
           300            *  WISCONSIN CENTRAL TRANSIT CORP             3,900
                                                                  -----------
                                                                      266,651
                                                                  -----------
TRUCKING AND RELATED SERVICES -- 0.09%
           100            *  AMERICAN FREIGHTWAYS CORP                  1,450
           100               ARCTIC CAT, INC                            1,187
           100               ARNOLD INDUSTRIES, INC                     1,206
           200               C.H. ROBINSON WORLDWIDE, INC               9,900
           100            *  CAREY INTERNATIONAL, INC                   1,387
           100               CIRCLE INTERNATIONAL GROUP, INC            2,512
           300               CNF TRANSPORTATION, INC                    6,825
           100            *  CONSOLIDATED FREIGHTWAYS CORP                406
           300               EXPEDITORS INTERNATIONAL OF
                               WASHINGTON, INC                         14,250
           100            *  FORWARD AIR CORP                           4,000
           100            *  FRITZ COS, INC                             1,031
           300               GALILEO INTERNATIONAL, INC                 6,262
           100            *  HEARTLAND EXPRESS, INC                     1,668
           100               HUNT (J.B.) TRANSPORT SERVICES, INC        1,543
           200            *  IRON MOUNTAIN, INC                         6,800
           100               POLARIS INDUSTRIES, INC                    3,200

       SHARES                                                        VALUE
           100               ROADWAY EXPRESS, INC                 $     2,343
           200            *  SWIFT TRANSPORTATION CO, INC               2,800
           100            *  TRAVELOCITY.COM, INC                       1,637
           100               USFREIGHTWAYS CORP                         2,456
           200               WERNER ENTERPRISES, INC                    2,312
           100            *  YELLOW CORP                                1,475
                                                                  -----------
                                                                       76,650
                                                                  -----------
WATER TRANSPORTATION -- 0.04%
           200               ALEXANDER & BALDWIN, INC                   4,412
           100            *  AMERICAN CLASSIC VOYAGES CO                2,062
           100            *  KIRBY CORP                                 2,125
           100               OVERSEAS SHIPHOLDING GROUP, INC            2,462
           150            *  SEACOR SMIT, INC                           5,803
           300               TIDEWATER, INC                            10,800
                                                                  -----------
                                                                       27,664
                                                                  -----------
                             TOTAL TRANSPORTATION                   2,510,246
                                                                  -----------
UTILITIES -- 11.68%
TELEPHONE -- 8.91%
           100            *  ADELPHIA BUSINESS SOLUTIONS, INC           2,318
           100            *  ADVANCED RADIO TELECOM CORP                1,462
           850            *  ALLEGIANCE TELECOM, INC                   54,400
         1,834               ALLTEL CORP                              113,593
        19,394               AT & T CORP                              613,335
        15,776            *  AT & T CORP - LIBERTY MEDIA GROUP
                               (CLASS A)                              382,568
         9,500               BELL ATLANTIC CORP                       482,718
        11,600               BELLSOUTH CORP                           494,450
         1,300               BROADWING, INC                            33,718
           200            *  CAPROCK COMMUNICATIONS CORP                3,900
           800               CENTURYTEL, INC                           23,000
           100               CFW COMMUNICATIONS CO                      3,750
           100            *  COM21, INC                                 2,500
           100            *  COMMONWEALTH TELEPHONE ENTERPRISES,
                               INC                                      4,706
           100               COMSAT CORP                                2,468
           850            *  COVAD COMMUNICATIONS GROUP, INC           13,706
           500            *  CROWN CASTLE INTERNATIONAL CORP           18,250
           100               CT COMMUNICATIONS, INC                     2,843
           300            *  E.SPIRE COMMUNICATIONS, INC                2,025
         2,600            *  EXODUS COMMUNICATIONS, INC               119,762
           200            *  GENERAL COMMUNICATION, INC (CLASS
                               A)                                       1,025
           220            *  GLOBAL CROSSING LTD                        5,788
         1,200               GLOBAL TELESYSTEMS, INC                   14,475
         5,900               GTE CORP                                 367,275
           300            *  ICG COMMUNICATIONS, INC                    6,618
           100            *  IDT CORP                                   3,393
           300            *  INTERMEDIA COMMUNICATIONS, INC             8,925
           100            *  INTERNATIONAL FIBERCOM, INC                2,550
           100            *  INTRAWARE, INC                             1,606
           300            *  ITC DELTACOM, INC                          6,693
           100            *  LAUNCH MEDIA, INC                            925
           200            *  LEAP WIRELESS INTERNATIONAL, INC           9,400
         1,800            *  LEVEL 3 COMMUNICATIONS, INC              158,400
           300            *  LIBERTY DIGITAL, INC (CLASS A)             9,000
        19,772               LUCENT TECHNOLOGIES, INC               1,171,491

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   29

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
TELEPHONE -- (CONTINUED)
         2,400            *  MCLEODUSA, INC (CLASS A)             $    49,650
         3,700            *  MEDIA ONE GROUP, INC                     246,762
         1,300            *  METROMEDIA FIBER NETWORK, INC
                               (CLASS A)                               51,593
           200            *  MGC COMMUNICATIONS, INC                   11,987
           100            *  MOTIENT CORP                               1,568
         2,300            *  NEXTEL COMMUNICATIONS, INC (CLASS
                               A)                                     140,731
         2,086            *  NEXTLINK COMMUNICATIONS, INC              79,137
           100               NORTH PITTSBURGH SYSTEMS, INC              1,475
           100            *  NORTHPOINT COMMUNICATIONS GROUP,
                               INC                                      1,118
           893            *  NTL, INC                                  53,468
           100            *  PACIFIC GATEWAY EXCHANGE, INC                340
           500            *  PAGING NETWORK, INC                          359
           200            *  POWERTEL, INC                             14,187
           200            *  PRIMUS TELECOMMUNICATIONS GROUP,
                               INC                                      4,975
           300            *  PTEK HOLDINGS, INC                           975
           700            *  QWEST COMMUNICATIONS INTERNATIONAL,
                               INC                                     34,781
           300            *  RCN CORP                                   7,612
           400            *  RHYTHMS NETCONNECTIONS, INC                5,025
        20,869               SBC COMMUNICATIONS, INC                  902,584
         4,200               SPRINT CORP (FON GROUP)                  214,200
         2,900            *  SPRINT CORP (PCS GROUP)                  172,550
           200            *  STAR TELECOMMUNICATIONS, INC                 506
           200            *  TALK.COM, INC                              1,162
           300               TELEPHONE & DATA SYSTEMS, INC             30,075
           100            *  TELIGENT, INC                              2,362
           100            *  TIME WARNER TELECOM, INC                   6,437
           100            *  U.S. CELLULAR CORP                         6,300
           100            *  U.S. LEC CORP (CLASS A)                    1,700
         3,100               U.S. WEST, INC                           265,825
           100            *  VIATEL, INC                                2,856
         1,021            *  VOICESTREAM WIRELESS CORP                118,739
           300            *  WESTERN WIRELESS CORP (CLASS A)           16,350
           650            *  WINSTAR COMMUNICATIONS, INC               22,018
        17,503            *  WORLDCOM, INC                            802,950
           100            *  WORLDGATE COMMUNICATIONS, INC              1,775
           200            *  WORLDPAGES.COM, INC                        1,200
                                                                  -----------
                                                                    7,418,368
                                                                  -----------
ELECTRIC, GAS AND OTHER -- 2.77%
         1,800            *  AES CORP                                  82,125
           300               AGL RESOURCES, INC                         4,781
           700               ALLEGHENY ENERGY, INC                     19,162
           500               ALLIANT ENERGY CORP                       13,000
         1,100            *  ALLIED WASTE INDUSTRIES, INC              11,000
           800               AMEREN CORP                               27,000
         1,980               AMERICAN ELECTRIC POWER CO, INC           58,657
           600               AMERICAN WATER WORKS CO, INC              15,000
           200               ATMOS ENERGY CORP                          3,500
           300               AVISTA CORP                                5,231
           100               BLACK HILLS CORP                           2,256
           100               CALIFORNIA WATER SERVICE GROUP             2,425
           800            *  CALPINE CORP                              52,600

       SHARES                                                        VALUE
           100               CASCADE NATURAL GAS CORP             $     1,668
           100            *  CASELLA WASTE SYSTEMS, INC (CLASS
                               A)                                       1,075
           100               CH ENERGY GROUP, INC                       3,393
           900               CINERGY CORP                              22,893
         1,500            *  CITIZENS COMMUNICATIONS CO                25,875
           100               CLECO CORP                                 3,350
           200               CMP GROUP, INC                             5,862
           600               CMS ENERGY CORP                           13,275
         1,100               COASTAL CORP                              66,962
           500               COLUMBIA ENERGY GROUP                     32,812
           500               CONECTIV, INC                              7,781
         1,300               CONSOLIDATED EDISON, INC                  38,512
           900               CONSTELLATION ENERGY GROUP                29,306
         1,000               CP & L ENERGY, INC                        31,937
         1,404               DOMINION RESOURCES, INC                   60,196
           900               DPL, INC                                  19,743
           400               DQE, INC                                  15,800
           900               DTE ENERGY CO                             27,506
         2,300               DUKE ENERGY CORP                         129,662
           800               DYNEGY, INC                               54,650
           200               EASTERN ENTERPRISES CO                    12,600
         2,000               EDISON INTERNATIONAL CO                   41,000
           300            *  EL PASO ELECTRIC CO                        3,356
         1,200               EL PASO ENERGY CORP                       61,125
           100               EMPIRE DISTRICT ELECTRIC CO                2,206
           200               ENERGEN CORP                               4,362
           800               ENERGY EAST CORP                          15,250
         1,400               ENTERGY CORP                              38,062
           200               EQUITABLE RESOURCES, INC                   9,650
         1,400               FIRSTENERGY CORP                          32,725
           500               FLORIDA PROGRESS CORP                     23,437
         1,100               FPL GROUP, INC                            54,450
           800               GPU, INC                                  21,650
           200               HAWAIIAN ELECTRIC INDUSTRIES, INC          6,562
           200               IDACORP, INC                               6,450
           400               IPALCO ENTERPRISES, INC                    8,050
           400               KANSAS CITY POWER & LIGHT CO               9,000
           800               KEYSPAN CORP                              24,600
           600               KINDER MORGAN, INC                        20,737
           100               LACLEDE GAS CO                             1,925
           600               LOUISVILLE GAS & ELECTRIC ENERGY
                               CORP                                    14,325
           100               MADISON GAS & ELECTRIC CO                  1,975
           500               MCN ENERGY GROUP, INC                     10,687
           300               MDU RESOURCES GROUP, INC                   6,487
           400               MINNESOTA POWER, INC                       6,925
           600               MONTANA POWER CO                          21,187
           200               NATIONAL FUEL GAS CO                       9,750
           700               NEW CENTURY ENERGIES, INC                 21,000
           100               NEW JERSEY RESOURCES CORP                  3,806
           400            *  NEWPARK RESOURCES, INC                     3,775
         1,000            *  NIAGARA MOHAWK HOLDINGS, INC              13,937
           300               NICOR, INC                                 9,787
           700               NISOURCE, INC                             13,037
           900               NORTHEAST UTILITIES CO                    19,575
           900               NORTHERN STATES POWER CO                  18,168
           100               NORTHWEST NATURAL GAS CO                   2,237

 30  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SHARES                                                        VALUE
ELECTRIC, GAS AND OTHER -- (CONTINUED)
           100               NORTHWESTERN CORP                    $     2,312
           400               NSTAR                                     16,275
           100               NUI CORP                                   2,700
           300               OGDEN CORP                                 2,700
           500               OGE ENERGY CORP                            9,250
           200               ONEOK, INC                                 5,187
           200               OTTER TAIL POWER CO                        4,200
         1,100               PECO ENERGY CO                            44,343
           200               PEOPLES ENERGY CORP                        6,475
         2,300               PG&E CORP                                 56,637
           200               PHILADELPHIA SUBURBAN CORP                 4,100
           200               PIEDMONT NATURAL GAS CO, INC               5,312
           500               PINNACLE WEST CAPITAL CORP                16,937
           700               POTOMAC ELECTRIC POWER CO                 17,500
           800               PPL CORP                                  17,550
           200               PUBLIC SERVICE CO OF NEW MEXICO            3,087
         1,300               PUBLIC SERVICE ENTERPRISE GROUP,
                               INC                                     45,012
           500               PUGET SOUND ENERGY, INC                   10,656
           500               QUESTAR CORP                               9,687
         1,500               RELIANT ENERGY, INC                       44,343
           400            *  REPUBLIC SERVICES, INC (CLASS A)           6,400
           200               RGS ENERGY GROUP, INC                      4,450
           552               SCANA CORP                                13,317
           100               SEMCO ENERGY, INC                          1,300
         1,200               SEMPRA ENERGY                             20,400
           400               SIERRA PACIFIC RESOURCES (NEW)             5,025
         3,900               SOUTHERN CO                               90,918
           210            *  SOUTHERN UNION CO                          3,320
           200               SOUTHWEST GAS CORP                         3,500
           100               SOUTHWESTERN ENERGY CO                       625
           100            *  STERICYCLE, INC                            2,400
           700               TECO ENERGY, INC                          14,043
         1,600               TXU CORP                                  47,200
           100            *  U.S. LIQUIDS, INC                            550
           200               UGI CORP                                   4,100
         1,300               UNICOM CORP                               50,293
           200               UNISOURCE ENERGY CORP HOLDINGS CO          3,000
           100               UNITED ILLUMINATING CO                     4,375
           200               UNITED WATER RESOURCES, INC                6,975

     SHARES/PRINCIPAL                                                VALUE
           650               UTILICORP UNITED, INC                $    12,918
           333               VECTREN CORP                               5,744
           300               WASHINGTON GAS LIGHT CO                    7,218
           100            *  WASTE CONNECTIONS, INC                     1,975
         3,700               WASTE MANAGEMENT, INC                     70,300
           100               WESTERN GAS RESOURCES, INC                 2,100
           400               WESTERN RESOURCES, INC                     6,200
         2,700               WILLIAMS COS, INC                        113,104
           700               WISCONSIN ENERGY CORP                     13,868
           100               WPS RESOURCES CORP                         3,006
                                                                  -----------
                                                                    2,305,737
                                                                  -----------
                             TOTAL UTILITIES                        9,724,105
                                                                  -----------

TOTAL COMMON STOCK
(Cost $74,933,875)                                                82,769,852
                                                                  ----------
SHORT TERM INVESTMENT -- 0.68%
U.S. GOVERNMENT AND AGENCY -- 0.68%
                             FEDERAL HOME LOAN MORTGAGE CORP
                               (FHLMC)
      $568,000                 6.570%, 07/03/00                       567,793
                                                                  -----------

TOTAL SHORT TERM INVESTMENT
(Cost $567,793)                                                       567,793
                                                                  -----------

TOTAL PORTFOLIO -- 100.10%
(Cost $75,501,668)                                                 83,337,645
                                                                  -----------
OTHER ASSETS & LIABILITIES, NET -- (0.10%)                            (87,609)
                                                                  -----------

NET ASSETS -- 100.00%                                             $83,250,036
                                                                  ===========

---------------

*    Non-income producing
b    In bankruptcy
f    Restricted securities-Investment in securities not
     registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2000, the value of
     this security amounted to $30 or 0.00% of net assets.
     Additional information on each restricted security is as
     follows:

                              ACQUISITION  ACQUISITION
                                 DATE         COST
          SECURITY            -----------  -----------
PROCURENET, INC                04/15/99        $30
                                               ===

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   31

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

                      STATEMENT OF INVESTMENTS (Unaudited)

                                 June 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SHARES                            VALUE
COMMON STOCK -- 98.75%
BASIC INDUSTRIES -- 1.98%
CHEMICALS AND PLASTIC -- 1.83%
   5,302        AVON PRODUCTS, INC                    $   235,939
      97        CHURCH & DWIGHT CO, INC                     1,746
     682        CLOROX CO                                  30,562
   6,848        COLGATE PALMOLIVE CO                      410,024
     107        CROMPTON CORP                               1,310
      50     *  CYGNUS, INC                                   712
     235        DIAL CORP                                   2,438
     295        DU PONT (E.I.) DE NEMOURS & CO             12,906
     280        ECOLAB, INC                                10,937
      50        GEORGIA GULF CORP                           1,040
      89     *  GRACE W.R. & CO                             1,079
     508        ILLINOIS TOOL WORKS, INC                   28,956
     317        LAUDER (ESTEE) CO (CLASS A)                15,671
      84     *  PACTIV CORP                                   661
   1,976        PHARMACIA CORP                            102,134
   4,364        PROCTER & GAMBLE CO                       249,839
      50     *  REVLON, INC (CLASS A)                         315
     100     *  SCOTTS CO (CLASS A)                         3,650
     208     *  SEALED AIR CORP                            10,894
      83        TUPPERWARE CORP                             1,826
      79     *  U.S. PLASTIC LUMBER CORP                      348
                                                      -----------
                                                        1,122,987
                                                      -----------
STEEL AND OTHER METALS -- 0.01%
     324     *  BATTLE MOUNTAIN GOLD CO                       708
     346     *  FREEPORT-MCMORAN COPPER & GOLD, INC
                  (CLASS B)                                 3,200
      50        GENERAL CABLE CORP                            406
      98     *  STEEL DYNAMICS, INC                           888
      94     *  STILLWATER MINING CO                        2,620
                                                      -----------
                                                            7,822
                                                      -----------
PAPER AND FOREST PRODUCTS -- 0.14%
     319        AVERY DENNISON CORP                        21,412
      83     *  CHAMPION ENTERPRISES, INC                     404
     523        FORT JAMES CORP                            12,094
     150     *  GAYLORD CONTAINER CO                          403
     818        KIMBERLY-CLARK CORP                        46,932
      96     *  MAIL-WELL, INC                                828
      50     *  PALM HARBOR HOMES, INC                        725
      50     *  PLAYTEX PRODUCTS, INC                         565
      50     *  SCHOOL SPECIALTY, INC                         928
      82        WAUSAU-MOSINEE PAPER CORP                     702
                                                      -----------
                                                           84,993
                                                      -----------
                TOTAL BASIC INDUSTRIES                  1,215,802
                                                      -----------
BUSINESS SERVICES -- 1.59%
ADVERTISING AND OTHER SERVICES -- 1.59%
     150     *  ADVO, INC                                   6,300
      68     *  ANSWERTHINK, INC                            1,130
     191     *  APOLLO GROUP, INC (CLASS A)                 5,348
      60        BLOCK (H&R), INC                            1,942
     143     *  CATALYTICA, INC                             1,573
     350     *  CELGENE CORP                               20,606
     965     *  CENDANT CORP                               13,510

 SHARES                                                  VALUE
     161     *  CENTURY BUSINESS SERVICES, INC        $       311
      90     *  CHECKFREE HOLDINGS CORP                     4,640
     283        CINTAS CORP                                10,382
     700     *  CMGI, INC                                  32,068
      50     *  COINSTAR, INC                                 503
     146     *  COVANCE, INC                                1,286
     250     *  CRITICAL PATH, INC                         14,578
     249     *  DEVRY, INC                                  6,582
     316     *  DOUBLECLICK, INC                           12,047
     348     *  EBAY, INC                                  18,900
      50     *  EDUCATION MANAGEMENT CORP                     903
      50     *  FIRST CONSULTING GROUP, INC                   278
      50        G & K SERVICES, INC (CLASS A)               1,253
     202        GARTNER GROUP, INC (CLASS A)                2,424
      73     *  GETTY IMAGES, INC                           2,705
      61     *  INCTYE GENOMICS                             5,013
     150     *  INTERIM SERVICES, INC                       2,662
   7,097        INTERPUBLIC GROUP OF COS, INC             305,171
     101     *  KFORCE.COM, INC                               700
      89     *  LABOR READY, INC                              589
     124     *  LAMAR ADVERTISING CO (CLASS A)              5,370
      50     *  LASON, INC                                    125
     375     *  MARCHFIRST, INC                             6,843
      50     *  MARKETING SERVICES GROUP                      221
      72     *  MESSAGEMEDIA, INC                             252
     101     *  MODIS PROFESSIONAL SERVICES, INC              896
      50     *  NATIONAL EQUIPMENT SERVICES, INC              300
      92     *  NAVIGANT CONSULTING CO                        391
     100     *  NBC INTERNET, INC                           1,250
     108     *  NOVA CORP (GEORGIA)                         3,017
   4,211        OMNICOM GROUP, INC                        375,042
     100     *  ON ASSIGNMENT, INC                          3,050
      63     *  PAREXEL INTERNATIONAL CORP                    602
      50     *  PEGASUS SOLUTIONS, INC                        543
      50     *  PHARMACEUTICAL PRODUCT DEVELOPMENT,
                  INC                                       1,050
     250     *  PREPAID LEGAL SERVICES, INC                 7,468
      89     *  PROFIT RECOVERY GROUP
                  INTERNATIONAL, INC                        1,479
      50     *  PROTECTION ONE, INC                           109
     285     *  QUINTILES TRANSNATIONAL CORP                4,025
      74        REGIS CORP                                    925
      91     *  RENAISSANCE WORLDWIDE, INC                    142
     150     *  RENT WAY, INC                               4,378
      50     *  RENT-A-CENTER, INC                          1,125
     746     *  ROBERT HALF INTERNATIONAL, INC             21,261
      50        ROLLINS, INC                                  743
     731        SERVICEMASTER CO                            8,315
      85     *  SITEL CORP                                    419
     127     *  SNYDER COMMUNICATIONS, INC                  3,016
     103        SOTHEBY'S HOLDINGS, INC (CLASS A)           1,802
      50     *  STAFF LEASING, INC                            178
      61     *  SYLVAN LEARNING SYSTEMS, INC                  838
     150     *  TELETECH HOLDINGS, INC                      4,659
      85     *  TETRA TECH, INC                             1,944
     234     *  TMP WORLDWIDE, INC                         17,272
      67        TRUE NORTH COMMUNICATIONS, INC              2,948

 32  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                  VALUE
ADVERTISING AND OTHER SERVICES -- (CONTINUED)
      50     *  UNITED RENTALS, INC                   $       856
     240     *  VALASSIS COMMUNICATIONS, INC                9,150
      50     *  VALENCE TECHNOLOGY, INC                       921
     176     *  VERTICALNET, INC                            6,501
      84        YOUNG & RUBICAM, INC                        4,803
                                                      -----------
                TOTAL BUSINESS SERVICES                   977,633
                                                      -----------
CONSTRUCTION AND REAL ESTATE -- 2.05%
BUILDING MATERIALS -- 1.52%
      69        APOGEE ENTERPRISES, INC                       243
      50     *  COMFORT SYSTEMS U.S.A., INC                   200
   1,845        CORNING, INC                              497,919
      95     *  DAL-TILE INTERNATIONAL, INC                   783
     250        ELCOR CORP                                  5,750
      50     *  ENCOMPASS SERVICES CORP                       287
     150        FERRO CORP                                  3,150
      50        FLORIDA ROCK INDUSTRIES, INC                1,781
   7,219        HOME DEPOT, INC                           360,498
     150     *  INTEGRATED ELECTRICAL SERVICES, INC           768
   1,250        LOWE'S COS, INC                            51,328
     224     *  QUANTA SERVICES, INC                       12,320
                                                      -----------
                                                          935,027
                                                      -----------
CONSTRUCTION -- 0.52%
      50     *  BLOUNT INTERNATIONAL, INC                     384
     150        CENTEX CORP                                 3,525
      95     *  DYCOM INDUSTRIES, INC                       4,370
     250     *  INSITUFORM TECHNOLOGIES, INC (CLASS
                  A)                                        6,781
     225     *  MASTEC, INC                                 8,592
     196        MILLER (HERMAN), INC                        5,071
  11,192        NEWELL RUBBERMAID, INC                    288,194
                                                      -----------
                                                          316,917
                                                      -----------
REAL ESTATE -- 0.01%
     154     *  CATELLUS DEVELOPMENT CORP                   2,310
     110     *  FAIRFIELD COMMUNITIES, INC                    866
      75     *  JONES LANG LA SALLE                         1,003
      64        STEWART ENTERPRISES, INC (CLASS A)            226
      60     *  TRAMMELL CROW CO                              645
                                                      -----------
                                                            5,050
                                                      -----------
                TOTAL CONSTRUCTION AND REAL ESTATE      1,256,994
                                                      -----------
CONSUMER DURABLE -- 14.65%
HOME APPLIANCES AND FURNISHINGS -- 14.24%
     150     *  AEROFLEX, INC                               7,453
     100     *  ALPHA INDUSTRIES, INC                       4,406
     400     *  ALTEON WEBSYSTEMS, INC                     40,025
     600     *  ALTERA CORP                                61,162
     172     *  AMERICAN POWER CONVERSION CORP              7,019
     150     *  AMERICAN XTAL TECHNOLOGY, INC               6,487
     305     *  AMKOR TECHNOLOGY, INC                      10,770
     100     *  AMPHENOL CORP (CLASS A)                     6,618
      67     *  ANADIGICS, INC                              2,282
   7,466     *  ANALOG DEVICES, INC                       567,416
   3,452     *  APPLIED MICRO CIRCUITS CORP               340,885
      83     *  ARTESYN TECHNOLOGIES, INC                   2,308
   3,347     *  ATMEL CORP                                123,420
     387     *  BED BATH & BEYOND, INC                     14,028

 SHARES                                                  VALUE
     150     *  BENCHMARK ELECTRONICS, INC            $     5,484
     434     *  BOOKHAM TECHNOLOGY PLC (SPONS ADR)         25,714
      63     *  BOYDS COLLECTION LTD                          535
     366     *  BROADCOM CORP (CLASS A)                    80,131
      96     *  BURR BROWN CORP                             8,322
     600     *  CONEXANT SYSTEMS, INC                      29,175
      62     *  CREE, INC                                   8,277
      68        CTS CORP                                    3,060
     152     *  CYPRESS SEMICONDUCTOR CORP                  6,422
     246        DALLAS SEMICONDUCTOR CORP                  10,024
      81     *  E-TEK DYNAMICS, INC                        21,368
      94        ETHAN ALLEN INTERIORS, INC                  2,256
      99     *  FURNITURE BRANDS INTERNATIONAL, INC         1,497
      75     *  GENERAL SEMICONDUCTOR, INC                  1,106
   6,765        GILLETTE CO                               236,352
     103     *  HA-LO INDUSTRIES, INC                         579
     250        HELIX TECHNOLOGY CORP                       9,750
      50     *  HUTCHINSON TECHNOLOGY, INC                    712
     621     *  INFINEON TECHNOLOGIES AG. ADR              49,214
  25,700        INTEL CORP                              3,435,768
     250     *  INTERNATIONAL RECTIFIER CORP               14,000
     448     *  JABIL CIRCUIT, INC                         22,232
   4,700     *  JDS UNIPHASE CORP                         563,412
      74     *  KOPIN CORP                                  5,124
      50     *  LASERSIGHT, INC                               190
     113     *  LATTICE SEMICONDUCTOR CORP                  7,811
     960        LINEAR TECHNOLOGY CO                       61,380
      98     *  LINENS 'N THINGS, INC                       2,658
   6,480     *  LSI LOGIC CORP                            350,730
     900     *  MAXIM INTEGRATED PRODUCTS, INC             61,143
     189        MAYTAG CO                                   6,969
      62        METHODE ELECTRONICS, INC (CLASS A)          2,394
     142     *  MICREL, INC                                 6,168
     190     *  MICROCHIP TECHNOLOGY, INC                  11,070
     172     *  MICRON TECHNOLOGY, INC                     15,146
      79     *  MMC NETWORKS, INC                           4,221
      90        MOLEX, INC                                  4,331
      63     *  NEOMAGIC CORP                                 190
     240     *  NEW FOCUS, INC                             19,710
     100     *  NVIDIA CORP                                 6,356
     150     *  PHOTRONICS, INC                             4,256
     212        PIER 1 IMPORTS, INC                         2,067
     938     *  PMC-SIERRA, INC                           166,670
     150     *  POWER INTEGRATIONS, INC                     3,534
     100     *  POWER-ONE, INC                             11,393
     182     *  QLOGIC CORP                                12,023
     600     *  RAMBUS, INC                                61,800
     128     *  RF MICRO DEVICES, INC                      11,216
   3,116     *  SANMINA CORP                              266,418
      61     *  SAWTEK, INC                                 3,511
   3,778     *  SCG HOLDING CORP                           82,643
     196     *  SCI SYSTEMS, INC                            7,680
     200     *  SDL, INC                                   57,037
      79     *  SEMTECH CORP                                6,042
     150     *  SIPEX CORP                                  4,153
   9,182     *  SOLECTRON CORP                            384,496

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   33

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                  VALUE
HOME APPLIANCES AND FURNISHINGS -- (CONTINUED)
  13,436        TEXAS INSTRUMENTS, INC                $   922,885
     125     *  TITAN CORP                                  5,593
      96     *  TRANSWITCH CORP                             7,410
      74     *  TRIQUINT SEMICONDUCTOR, INC                 7,080
     250     *  VARIAN SEMICONDUCTOR EQUIPMENT
                  ASSOCIATES, INC                          15,703
     491     *  VITESSE SEMICONDUCTOR CORP                 36,119
     108     *  WILLIAMS-SONOMA, INC                        3,503
   4,300     *  XILINX, INC                               355,018
     100     *  ZOMAX, INC                                  1,312
                                                      -----------
                                                        8,734,822
                                                      -----------
TEXTILE APPAREL AND ACCESSORIES -- 0.41%
     240     *  ABERCROMBIE & FITCH CO (CLASS A)            2,925
      50     *  AMERICAN EAGLE OUTFITTERS, INC                700
     250     *  ANN TAYLOR STORES CORP                      8,281
      50     *  CHILDREN'S PLACE RETAIL STORES, INC         1,025
      86        CLAIRE'S STORES, INC                        1,655
   2,019        GAP, INC                                   63,093
     150     *  GENESCO, INC                                2,409
     210        INTIMATE BRANDS, INC (CLASS A)              4,147
     259     *  JONES APPAREL GROUP, INC                    6,086
     100        LIMITED, INC                                2,162
      63     *  MEN'S WEARHOUSE, INC                        1,405
   3,267        NIKE, INC (CLASS B)                       130,067
     150        NORDSTROM, INC                              3,618
      66     *  OAKLEY, INC                                   759
      68     *  PACIFIC SUNWEAR CALIFORNIA, INC             1,275
      50     *  QUIKSILVER, INC                               778
     102        ROSS STORES, INC                            1,740
      50     *  STEIN MART, INC                               512
      94        STRIDE RITE CORP                              575
     870        TJX COS, INC                               16,312
      93        WESTPOINT STEVENS, INC                      1,034
                                                      -----------
                                                          250,558
                                                      -----------
                TOTAL CONSUMER DURABLE                  8,985,380
                                                      -----------
ENERGY -- 0.20%
OIL, GAS AND OTHER ENERGY SERVICES -- 0.20%
      62        ANADARKO PETROLEUM CORP                     3,057
     101        APACHE CORP                                 5,940
      71     *  BARNETT RESOURCES CORP                      2,161
     150        BERRY PETROLEUM CO (CLASS A)                2,550
      84     *  CHESAPEAKE ENERGY CORP                        651
     104        CROSS TIMBERS OIL CO                        2,301
     150        DEVON ENERGY CORP (NEW)                     8,428
     150        DIAMOND OFFSHORE DRILLING, INC              5,268
     126        ENRON CORP                                  8,127
      95        ENSCO INTERNATIONAL, INC                    3,402
      65     *  FOREST OIL CORP                             1,035
      50     *  FRIEDE GOLDMAN HALTER, INC                    446
     104     *  GLOBAL INDUSTRIES LTD                       1,963
     150     *  GLOBAL MARINE, INC                          4,228
      50     *  GREY WOLF, INC                                250
     671        HALLIBURTON CO                             31,662
     120     *  HANOVER COMPRESSOR CO                       4,560
      66     *  MERIDIAN RESOURCE CORP                        375

 SHARES                                                  VALUE
     210     *  NABORS INDUSTRIES, INC                $     8,728
      71     *  NEWFIELD EXPLORATION CO                     2,777
     237     *  NOBLE DRILLING CORP                         9,761
     100        POGO PRODUCING CO                           2,212
     185     *  R & B FALCON CORP                           4,359
      67     *  SYNTROLEUM CORP                             1,147
     150        USX-MARATHON GROUP, INC                     3,759
     100        VINTAGE PETROLEUM, INC                      2,256
                                                      -----------
                TOTAL ENERGY                              121,403
                                                      -----------
FINANCE -- 1.93%
BANKS, SAVINGS AND LOANS -- 0.86%
      50     *  CENTENNIAL BANCORP                            434
     150        CHITTENDEN CORP                             3,665
   2,800        CITIGROUP, INC                            168,700
      94        COMMUNITY FIRST BANKSHARES, INC             1,533
     500        FIFTH THIRD BANCORP                        31,625
     150        FIRST BANCORP (PUERTO RICO)                 2,784
      88        FIRST FINANCIAL BANCORP                     1,732
   6,932        FIRSTAR CORP                              146,005
     106        HUDSON UNITED BANCORP                       2,378
     150     *  IMPERIAL BANCORP                            2,343
   2,133        MBNA CORP                                  57,857
      50        MERCHANTS NEW YORK BANCORP, INC               859
     200        NATIONAL COMMERCE BANCORP                   3,212
     238        NORTHERN TRUST CORP                        15,484
      61        PACIFIC CAPITAL BANCORP                     1,528
     453        PROVIDIAN FINANCIAL CORP                   40,770
      63        S & T BANCORP, INC                          1,149
     193     *  S1 CORP                                     4,499
     169        SKY FINANCIAL GROUP, INC                    2,693
      70     *  SOUTHWEST BANCORP OF TEXAS, INC             1,452
     179        STATE STREET CORP                          18,985
      65        STERLING BANCSHARES, INC                      702
     410        SYNOVUS FINANCIAL CORP                      7,226
     133        TRUSTCO BANK CORP (NEW YORK)                1,662
     106        UNITED BANKSHARES, INC                      1,927
     105        W HOLDING CO, INC                             866
     104        ZIONS BANCORP                               4,772
                                                      -----------
                                                          526,842
                                                      -----------
CREDIT AND OTHER FINANCE -- 0.63%
      79     *  ACNEILSEN CORP                              1,738
     100        ALLIED CAPITAL CORP                         1,700
   2,438        AMERICAN EXPRESS CO                       127,080
     186     *  AMERICREDIT CORP                            3,162
     553        ASSOCIATES FIRST CAPITAL CORP              12,338
     229        BOSTON PROPERTIES, INC                      8,845
     590        CAPITAL ONE FINANCIAL CORP                 26,328
     350        CHARLES E. SMITH RESIDENTIAL REALTY,
                  INC                                      13,300
      73     *  CHOICEPOINT, INC                            3,248
     600     *  CONCORD EFS, INC                           15,600
      60        COUSINS PROPERTIES, INC                     2,310
      61        DORAL FINANCIAL CORP                          697
     351        EQUIFAX, INC                                9,213
     401        FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION                              20,927

 34  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                  VALUE
CREDIT AND OTHER FINANCE -- (CONTINUED)
     148     *  FINET.COM, INC                        $       101
   1,280        FREDDIE MAC                                51,840
     242        HOUSEHOLD INTERNATIONAL, INC               10,058
     213        ISTAR FINANCIAL, INC                        4,459
     308        MEDITRUST CORP PAIRED                       1,155
     144        METRIS COS, INC                             3,618
   2,205     *  METROPOLITAN LIFE INSURANCE CO             46,442
      50     *  NETBANK, INC                                  621
      50     *  SIERRACITIES.COM, INC                         187
     495        SLM HOLDINGS CORP                          18,531
     100        TOWN & COUNTRY TRUST                        1,718
      50     *  UNICAPITAL CORP                                25
      75        WASHINGTON REAL ESTATE INVESTMENT
                  TRUST                                     1,340
                                                      -----------
                                                          386,581
                                                      -----------
INSURANCE -- 0.13%
     116        AFLAC, INC                                  5,328
     503        AMERICAN INTERNATIONAL GROUP, INC          59,102
      90        CRAWFORD & CO (CLASS B)                       990
     101     *  FIRST HEALTH GROUP CORP                     3,314
     100        GALLAGHER (ARTHUR J.) & CO                  4,200
      72        HSB GROUP, INC                              2,241
      50     *  MID ATLANTIC MEDICAL SERVICES, INC            675
     202     *  OXFORD HEALTH PLANS, INC                    4,810
                                                      -----------
                                                           80,660
                                                      -----------
SECURITIES AND COMMODITIES -- 0.31%
     250     *  AFFILIATED MANAGERS GROUP, INC             11,375
     159     *  AMERITRADE HOLDINGS CORP (CLASS A)          1,848
     600     *  E TRADE GROUP, INC                          9,900
      75        EATON VANCE CORP                            3,468
     241        FEDERATED INVESTORS, INC                    8,450
     326        FRANKLIN RESOURCES, INC                     9,902
      50     *  FRIEDMAN, BILLINGS, RAMSEY GROUP,
                  INC                                         406
     173     *  KNIGHT TRADING GROUP                        5,157
      50        MORGAN KEEGAN, INC                            737
      66     *  PIONEER GROUP, INC                          2,796
     255        PRICE (T. ROWE) ASSOCIATES, INC            10,837
      84        RAYMOND JAMES FINANCIAL CORP                1,890
   3,479        SCHWAB (CHARLES) CORP                     116,981
      69        UNITED ASSET MANAGEMENT CORP                1,612
     216        WADDELL & REED FINANCIAL, INC (CLASS
                  A)                                        7,087
                                                      -----------
                                                          192,446
                                                      -----------
                TOTAL FINANCE                           1,186,529
                                                      -----------
FOODS AND RELATED -- 2.70%
BEVERAGES, OTHER FOOD PRODUCTS -- 2.53%
      35     *  7-ELEVEN, INC                                 481
     196        ALBERTSONS, INC                             6,517
     150     *  AMERICAN ITALIAN PASTA CO (CLASS A)         3,103
     422        ANHEUSER-BUSCH COS, INC                    31,518
     150        APPLEBEES INTERNATIONAL, INC                4,546
     150     *  BERINGER WINE ESTATES HOLDINGS, INC
                  (CLASS B)                                 5,296
     465        BESTFOODS, INC                             32,201
      87     *  CADIZ, INC                                    696

 SHARES                                                  VALUE
     555        CAMPBELL SOUP CO                      $    16,164
      68     *  CEC ENTERTAINMENT, INC                      1,742
      84        CKE RESTAURANTS, INC                          252
   7,967        COCA COLA CO                              457,604
     694        COCA COLA ENTERPRISES, INC                 11,320
      50     *  CONSOLIDATED PRODUCTS, INC                    450
      98     *  DEL MONTE FOODS CO                            667
      95        DELTA & PINE LAND CO                        2,380
     374        GENERAL MILLS, INC                         14,305
     250     *  HAIN CELESTIAL GROUP, INC                   9,171
     327        HEINZ (H.J.) CO                            14,306
      50     *  HINES HORTICULTURE, INC                       340
      50     *  IHOP CORP (NEW)                               837
      50     *  INTERNATIONAL HOME FOODS, INC               1,046
     102     *  JACK IN THE BOX, INC                        2,511
     150        KEEBLER FOODS CO                            5,568
     342        KELLOGG CO                                 10,174
   2,561     *  KROGER CO                                  56,502
   1,928        MCDONALD'S CORP                            63,503
     349     *  OUTBACK STEAKHOUSE, INC                    10,208
     150     *  PAPA JOHNS INTERNATIONAL, INC               3,675
     448        PEPSI BOTTLING GROUP, INC                  13,076
   4,416        PEPSICO, INC                              196,236
     152        QUAKER OATS CO                             11,419
     166        RALSTON PURINA CO                           3,309
     126        RUBY TUESDAY, INC                           1,582
   9,187     *  SAFEWAY, INC                              414,563
   2,403        SARA LEE CORP                              46,407
      83     *  SMITHFIELD FOODS, INC                       2,329
      50        SODEXHO MARRIOTT SERVICES, INC                800
     250     *  SONIC CORP                                  7,343
     600     *  STARBUCKS CORP                             22,912
     887        SYSCO CORP                                 37,364
      75     *  THE CHEESECAKE FACTORY CO                   2,062
     197     *  TRICON GLOBAL RESTAURANTS, INC              5,565
     235        VIAD CORP                                   6,403
      84        WHITMAN CORP                                1,039
      65     *  WHOLE FOODS MARKET, INC                     2,685
      50     *  WILD OATS MARKETS, INC                        628
     118        WRIGLEY (WM) JR CO                          9,462
                                                      -----------
                                                        1,552,267
                                                      -----------
TOBACCO -- 0.17%
   3,639        PHILIP MORRIS COS, INC                     96,660
      85        RJR REYNOLDS TOBACCO HOLDINGS, INC          2,374
     172        UST, INC                                    2,526
                                                      -----------
                                                          101,560
                                                      -----------
                TOTAL FOODS AND RELATED                 1,653,827
                                                      -----------
HEALTH -- 14.85%
DRUGS AND PHARMACEUTICALS -- 12.97%
   4,395        ABBOTT LABORATORIES CO                    195,852
     100     *  ABGENIX, INC                               11,985
     120     *  ALKERMES, INC                               5,655
     437        ALLERGAN, INC                              32,556
     250        ALPHARMA, INC (CLASS A)                    15,562
     317     *  ALZA CORP                                  18,742

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   35

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                  VALUE
DRUGS AND PHARMACEUTICALS -- (CONTINUED)
   9,501        AMERICAN HOME PRODUCTS CORP           $   558,183
     121     *  AMERISOURCE HEALTH CORP (CLASS A)           3,751
   5,800     *  AMGEN, INC                                407,450
     100     *  ANDRX CORP                                  6,392
     213        BERGEN BRUNSWIG CORP (CLASS A)              1,171
     473     *  BIOGEN, INC                                30,508
     131     *  BIO-TECHNOLOGY GENERAL CORP                 1,727
   6,348        BRISTOL MYERS SQUIBB CO                   369,771
  10,496        CARDINAL HEALTH, INC                      776,704
     595     *  CAREMARK RX, INC                            4,053
     150     *  CELL PATHWAYS, INC                          3,525
      76     *  CEPHALON, INC                               4,550
     120     *  CHIRON CORP                                 5,700
      50     *  COLUMBIA LABORATORIES, INC                    287
     350     *  COR THERAPEUTICS, INC                      29,859
   1,173        CVS CORP                                   46,920
      50     *  DURA PHARMACEUTICALS, INC                     718
      50     *  DURAMED PHARMACEUTICALS, INC                  271
      91     *  ENZON, INC                                  3,867
     208     *  FOREST LABORATORIES, INC                   21,008
     400     *  GENENTECH, INC                             68,800
      69     *  GENZYME CORP (GENERAL DIVISION)             4,101
     109     *  GILEAD SCIENCES, INC                        7,752
   4,700        GLAXO WELLCOME PLC (SPONS ADR)            271,718
   3,800     *  GUILFORD PHARMACEUTICALS, INC              57,237
      60     *  HEMISPHERX BIOPHARMA, INC                     337
     215     *  HUMAN GENOME SCIENCES, INC                 28,675
     177        ICN PHARMACEUTICALS, INC                    4,922
      96     *  ICOS CORP                                   4,224
     105     *  IDEC PHARMACEUTICALS CORP                  12,317
      91     *  IDEXX LABORATORIES, INC                     2,081
      71     *  IMCLONE SYSTEMS, INC                        5,427
     661     *  IMMUNEX CORP                               32,678
      76     *  ISIS PHARMACEUTICALS, INC                   1,102
     343     *  IVAX CORP                                  14,234
   4,541        JOHNSON & JOHNSON CO                      462,614
     236        JONES PHARMACEUTICAL, INC                   9,425
     103     *  KING PHARMACEUTICALS, INC                   4,519
     112     *  LIGAND PHARMACEUTICALS CO (CLASS A)         1,477
   5,973        LILLY (ELI) & CO                          596,553
      50     *  MACROCHEM CORP (DELAWARE)                     242
     312        MCKESSON HBOC, INC                          6,532
      71     *  MEDICIS PHARMACEUTICAL CORP (CLASS
                  A)                                        4,047
     717     *  MEDIMMUNE, INC                             53,058
  14,505        MERCK & CO, INC                         1,111,445
     284     *  MILLENNIUM PHARMACEUTICALS, INC            31,772
     271        MYLAN LABORATORIES, INC                     4,945
     113     *  NU SKIN ENTERPRISES, INC (CLASS A)            649
     102        OMNICARE, INC                                 924
      76     *  ORGANOGENESIS, INC                            869
  35,356        PFIZER, INC                             1,697,088
  13,849        SCHERING-PLOUGH CORP                      699,374
     268     *  SEPRACOR, INC                              32,327
     150     *  SICOR, INC                                  1,200
     150     *  SUPERGEN, INC                               5,437
     250     *  TECHNE CORP                                32,500

 SHARES                                                  VALUE
      60     *  THERAGENICS CORP                      $       513
     250     *  TRANSKARYOTIC THERAPIES, INC                9,187
      81     *  TRIANGLE PHARMACEUTICALS, INC                 734
      50     *  VENTIV HEALTH, INC                            556
     150     *  VICAL, INC                                  2,887
   3,093        WALGREEN CO                                99,555
     321     *  WATSON PHARMACEUTICALS, INC                17,253
                                                      -----------
                                                        7,960,054
                                                      -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 1.57%
     150     *  AFFYMETRIX, INC                            24,768
   1,348     *  AGILENT TECHNOLOGIES, INC                  99,415
      75        BAUSCH & LOMB, INC                          5,803
     159        BAXTER INTERNATIONAL, INC                  11,179
      67        BECKMAN COULTER, INC                        3,911
     525        BECTON DICKINSON & CO                      15,060
     349        BIOMET, INC                                13,414
     776     *  BOSTON SCIENTIFIC CORP                     17,023
      86     *  COGNEX CORP                                 4,450
     100     *  CREDENCE SYSTEMS CORP                       5,518
     150     *  CYBERONICS, INC                             1,800
      89     *  CYTYC CORP                                  4,750
     150     *  DIONEX CORP                                 4,012
      50     *  ECLIPSE SURGICAL TECHNOLOGY, INC              218
     131     *  EDWARDS LIFESCIENCES CORP                   2,423
     150     *  ENZO BIOCHEMICAL, INC                      10,350
      67     *  GENRAD, INC                                   603
   1,851     *  GUIDANT CORP                               91,624
     250     *  HAEMONETICS CORP                            5,250
     386     *  KLA-TENCOR CORP                            22,605
     106     *  LTX CORP                                    3,703
     100     *  MECHANICAL TECHNOLOGY, INC                  1,500
      87     *  MEDICAL MANAGER CORP                        2,963
   7,815        MEDTRONIC, INC                            389,284
      50        MENTOR CORP                                 1,359
      96     *  METTLER-TOLEDO INTERNATIONAL, INC           3,840
     112        MILLIPORE CORP                              8,442
     350     *  MINIMED, INC                               41,300
     615        PE CORP-PE BIOSYSTEMS GROUP                40,513
     250        PERKINELMER, INC                           16,531
     100     *  RESMED, INC                                 2,675
      75     *  RESPIRONICS, INC                            1,350
      61     *  ST. JUDE MEDICAL, INC                       2,798
     168     *  STERIS CORP                                 1,491
     356        STRYKER CORP                               15,575
     116     *  SUMMIT TECHNOLOGY, INC                      2,189
     115     *  SUNRISE TECHNOLOGY INTERNATIONAL,
                  INC                                       1,150
     258     *  SYBRON INTERNATIONAL CORP                   5,111
     468     *  TERADYNE, INC                              34,398
      50     *  THERMO ELECTRON CORP                        1,053
     250     *  VARIAN, INC                                11,531
     241     *  VISX, INC                                   6,763
     155     *  WATERS CORP                                19,345
      50     *  WESLEY JESSEN VISIONCARE, INC               1,878
                                                      -----------
                                                          960,918
                                                      -----------

 36  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                  VALUE
MEDICAL FACILITIES MANAGEMENT -- 0.31%
     150     *  ADVANCE PARADIGM, INC                 $     3,075
     150     *  EXPRESS SCRIPTS, INC                        9,318
     559     *  HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) (NEW)                           7,301
     114     *  HEALTHSOUTH CORP                              819
     244        HOOPER HOLMES, INC                          1,952
      63     *  LASER VISION CENTERS, INC                     389
      72     *  LCA-VISION, INC                               175
      50     *  LIFEPOINT HOSPITALS, INC                    1,112
     250     *  LINCARE HOLDINGS, INC                       6,156
     101     *  ORTHODONTIC CENTERS OF AMERICA, INC         2,285
     111     *  RENAL CARE GROUP, INC                       2,714
      50     *  RES-CARE, INC                                 268
      50     *  SUNRISE ASSISTED LIVING, INC                  925
   5,600        TENET HEALTHCARE CORP                     151,200
     186     *  TOTAL RENAL CARE HOLDINGS, INC              1,116
     150     *  TRIAD HOSPITALS, INC                        3,628
      85     *  US ONCOLOGY, INC                              425
                                                      -----------
                                                          192,858
                                                      -----------
                TOTAL HEALTH                            9,113,830
                                                      -----------
INDUSTRIAL MACHINERY -- 8.75%
ELECTRICAL -- 4.90%
      80        AMETEK, INC                                 1,400
      67     *  BRIGHTPOINT, INC                              579
      85     *  CELLSTAR CORP                                 236
     250     *  ELECTRO SCIENTIFIC INDUSTRIES, INC         11,007
      55     *  ENERGIZER HOLDINGS, INC                     1,003
  56,229        GENERAL ELECTRIC CO                     2,980,137
      68     *  RAYOVAC CORP                                1,521
      50        SLI, INC                                      606
     150     *  VICOR CORP                                  5,221
                                                      -----------
                                                        3,001,710
                                                      -----------
OTHER INDUSTRIAL EQUIPMENT -- 3.85%
   2,644     *  APPLIED MATERIALS, INC                    239,612
      89        APPLIED POWER, INC (CLASS A)                2,981
     150     *  ASYST TECHNOLOGIES, INC                     5,137
     350     *  ATMI, INC                                  16,275
     250        BAKER HUGHES, INC                           8,000
     200        BLACK & DECKER CORP                         7,862
      50        CMI CORP (CLASS A)                            175
     250        DONALDSON CO, INC                           4,937
      71        JLG INDUSTRIES, INC                           843
     319     *  LAM RESEARCH CORP                          11,962
     150        MANITOWOC CO, INC                           4,012
      67     *  MSC INDUSTRIAL DIRECT CO (CLASS A)          1,402
   7,272     *  NOVELLUS SYSTEMS, INC                     411,322
      62     *  PRESSTEK, INC                               1,011
     150     *  PRI AUTOMATION, INC                         9,808
      75        ROPER INDUSTRIES, INC                       1,921
     350     *  SMITH INTERNATIONAL, INC                   25,484
      50     *  TEREX CORP                                    706
  34,000        TYCO INTERNATIONAL LTD                  1,610,750
                                                      -----------
                                                        2,364,200
                                                      -----------
                TOTAL INDUSTRIAL MACHINERY              5,365,910
                                                      -----------

 SHARES                                                  VALUE
MEDIA AND LEISURE -- 5.65%
BROADCASTING -- 4.42%
     100     *  ADELPHIA COMMUNICATIONS CORP (CLASS
                  A)                                  $     4,687
      50     *  AMC ENTERTAINMENT, INC                        243
   3,500     *  AMFM, INC                                 241,500
     205     *  CABLEVISION SYSTEMS CORP (CLASS A)         13,914
     250     *  CITADEL COMMUNICATIONS CORP                 8,734
     654     *  CLEAR CHANNEL COMMUNICATIONS, INC          49,050
   2,400     *  COMCAST CORP (CLASS A) SPECIAL             97,200
     165     *  COX COMMUNICATIONS, INC (CLASS A)           7,517
     100     *  COX RADIO, INC (CLASS A)                    2,800
      50     *  CUMULUS MEDIA, INC                            456
   8,284        DISNEY (WALT) CO                          321,522
     114     *  EMMIS COMMUNICATIONS (CLASS A)              4,716
     150     *  ENTERCOM COMMUNICATIONS CORP                7,312
     435     *  FOX ENTERTAINMENT GROUP, INC               13,213
     208     *  HISPANIC BROADCASTING CORP                  6,890
      78     *  HOLLYWOOD ENTERTAINMENT CORP                  614
   5,122     *  INFINITY BROADCASTING CORP (CLASS A)      186,632
     150     *  PANAMSAT CORP                               6,553
      74     *  PAXSON COMMUNICATIONS CORP                    592
     100     *  PEGASUS COMMUNICATIONS CORP                 4,906
     108     *  PRICE COMMUNICATIONS CORP                   2,544
     250     *  SIRIUS SATELLITE RADIO, INC                11,078
   6,812        TIME WARNER, INC                          517,712
  17,000        TOEI CO LTD                               124,526
      94     *  TV GUIDE, INC                               3,219
     238     *  UNITEDGLOBALCOM, INC (CLASS A)             11,126
     196     *  UNIVISION COMMUNICATIONS, INC              20,286
  15,241     *  VIACOM, INC (CLASS B)                   1,039,245
      50     *  WAVO CORP                                      37
                                                      -----------
                                                        2,708,824
                                                      -----------
LODGING/GAMING/RECREATION -- 1.14%
      50     *  ARGOSY GAMING CORP                            718
     150     *  BALLY TOTAL FITNESS HOLDINGS CORP           3,806
     229     *  CHOICE HOTELS INTERNATIONAL, INC            2,275
      88     *  EXTENDED STAY AMERICA, INC                    814
     394        HILTON HOTELS CORP                          3,693
      67        INTERNATIONAL SPEEDWAY CORP (CLASS
                  A)                                        2,772
     203        MARRIOTT INTERNATIONAL, INC (CLASS
                  A)                                        7,320
  13,366     *  PREMIER PARKS, INC                        304,076
   8,002     *  SFX ENTERTAINMENT, INC (CLASS A)          362,590
      91        STARWOOD HOTELS & RESORTS WORLDWIDE         2,963
     150     *  STATION CASINOS, INC                        3,750
      76    b*  SUNTERRA CORP                                  17
     170     *  WESTWOOD ONE, INC                           5,801
                                                      -----------
                                                          700,595
                                                      -----------
PUBLISHING -- 0.09%
     150        CENTRAL NEWSPAPERS, INC (CLASS A)           9,487
      79        DOW JONES & CO, INC                         5,786
      73     *  JOURNAL REGISTER CO                         1,332
     110        LEE ENTERPRISES, INC                        2,564
     150        MCGRAW HILL COS, INC                        8,100
     150        PENTON MEDIA, INC                           5,250

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   37

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                  VALUE
PUBLISHING -- (CONTINUED)
     150     *  PLAYBOY ENTERPRISES, INC (CLASS B)    $     1,931
     245     *  PRIMEDIA, INC                               5,573
      72     *  R.H. DONNELLEY CORP                         1,395
     107        READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE)                      4,253
      89        TIMES MIRROR CO SERIES A                    8,065
     108     *  TOPPS, INC                                  1,242
     117        WILEY (JOHN) & SONS, INC (CLASS A)          2,632
                                                      -----------
                                                           57,610
                                                      -----------
                TOTAL MEDIA AND LEISURE                 3,467,029
                                                      -----------
RETAIL AND WHOLESALE -- 1.76%
GENERAL MERCHANDISE STORES -- 1.76%
     600     *  AMAZON.COM, INC                            21,787
      50     *  AMES DEPARTMENT STORES, INC                   387
      61     *  BARNES & NOBLE, INC                         1,357
      50     *  BARNESANDNOBLE.COM, INC                       326
      86        BLYTH, INC                                  2,537
      87     *  BORDERS GROUP, INC                          1,353
      75        CALLAWAY GOLF CO                            1,223
     111        CASEY'S GENERAL STORES, INC                 1,151
     122     *  CDW COMPUTER CENTERS, INC                   7,625
     120     *  CONSOLIDATED STORES CORP                    1,440
     150     *  COST PLUS, INC                              4,303
   1,100     *  COSTCO WHOLESALE CORP                      36,300
     557        DOLLAR GENERAL CORP                        10,861
     331     *  DOLLAR TREE STORES, INC                    13,095
      50     *  E4L, INC                                       40
      50     *  EGGHEAD.COM, INC                              146
     362        FAMILY DOLLAR STORES, INC                   7,081
      69        FASTENAL CO                                 3,493
     495     *  HANOVER DIRECT, INC                           773
      50     *  IDENTIX, INC                                  784
     150     *  INSIGHT ENTERPRISES, INC                    8,896
     932     *  KOHLS CORP                                 51,842
     406        MATTEL, INC                                 5,354
      70     *  NEIMAN MARCUS GROUP, INC (CLASS A)          2,069
     625     *  OFFICE DEPOT, INC                           3,906
      50     *  OFFICEMAX, INC                                250
     377     *  PETSMART, INC                               1,272
     118     *  SAKS, INC                                   1,239
      60     *  SCHEIN (HENRY), INC                         1,035
      65     *  SHOP AT HOME, INC                             303
   1,400     *  STAPLES, INC                               21,525
     102     *  SUNGLASS HUT INTERNATIONAL, INC               838
   1,102        TARGET CORP                                63,916
     238        TIFFANY & CO                               16,065
      93     *  VALUEVISION INTERNATIONAL, INC              2,232
  13,560        WAL-MART STORES, INC                      781,395
     150     *  WMS INDUSTRIES, INC                         2,315
                                                      -----------
                TOTAL RETAIL AND WHOLESALE              1,080,514
                                                      -----------
TECHNOLOGY -- 33.30%
COMMUNICATIONS EQUIPMENT -- 3.70%
      90     *  ACTV, INC                                   1,344
     100     *  ADAPTIVE BROADBAND CORP                     3,675
   1,072     *  ADC TELECOMMUNICATIONS, INC                89,914

 SHARES                                                  VALUE
     150     *  ADTRAN, INC                           $     8,981
     179     *  ADVANCED FIBRE COMMUNICATIONS, INC          8,110
   4,538     *  AMERICAN TOWER SYSTEMS (CLASS A)          189,177
      63     *  AMPEX CORP (CLASS A)                          106
      68     *  ANCOR COMMUNICATIONS, INC                   2,432
     250     *  ANDREW CORP                                 8,390
      60     *  ANTEC CORP                                  2,493
      80     *  ASPECT TELECOMMUNICATIONS CORP              3,145
      61     *  C-COR.NET CORP                              1,647
   5,441     *  CIENA CORP                                906,946
      99     *  COMMSCOPE, INC                              4,059
     546     *  COMVERSE TECHNOLOGY, INC                   50,778
     169     *  DIGITAL MICROWAVE CORP                      6,443
     322     *  ECHOSTAR COMMUNICATIONS CORP (CLASS
                  A)                                       10,661
     156     *  ELOT, INC                                     292
      50     *  GLOBIX CORP                                 1,465
     220     *  HARMONIC, INC                               5,445
     121     *  INTERDIGITAL COMMUNICATIONS CORP            2,004
      50        INTER-TEL, INC                                803
      80     *  INTERVOICE-BRITE, INC                         525
      81     *  L-3 COMMUNICATIONS HOLDINGS, INC            4,622
   2,465        MOTOROLA, INC                              71,639
   5,200        NOKIA OYJ ADR                             259,675
     149     *  ONI SYSTEMS CORP                           17,463
     113     *  P-COM, INC                                    642
     150     *  POLYCOM, INC                               14,114
     100     *  POWERWAVE TECHNOLOGIES, INC                 4,400
   3,300     *  QUALCOMM, INC                             198,000
     548        SCIENTIFIC-ATLANTA, INC                    40,826
     100     *  SYCAMORE NETWORKS, INC                     11,037
      68     *  TEKELEC                                     3,276
   4,700     *  TELLABS, INC                              321,656
     100     *  TERAYON COMMUNICATION SYSTEMS, INC          6,423
      83     *  WEBLINK WIRELESS, INC                       1,099
     250     *  WESTELL TECHNOLOGIES, INC (CLASS A)         3,750
     112     *  WORLD ACCESS, INC                           1,239
                                                      -----------
                                                        2,268,696
                                                      -----------
COMPUTERS AND OFFICE EQUIPMENT -- 28.80%
     700     *  3COM CORP                                  40,337
      50     *  3DFX INTERACTIVE, INC                         389
     102     *  ACCLAIM ENTERTAINMENT, INC                    146
      64     *  ACTIVISION, INC                               416
      61     *  ACTUATE CORP                                3,255
     246     *  ACXIOM CORP                                 6,703
     184     *  ADAPTEC, INC                                4,186
     307        ADOBE SYSTEMS, INC                         39,910
     100     *  ADVANCED DIGITAL INFORMATION CORP           1,593
     100     *  ADVENT SOFTWARE, INC                        6,450
      76     *  AFFILIATED COMPUTER SERVICES, INC
                  (CLASS A)                                 2,512
   7,053     *  AMERICA ONLINE, INC                       372,045
     104     *  AMERICAN MANAGEMENT SYSTEMS, INC            3,414
      50        ANALYSTS INTERNATIONAL CORP                   465
     250     *  APEX, INC                                  10,937
     100     *  APPLE COMPUTER, INC                         5,237
      50     *  ASPEN TECHNOLOGY, INC                       1,925

 38  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                  VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
      50     *  AUSPEX SYSTEMS, INC                   $       246
     150        AUTODESK, INC                               5,203
   1,953        AUTOMATIC DATA PROCESSING, INC            104,607
      72     *  AVANT CORP                                  1,348
      61     *  AVT CORP                                      449
      50     *  AWARE, INC                                  2,556
      70     *  AXENT TECHNOLOGIES, INC                     1,736
     986     *  BEA SYSTEMS, INC                           48,745
     100     *  BELL & HOWELL CO                            2,425
      60     *  BEYOND.COM CORP                                80
      96     *  BILLING CONCEPTS CORP                         426
      83     *  BINDVIEW DEVELOPMENT CORP                     996
      68     *  BISYS GROUP, INC                            4,182
     350     *  BLACK BOX CORP                             27,710
   7,300     *  BMC SOFTWARE, INC                         266,335
     150     *  BRIO TECHNOLOGY, INC                        3,178
     514     *  BROADVISION, INC                           26,117
      69     *  CABLETRON SYSTEMS, INC                      1,742
     425     *  CADENCE DESIGN SYSTEMS, INC                 8,659
     127     *  CAMBRIDGE TECHNOLOGY PARTNERS, INC          1,107
      50     *  CCC INFORMATION SERVICES GROUP, INC           531
     101     *  C-CUBE MICROSYSTEMS, INC (NEW)              1,982
   6,715     *  CERIDIAN CORP                             161,579
      65     *  CERNER CORP                                 1,771
     112     *  CIBER, INC                                  1,484
  54,450     *  CISCO SYSTEMS, INC                      3,460,950
     500     *  CITRIX SYSTEMS, INC                         9,468
     108     *  CNET NETWORKS, INC                          2,652
  11,503        COMPAQ COMPUTER CORP                      294,045
     150     *  COMPLETE BUSINESS SOLUTIONS, INC            2,634
   1,235        COMPUTER ASSOCIATES INTERNATIONAL,
                  INC                                      63,216
      77     *  COMPUTER HORIZONS CORP                      1,034
     150     *  COMPUTER NETWORK TECHNOLOGY CORP            2,606
     431     *  COMPUTER SCIENCES CORP                     32,190
      50        COMPUTER TASK GROUP, INC                      253
   1,000     *  COMPUWARE CORP                             10,375
     129     *  CONCURRENT COMPUTER CORP                    1,693
     119     *  CSG SYSTEMS INTERNATIONAL, INC              6,671
      50     *  CYBERCASH, INC                                237
      75     *  DATA BROADCASTING CORP                        473
      50     *  DATASTREAM SYSTEMS, INC                       625
  17,900     *  DELL COMPUTER CORP                        882,693
      75     *  DENDRITE INTERNATIONAL, INC                 2,498
      63     *  DSP GROUP, INC                              3,528
     176     *  EARTHLINK, INC                              2,717
     250     *  ECHELON CORP                               14,484
      87     *  ECLIPSYS CORP                                 652
     157     *  ELECTRONIC ARTS, INC                       11,451
   3,653        ELECTRONIC DATA SYSTEMS CORP              150,686
     122     *  ELECTRONICS FOR IMAGING, INC                3,088
      99     *  ELOYALTY CORP                               1,262
  23,756     *  EMC CORP                                1,827,727
      81     *  EMULEX CORP                                 5,320
     150     *  ENTRUST TECHNOLOGIES, INC                  12,412
     101     *  EPICOR SOFTWARE CORP                          252

 SHARES                                                  VALUE
      61     *  EPRESENCE, INC                        $       442
     100     *  EXCHANGE APPLICATIONS, INC                  2,662
     443     *  EXCITE AT HOME                              9,192
     650     *  EXTREME NETWORKS, INC                      68,575
     150        FACTSET RESEARCH SYSTEMS, INC               4,237
      76     *  FILENET CORP                                1,396
     345        FIRST DATA CORP                            17,120
     405     *  FISERV, INC                                17,516
      61     *  FISHER SCIENTIFIC INTERNATIONAL, INC        1,509
     200     *  FOUNDRY NETWORKS, INC                      22,100
     473     *  GATEWAY, INC                               26,842
     126     *  GO.COM                                      1,504
     250     *  GO2NET, INC                                12,578
     150     *  GTECH HOLDINGS CORP                         3,403
     280     *  HANDSPRING, INC                             7,560
     150     *  HEALTHEON/WEBMD CORP                        2,221
   3,047        HEWLETT-PACKARD CO                        380,494
      61     *  HNC SOFTWARE, INC                           3,766
      80     *  HYPERION SOLUTIONS CORP                     2,595
     321     *  I2 TECHNOLOGIES, INC                       33,469
      87     *  IGATE CAPITAL CORP                          1,196
      50     *  IMRGLOBAL CORP                                653
     865        IMS HEALTH, INC                            15,570
      72     *  INFOCURE CORP                                 405
      12     *  INFOGRAMES, INC                                97
     700     *  INFORMIX CORP                               5,206
     336     *  INFOSPACE.COM, INC                         18,564
      50     *  INFOUSA, INC                                  325
      73     *  INGRAM MICRO, INC (CLASS A)                 1,272
     277     *  INKTOMI CORP                               32,755
  10,781        INTERNATIONAL BUSINESS MACHINES CORP    1,181,193
     421     *  INTUIT, INC                                17,418
     670     *  IOMEGA CORP                                 2,680
      63     *  ISS GROUP, INC                              6,220
      50     *  IVILLAGE, INC                                 421
      75     *  J.D. EDWARDS & CO                           1,129
     100        JACK HENRY & ASSOCIATES, INC                5,012
     240     *  KEANE, INC                                  5,190
     118     *  LANIER WORLDWIDE, INC                         118
      85     *  LEARN2.COM, INC                               167
     187     *  LEGATO SYSTEMS, INC                         2,828
     417     *  LEXMARK INTERNATIONAL GROUP (CLASS
                  A)                                       28,043
      60     *  LHS GROUP, INC                              2,070
     296     *  LYCOS, INC                                 15,984
     106     *  MACROMEDIA, INC                            10,248
     100     *  MACROVISION CORP                            6,392
      50     *  MAPICS, INC                                   287
     169     *  MAXTOR CORP                                 1,785
      89     *  MEDQUIST, INC                               3,026
      62     *  MENTOR GRAPHICS CORP                        1,232
     150     *  MERCURY COMPUTER SYSTEMS, INC               4,846
     191     *  MERCURY INTERACTIVE CORP                   18,479
     250     *  MICROMUSE, INC                             41,371
      75     *  MICRON ELECTRONICS, INC                       937
     150     *  MICROS SYSTEMS, INC                         2,784

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   39

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                  VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
  29,800     *  MICROSOFT CORP                        $ 2,384,000
     192     *  MICROSTRATEGY, INC                          5,760
      66     *  MIDWAY GAMES, INC                             532
      76     *  MTI TECHNOLOGY CORP                           608
      80        NATIONAL COMPUTER SYSTEMS, INC              3,940
      73        NATIONAL DATA CORP                          1,679
      60     *  NATIONAL INSTRUMENTS CORP                   2,617
     854     *  NETWORK APPLIANCE, INC                     68,747
     189     *  NETWORKS ASSOCIATES, INC                    3,850
      60     *  NEW ERA OF NETWORKS, INC                    2,550
   1,000     *  NOVELL, INC                                 9,250
      50     *  ONEMAIN.COM, INC                              562
      84     *  OPEN MARKET, INC                            1,160
  30,900     *  ORACLE CORP                             2,597,531
     800     *  PARAMETRIC TECHNOLOGY CORP                  8,800
      60     *  PATTERSON DENTAL CO                         3,060
   1,000        PAYCHEX, INC                               42,000
     600     *  PEOPLESOFT, INC                            10,050
      69     *  PER SE TECHNOLOGIES, INC                      646
     300     *  PEREGRINE SYSTEMS, INC                     10,406
     228     *  PEROT SYSTEMS CORP (CLASS A)                2,508
     723        PITNEY BOWES, INC                          28,920
      88     *  POLICY MANAGEMENT SYSTEMS CORP              1,353
      76     *  PRICELINE.COM, INC                          2,886
      77     *  PROGRESS SOFTWARE CORP                      1,381
      50     *  PROXYMED, INC                                  84
     402     *  PSINET, INC                                10,100
     158     *  PSS WORLD MEDICAL, INC                      1,061
      50     *  PUBLICARD, INC                                164
      50     *  QUADRAMED CORP                                125
      50     *  QUANTUM CORP-DLT & STORAGE SYSTEMS
                  GROUP                                       484
     126     *  QUANTUM CORP-HARD DISK DRIVE GROUP          1,393
      76     *  RARE MEDIUM GROUP, INC                      1,201
     320     *  RATIONAL SOFTWARE CORP                     29,740
     160     *  REALNETWORKS, INC                           8,090
      63     *  REMEDY CORP                                 3,512
      90     *  RSA SECURITY, INC                           6,232
     550        SABRE HOLDINGS CORP                        15,675
      71     *  SAGA SYSTEMS, INC                             883
     122     *  SANDISK CORP                                7,464
      50     *  SANTA CRUZ OPERATION, INC                     318
      66     *  SAPIENT CORP                                7,057
     152     *  SEAGATE TECHNOLOGY, INC                     8,360
     100        SEI INVESTMENTS CO                          3,981
     150        SHARED MEDICAL SYSTEMS CORP                10,940
   2,140     *  SIEBEL SYSTEMS, INC                       350,023
      50     *  SOFTNET SYSTEMS, INC                          481
      50     *  SPORTSLINE.COM, INC                           853
     150     *  SPYGLASS, INC                               4,696
      83     *  STRUCTURAL DYNAMICS RESEARCH CORP           1,250
  12,000     *  SUN MICROSYSTEMS, INC                   1,091,250
     276     *  SUNGARD DATA SYSTEMS, INC                   8,556
      61     *  SVI HOLDINGS, INC                             312
     150     *  SYKES ENTERPRISES, INC                      1,931
     110     *  SYMANTEC CORP                               5,933

 SHARES                                                  VALUE
     430        SYMBOL TECHNOLOGIES, INC              $    23,220
     245     *  SYNOPSYS, INC                               8,467
      80     *  SYSTEMS & COMPUTER TECHNOLOGY CORP          1,600
     150     *  TECH DATA CORP                              6,534
     107     *  TECHNOLOGY SOLUTIONS CO                       662
      50     *  THQ, INC                                      609
      93        TOTAL SYSTEM SERVICES, INC                  1,476
      81     *  TRANSACTION SYSTEMS ARCHITECTS, INC         1,387
      99     *  TYLER TECHNOLOGIES, INC                       253
     294     *  ULTICOM, INC                                7,060
     970     *  UNISYS CORP                                14,125
     100     *  USINTERNETWORKING, INC                      2,043
     169     *  VERIO, INC                                  9,376
     398     *  VERISIGN, INC                              70,247
   4,350     *  VERITAS SOFTWARE CORP                     491,617
      77     *  VERITY, INC                                 2,926
     180     *  VIGNETTE CORP                               9,362
      62     *  VISUAL NETWORKS, INC                        1,767
      67     *  WAVE SYSTEMS CORP (CLASS A)                 1,059
     159     *  WESTERN DIGITAL CORP                          795
     231     *  WIND RIVER SYSTEMS, INC                     8,749
      66     *  XIRCOM, INC                                 3,135
   1,500     *  YAHOO, INC                                185,812
      61     *  ZEBRA TECHNOLOGIES CORP                     2,703
                                                      -----------
                                                       17,670,019
                                                      -----------
ELECTRONICS AND OTHER TECHNOLOGY -- 0.64%
     515     *  BEST BUY CO, INC                           32,573
     473        CIRCUIT CITY STORES-CIRCUIT CITY
                  GROUP                                    15,697
      50     *  GUITAR CENTER, INC                            525
      75     *  MUSICLAND STORES CORP                         557
   7,280        RADIOSHACK CORP                           344,890
     150     *  TRANS WORLD ENTERTAINMENT CORP              1,818
                                                      -----------
                                                          396,060
                                                      -----------
INSTRUMENTS AND RELATED PRODUCTS -- 0.16%
      70     *  CYMER, INC                                  3,342
     100     *  PINNACLE SYSTEMS, INC                       2,248
     150     *  TRIMBLE NAVIGATION LTD                      7,321
   4,050        XEROX CORP                                 84,037
                                                      -----------
                                                           96,948
                                                      -----------
                TOTAL TECHNOLOGY                       20,431,723
                                                      -----------
TRANSPORTATION -- 2.24%
AEROSPACE AND DEFENSE -- 0.02%
     230        GENERAL DYNAMICS CORP                      12,017
      77        NEWPORT NEWS SHIPBUILDING, INC              2,829
      67     *  ORBITAL SCIENCES CORP                         816
                                                      -----------
                                                           15,662
                                                      -----------
AIR TRANSPORTATION -- 0.62%
     114     *  AIRTRAN HOLDINGS, INC                         473
      50     *  BE AEROSPACE, INC                             343
     258        BOEING CO                                  10,787
      50        SKYWEST, INC                                1,853
   6,282        UNITED TECHNOLOGIES CORP                  369,852
                                                      -----------
                                                          383,308
                                                      -----------

 40  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                  VALUE
AUTOS, TIRES AND RETATED PRODUCTS -- 1.31%
     431     *  AUTONATION, INC                       $     3,043
     109     *  AUTOZONE, INC                               2,398
      91     *  COPART, INC                                 1,456
      50     *  CSK AUTO CORP                                 378
     336        DANAHER CORP                               16,611
      50     *  DELCO REMY INTERNATIONAL , INC
                  (CLASS A)                                   415
     115        FEDERAL SIGNAL CORP                         1,897
   4,057     *  GENERAL MOTORS CORP (CLASS H)             356,001
     182     *  GENTEX CORP                                 4,572
   6,352        HARLEY DAVIDSON, INC                      244,552
      50     *  HAYES LEMMERZ INTERNATIONAL, INC              603
   4,759        HONEYWELL INTERNATIONAL, INC              160,318
      50        MIDAS, INC                                  1,000
      50     *  MILLER INDUSTRIES, INC                         90
      50     *  MONACO COACH CORP                             681
      85     *  O'REILLY AUTOMOTIVE, INC                    1,179
      63     *  SPX CORP                                    7,619
                                                      -----------
                                                          802,813
                                                      -----------
RAILROADS -- 0.04%
     275        KANSAS CITY SOUTHERN INDUSTRIES, INC       24,389
                                                      -----------
TRUCKING AND RELATED SERVICES -- 0.04%
      90        C.H. ROBINSON WORLDWIDE, INC                4,455
     120        EXPEDITORS INTERNATIONAL OF
                  WASHINGTON, INC                           5,700
     119        GALILEO INTERNATIONAL, INC                  2,484
      82     *  IRON MOUNTAIN, INC                          2,788
     150        POLARIS INDUSTRIES, INC                     4,800
      93     *  SWIFT TRANSPORTATION CO, INC                1,302
                                                      -----------
                                                           21,529
                                                      -----------
WATER TRANSPORTATION -- 0.21%
   6,400        CARNIVAL CORP (CLASS A)                   124,800
     150     *  KIRBY CORP                                  3,187
                                                      -----------
                                                          127,987
                                                      -----------
                TOTAL TRANSPORTATION                    1,375,688
                                                      -----------
UTILITES -- 7.10%
TELEPHONE -- 6.87%
      60     *  ADVANCED RADIO TELECOM CORP                   877
     342     *  ALLEGIANCE TELECOM, INC                    21,888
     377        ALLTEL CORP                                23,350
  26,278     *  AT & T CORP - LIBERTY MEDIA GROUP
                  (CLASS A)                               637,241
   3,142        BROADWING, INC                             81,495
      82     *  CAPROCK COMMUNICATIONS CORP                 1,599
      50     *  COM21, INC                                  1,250
     295     *  COVAD COMMUNICATIONS GROUP, INC             4,756
     127     *  E.SPIRE COMMUNICATIONS, INC                   857
  21,600        ERICSSON TELEFON (LM) SERIES B ADR        432,000
   1,300     *  EXODUS COMMUNICATIONS, INC                 59,881
     100     *  GLOBAL CROSSING LTD                         2,631

 SHARES                                                  VALUE
     647        GLOBAL TELESYSTEMS, INC               $     7,804
     118     *  ICG COMMUNICATIONS, INC                     2,603
     250     *  IDT CORP                                    8,484
     120     *  INTERMEDIA COMMUNICATIONS, INC              3,570
      50     *  INTERNATIONAL FIBERCOM, INC                 1,275
     120     *  ITC DELTACOM, INC                           2,677
     150     *  LEAP WIRELESS INTERNATIONAL, INC            7,050
     900     *  LEVEL 3 COMMUNICATIONS, INC                79,200
     114     *  LIBERTY DIGITAL, INC (CLASS A)              3,420
  23,718        LUCENT TECHNOLOGIES, INC                1,405,291
   1,213     *  MCLEODUSA, INC (CLASS A)                   25,093
     415     *  MEDIA ONE GROUP, INC                       27,677
     636     *  METROMEDIA FIBER NETWORK, INC (CLASS
                  A)                                       25,241
     250     *  MGC COMMUNICATIONS, INC                    14,984
      50     *  MOTIENT CORP                                  784
   3,500     *  NEXTEL COMMUNICATIONS, INC (CLASS A)      214,156
     691     *  NEXTLINK COMMUNICATIONS, INC               26,214
     427     *  NTL, INC                                   25,566
     212     *  PAGING NETWORK, INC                           152
      62     *  POWERTEL, INC                               4,398
      71     *  PRIMUS TELECOMMUNICATIONS GROUP, INC        1,766
      87     *  PTEK HOLDINGS, INC                            282
     403     *  QWEST COMMUNICATIONS INTERNATIONAL,
                  INC                                      20,024
   1,402     *  RCN CORP                                   35,575
     138     *  RHYTHMS NETCONNECTIONS, INC                 1,733
   5,554        SBC COMMUNICATIONS, INC                   240,210
      76     *  SPRINT CORP (PCS GROUP)                     4,522
      90     *  STAR TELECOMMUNICATIONS, INC                  227
      92     *  TALK.COM, INC                                 534
     150     *  TELIGENT, INC                               3,543
     745        U.S. WEST, INC                             63,883
   3,200     *  VIATEL, INC                                91,400
     310     *  VOICESTREAM WIRELESS CORP                  36,052
     113     *  WESTERN WIRELESS CORP (CLASS A)             6,158
      73     *  WINSTAR COMMUNICATIONS, INC                 2,472
  12,100     *  WORLDCOM, INC                             555,087
                                                      -----------
                                                        4,216,932
                                                      -----------
ELECTRIC, GAS AND OTHER -- 0.23%
     916     *  AES CORP                                   41,792
     341     *  ALLIED WASTE INDUSTRIES, INC                3,410
     222     *  CALPINE CORP                               14,596
     171     *  NEWPARK RESOURCES, INC                      1,613
      50        OGDEN CORP                                    450
      92     *  REPUBLIC SERVICES, INC (CLASS A)            1,472
      52     *  SOUTHERN UNION CO                             822
   1,839        WASTE MANAGEMENT, INC                      34,941
   1,032        WILLIAMS COS, INC                          42,991
                                                      -----------
                                                          142,087
                                                      -----------
                TOTAL UTILITIES                         4,359,019
                                                      -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   41

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     PRINCIPAL                           VALUE
TOTAL COMMON STOCK
(Cost $58,777,946)                                    $60,591,281
                                                      -----------
SHORT TERM INVESTMENT -- 1.01%
U.S. GOVERNMENT AND AGENCY -- 1.01%
                FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
$622,000          6.570%, 07/03/00                        621,773
                                                      -----------
TOTAL SHORT TERM INVESTMENT
(Cost $621,773)                                           621,773
                                                      -----------
TOTAL PORTFOLIO -- 99.76%
(Cost $59,399,719)                                     61,213,054
OTHER ASSETS & LIABILITIES, NET -- 0.24%                  144,000
                                                      -----------
NET ASSETS -- 100.00%                                 $61,357,054
                                                      ===========

---------------
* Non-income producing
b In bankruptcy

 42  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

                      STATEMENT OF INVESTMENTS (Unaudited)

                                 June 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SHARES                            VALUE
COMMON STOCK -- 99.10%
BASIC INDUSTRIES -- 4.07%
CHEMICALS AND PLASTIC -- 2.76%
      532        AIR PRODUCTS & CHEMICALS, INC       $    16,392
      133        ALBERTO CULVER CO (CLASS B)               4,064
    3,747        AVON PRODUCTS, INC                      166,741
      543        CLOROX CO                                24,333
    5,551        COLGATE PALMOLIVE CO                    332,366
    5,926        DOW CHEMICAL CO                         178,891
    6,901        DU PONT (E.I.) DE NEMOURS & CO          301,918
      182        EASTMAN CHEMICAL CO                       8,690
      306        ECOLAB, INC                              11,953
       69     *  FMC CORP                                  4,002
      167     *  GRACE W.R. & CO                           2,024
      135        GREAT LAKES CHEMICAL CORP                 4,252
      243        HERCULES, INC                             3,417
      699        ILLINOIS TOOL WORKS, INC                 39,843
      242        INTERNATIONAL FLAVORS &
                   FRAGRANCES, INC                         7,305
      393     *  PACTIV CORP                               3,094
    3,113        PHARMACIA CORP                          160,903
      367        PRAXAIR, INC                             13,739
    3,757        PROCTER & GAMBLE CO                     215,088
      507        ROHM & HAAS CO                           17,491
      194     *  SEALED AIR CORP                          10,160
      121        TUPPERWARE CORP                           2,662
      308        UNION CARBIDE CORP                       15,246
                                                     -----------
                                                       1,544,574
                                                     -----------
STEEL AND OTHER METALS -- 0.31%
      517        ALCAN ALUMINIUM CO LTD (U.S.)            16,027
    2,116        ALCOA, INC                               61,364
      219        ALLEGHENY TECHNOLOGIES, INC               3,942
       39        ARCH COAL, INC                              299
      935        BARRICK GOLD CORP (U.S.)                 17,005
      315     *  BETHLEHEM STEEL CORP                      1,122
      151        CRANE CO                                  3,671
      317        CROWN CORK & SEAL CO, INC                 4,755
      296        ENGELHARD CORP                            5,050
      391     *  FREEPORT-MCMORAN COPPER & GOLD,
                   INC (CLASS B)                           3,616
      631        HOMESTAKE MINING CO                       4,338
      456     *  INCO LTD CO (U.S.)                        7,011
      393        NEWMONT MINING CORP                       8,498
      207        NUCOR CORP                                6,869
      261        PARKER-HANNIFIN CORP                      8,939
      186        PHELPS DODGE CORP                         6,916
      782        PLACER DOME, INC (U.S.)                   7,477
      202        USX-US STEEL GROUP, INC                   3,749
      222        WORTHINGTON INDUSTRIES, INC               2,331
                                                     -----------
                                                         172,979
                                                     -----------
PAPER AND FOREST PRODUCTS -- 1.00%
      262        AVERY DENNISON CORP                      17,586
      122        BEMIS, INC                                4,102
      128        BOISE CASCADE CORP                        3,312
    6,611        FORT JAMES CORP                         152,879

 SHARES                                                 VALUE
      388        GEORGIA-PACIFIC CORP (PACKING
                   GROUP)                            $    10,185
    1,211        INTERNATIONAL PAPER CO                   36,102
    1,363        KIMBERLY-CLARK CORP                      78,202
      229        LOUISIANA PACIFIC CORP                    2,490
      234        MEAD CORP                                 5,908
       70        POTLATCH CORP                             2,318
    8,849     *  SMURFIT-STONE CONTAINER CORP            113,930
      126        TEMPLE-INLAND, INC                        5,292
      234        WESTVACO CORP                             5,806
    2,641        WEYERHAEUSER CO                         113,563
      260        WILLAMETTE INDUSTRIES, INC                7,085
                                                     -----------
                                                         558,760
                                                     -----------
                 TOTAL BASIC INDUSTRIES                2,276,313
                                                     -----------
BUSINESS SERVICES -- 0.21%
ADVERTISING AND OTHER SERVICES -- 0.21%
      223        BLOCK (H&R), INC                          7,219
    1,663     *  CENDANT CORP                             23,282
      384        DUN & BRADSTREET CORP                    10,992
      659        INTERPUBLIC GROUP OF COS, INC            28,337
      417        OMNICOM GROUP, INC                       37,139
      266     *  QUINTILES TRANSNATIONAL CORP              3,757
      161        YOUNG & RUBICAM, INC                      9,207
                                                     -----------
                 TOTAL BUSINESS SERVICES                 119,933
                                                     -----------
CONSTRUCTION AND REAL ESTATE -- 2.13%
BUILDING MATERIALS -- 1.64%
      631        CORNING, INC                            170,291
   10,014        HOME DEPOT, INC                         500,074
    4,439        LOWE'S COS, INC                         182,276
    1,035        MASCO CORP                               18,694
      126        OWENS CORNING CO                          1,165
      358     *  OWENS ILLINOIS, INC                       4,184
      408        PPG INDUSTRIES, INC                      18,079
      480        SHERWIN-WILLIAMS CO                      10,170
      236        VULCAN MATERIALS CO                      10,074
                                                     -----------
                                                         915,007
                                                     -----------
CONSTRUCTION -- 0.49%
      124        CENTEX CORP                               2,914
      173        FLUOR CORP                                5,471
      103        KAUFMAN & BROAD HOME CORP                 2,040
      122        MCDERMOTT INTERNATIONAL, INC              1,075
   10,123        NEWELL RUBBERMAID, INC                  260,667
       90        PULTE CORP                                1,946
                                                     -----------
                                                         274,113
                                                     -----------
                 TOTAL CONSTRUCTION AND REAL ESTATE    1,189,120
                                                     -----------
CONSUMER DURABLE -- 9.09%
HOME APPLIANCES AND FURNISHINGS -- 8.63%
      349     *  ADVANCED MICRO DEVICES, INC              26,960
      500     *  ALTERA CORP                              50,968
      500     *  AMERICAN POWER CONVERSION CORP           20,406
      818     *  ANALOG DEVICES, INC                      62,168
    1,322     *  APPLIED MICRO CIRCUITS CORP             130,547
      328     *  BED BATH & BEYOND, INC                   11,890
      559     *  CONEXANT SYSTEMS, INC                    27,181
    6,486        GILLETTE CO                             226,604

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   43

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
HOME APPLIANCES AND FURNISHINGS -- (CONTINUED)
   14,992        INTEL CORP                          $ 2,004,243
    1,190     *  JDS UNIPHASE CORP                       142,651
      455        LEGGETT & PLATT, INC                      7,507
      700        LINEAR TECHNOLOGY CO                     44,756
    7,331     *  LSI LOGIC CORP                          396,790
      600     *  MAXIM INTEGRATED PRODUCTS, INC           40,762
      188        MAYTAG CO                                 6,932
    1,360     *  MICRON TECHNOLOGY, INC                  119,765
       58     *  MIPS TECHNOLOGIES, INC (CLASS B)          2,233
      453        MOLEX, INC                               21,800
      404     *  NATIONAL SEMICONDUCTOR CORP              22,927
      700     *  PMC-SIERRA, INC                         124,381
      900     *  SAMSUNG ELECTRONICS CORP                176,400
    4,332     *  SANMINA CORP                            370,386
    3,978     *  SCG HOLDING CORP                         87,018
      132        SNAP-ON, INC                              3,514
    8,456     *  SOLECTRON CORP                          354,095
      206        STANLEY WORKS CO                          4,892
    3,938        TEXAS INSTRUMENTS, INC                  270,491
      168        WHIRLPOOL CORP                            7,833
      747     *  XILINX, INC                              61,674
                                                     -----------
                                                       4,827,774
                                                     -----------
TEXTILE APPAREL AND ACCESSORIES -- 0.46%
    1,997        GAP, INC                                 62,406
    4,638     *  JONES APPAREL GROUP, INC                108,993
    1,016        LIMITED, INC                             21,971
      151        LIZ CLAIBORNE, INC                        5,322
      679        NIKE, INC (CLASS B)                      27,032
      332        NORDSTROM, INC                            8,009
      155     *  REEBOK INTERNATIONAL LTD                  2,470
      110        RUSSELL CORP                              2,200
      724        TJX COS, INC                             13,575
      321        V.F. CORP                                 7,643
                                                     -----------
                                                         259,621
                                                     -----------
                 TOTAL CONSUMER DURABLE                5,087,395
                                                     -----------
ENERGY -- 6.47%
OIL, GAS AND OTHER ENERGY SERVICES -- 6.47%
      215        AMERADA HESS CORP                        13,276
      303        ANADARKO PETROLEUM CORP                  14,941
    2,327        APACHE CORP                             136,856
      162        ASHLAND, INC                              5,680
    4,479        BURLINGTON RESOURCES, INC               171,321
    1,525        CHEVRON CORP                            129,339
    5,447        CONOCO, INC (CLASS B)                   133,791
   15,500        CONSOL ENERGY, INC                      234,437
    4,254        ENRON CORP                              274,383
   18,183        EXXON MOBIL CORP                      1,427,365
    1,024        HALLIBURTON CO                           48,320
      223        KERR-MCGEE CORP                          13,143
      878        OCCIDENTAL PETROLEUM CORP                18,492
      605        PHILLIPS PETROLEUM CO                    30,665
      213     *  ROWAN COS, INC                            6,469
    9,299        ROYAL DUTCH PETROLEUM CO (NY REGD)
                   ADR                                   572,469

 SHARES                                                 VALUE
    1,377        SCHLUMBERGER LTD                    $   102,758
      186        SUNOCO, INC                               5,475
    1,274        TEXACO, INC                              67,840
      333        TOSCO CORP                                9,428
      820        TOTAL FINA ELF S.A                      126,238
      477        TRANSOCEAN SEDCO FOREX, INC              25,489
      609        UNION PACIFIC RESOURCES GROUP, INC       13,398
      564        UNOCAL CORP                              18,682
      799        USX-MARATHON GROUP, INC                  20,024
                                                     -----------
                 TOTAL ENERGY                          3,620,279
                                                     -----------
FINANCE -- 11.76%
BANKS, SAVINGS AND LOANS -- 5.77%
      921        AMSOUTH BANCORP                          14,505
   10,327        BANK OF AMERICA CORP                    444,061
    1,722        BANK OF NEW YORK CO, INC                 80,073
    2,760        BANK ONE CORP                            73,312
      825        BB&T CORP                                19,696
    8,224        CHASE MANHATTAN CORP                    378,818
   12,875        CITIGROUP, INC                          775,718
      370        COMERICA, INC                            16,603
      727        FIFTH THIRD BANCORP                      45,982
    2,397        FIRST UNION CORP                         59,475
   13,516        FIRSTAR CORP                            284,680
    6,534        FLEETBOSTON FINANCIAL CORP              222,156
      458        GOLDEN WEST FINANCIAL CORP               18,692
      551        HUNTINGTON BANCSHARES, INC                8,712
      949        KEYCORP                                  16,726
    1,957        MBNA CORP                                53,083
    4,535        MELLON FINANCIAL CORP                   165,244
      402        MORGAN (J.P.) & CO, INC                  44,270
    1,542        NATIONAL CITY CORP                       26,310
      523        NORTHERN TRUST CORP                      34,027
      302        OLD KENT FINANCIAL CORP                   8,078
      690        PNC FINANCIAL SERVICES GROUP, INC        32,343
      325        PROVIDIAN FINANCIAL CORP                 29,250
      421        REGIONS FINANCIAL CORP                    8,367
      400        SOUTHTRUST CORP                           9,050
      374        STATE STREET CORP                        39,667
      516        SUMMIT BANCORP                           12,706
      754        SUNTRUST BANKS, INC                      34,448
      681        SYNOVUS FINANCIAL CORP                   12,002
    1,694        U.S. BANCORP                             32,609
      339        UNION PLANTERS CORP                       9,470
      479        WACHOVIA CORP                            25,985
    1,310        WASHINGTON MUTUAL, INC                   37,826
    3,923        WELLS FARGO CO                          152,016
                                                     -----------
                                                       3,225,960
                                                     -----------
CREDIT AND OTHER FINANCE -- 1.30%
    3,208        AMERICAN EXPRESS CO                     167,217
    4,804        ASSOCIATES FIRST CAPITAL CORP           107,189
      453        CAPITAL ONE FINANCIAL CORP               20,215
      254        COUNTRYWIDE CREDIT INDUSTRIES, INC        7,699
      329        EQUIFAX, INC                              8,636
    2,381        FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION                           124,258
    1,616        FREDDIE MAC                              65,448

 44  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
CREDIT AND OTHER FINANCE -- (CONTINUED)
    1,086        HOUSEHOLD INTERNATIONAL, INC        $    45,136
    7,980     *  METROPOLITAN LIFE INSURANCE CO          168,078
      368        SLM HOLDINGS CORP                        13,777
                                                     -----------
                                                         727,653
                                                     -----------
INSURANCE -- 3.32%
    5,668        ACE LTD                                 158,704
      339        AETNA, INC                               21,759
      612        AFLAC, INC                               28,113
    1,845        ALLSTATE CORP                            41,051
      567        AMERICAN GENERAL CORP                    34,587
    6,723        AMERICAN INTERNATIONAL GROUP, INC       789,952
      588        AON CORP                                 18,264
      403        CHUBB CORP                               24,784
      426        CIGNA CORP                               39,831
      385        CINCINNATI FINANCIAL CORP                12,103
      735        CONSECO, INC                              7,166
      507        HARTFORD FINANCIAL SERVICES GROUP,
                   INC                                    28,360
      411     *  HUMANA, INC                               2,003
      242        JEFFERSON-PILOT CORP                     13,657
    8,386     *  JOHN HANCOCK FINANCIAL SERVICES,
                   INC                                   198,643
      442        LINCOLN NATIONAL CORP                    15,967
      247        LOEWS CORP                               14,820
    8,100        MANULIFE FINANCIAL CORP                 144,281
      619        MARSH & MCLENNAN COS, INC                64,646
      228        MBIA, INC                                10,986
      241        MGIC INVESTMENT CORP                     10,965
      169        PROGRESSIVE CORP                         12,506
      294        SAFECO CORP                               5,843
      520        ST. PAUL COS, INC                        17,745
      291        TORCHMARK CORP                            7,184
      404        UNITEDHEALTH GROUP, INC                  34,643
      537        UNUMPROVIDENT CORP                       10,773
      156     *  WELLPOINT HEALTH NETWORKS, INC           11,300
    1,468        XL CAPITAL LTD                           79,455
                                                     -----------
                                                       1,860,091
                                                     -----------
SECURITIES AND COMMODITIES -- 1.37%
      274        BEAR STEARNS COS, INC                    11,405
      584        FRANKLIN RESOURCES, INC                  17,739
      276        LEHMAN BROTHERS HOLDINGS, INC            26,099
      857        MERRILL LYNCH & CO, INC                  98,555
    5,713        MORGAN STANLEY DEAN WITTER & CO         475,607
      328        PAINE WEBBER GROUP, INC                  14,924
      280        PRICE (T. ROWE) ASSOCIATES, INC          11,900
    3,254        SCHWAB (CHARLES) CORP                   109,415
                                                     -----------
                                                         765,644
                                                     -----------
                 TOTAL FINANCE                         6,579,348
                                                     -----------
FOODS AND RELATED -- 3.81%
BEVERAGES, OTHER FOOD PRODUCTS -- 3.53%
    1,001        ALBERTSONS, INC                          33,283
    3,352        ANHEUSER-BUSCH COS, INC                 250,352
    1,408        ARCHER DANIELS MIDLAND CO                13,816
      646        BESTFOODS, INC                           44,735
      147        BROWN FORMAN, INC (CLASS B)               7,901

 SHARES                                                 VALUE
      993        CAMPBELL SOUP CO                    $    28,921
    5,937        COCA COLA CO                            341,006
      988        COCA COLA ENTERPRISES, INC               16,116
    1,137        CONAGRA, INC                             21,674
       69        COORS (ADOLPH) CO (CLASS B)               4,174
      297        DARDEN RESTAURANTS, INC                   4,826
      379        FORTUNE BRANDS, INC                       8,740
      703        GENERAL MILLS, INC                       26,889
      104        GREAT ATLANTIC & PACIFIC TEA CO,
                   INC                                     1,729
      827        HEINZ (H.J.) CO                          36,181
      317        HERSHEY FOODS CORP                       15,374
      943        KELLOGG CO                               28,054
    1,948     *  KROGER CO                                42,977
    3,235        MCDONALD'S CORP                         106,552
    7,703        NABISCO GROUP HOLDINGS                  199,796
    9,379        PEPSICO, INC                            416,779
      312        QUAKER OATS CO                           23,439
      703        RALSTON PURINA CO                        14,016
    1,190     *  SAFEWAY, INC                             53,698
    1,947        SARA LEE CORP                            37,601
      990        SEAGRAMS CO LTD (U.S.)                   57,420
      318        SUPERVALU, INC                            6,061
      764        SYSCO CORP                               32,183
      354     *  TRICON GLOBAL RESTAURANTS, INC           10,000
    1,426        UNILEVER NV (NEW YORK SHS)               61,318
      264        WENDY'S INTERNATIONAL, INC                4,702
      268        WINN DIXIE STORES, INC                    3,835
      269        WRIGLEY (WM) JR CO                       21,570
                                                     -----------
                                                       1,975,718
                                                     -----------
TOBACCO -- 0.28%
    5,613        PHILIP MORRIS COS, INC                  149,095
      409        UST, INC                                  6,007
                                                     -----------
                                                         155,102
                                                     -----------
                 TOTAL FOODS AND RELATED               2,130,820
                                                     -----------
HEALTH -- 13.14%
DRUGS AND PHARMACEUTICALS -- 11.00%
    3,672        ABBOTT LABORATORIES CO                  163,633
      307        ALLERGAN, INC                            22,871
      234     *  ALZA CORP                                13,835
    9,202        AMERICAN HOME PRODUCTS CORP             540,617
    6,593     *  AMGEN, INC                              463,158
      348     *  BIOGEN, INC                              22,446
    8,360        BRISTOL MYERS SQUIBB CO                 486,970
    5,142        CARDINAL HEALTH, INC                    380,508
    7,798        CVS CORP                                311,920
    3,726        GLAXO WELLCOME PLC                      108,697
    3,331        JOHNSON & JOHNSON CO                    339,345
    4,450        LILLY (ELI) & CO                        444,443
       98        LONGS DRUG STORES CORP                    2,131
   11,658        LYONDELL CHEMICAL CO                    195,271
      166        MALLINCKRODT, INC                         7,210
      653        MCKESSON HBOC, INC                       13,672
      300     *  MEDIMMUNE, INC                           22,200
   11,131        MERCK & CO, INC                         852,912
   27,813        PFIZER, INC                           1,335,024

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   45

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
DRUGS AND PHARMACEUTICALS -- (CONTINUED)
      496        RITE AID CORP                       $     3,255
    6,490        SCHERING-PLOUGH CORP                    327,745
      240        SIGMA ALDRICH CORP                        7,020
    2,448        WALGREEN CO                              78,795
      223     *  WATSON PHARMACEUTICALS, INC              11,986
                                                     -----------
                                                       6,155,664
                                                     -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 1.38%
    1,065     *  AGILENT TECHNOLOGIES, INC                78,543
      118        BARD (C.R.), INC                          5,678
      132        BAUSCH & LOMB, INC                       10,213
    4,500        BAXTER INTERNATIONAL, INC               316,406
      581        BECTON DICKINSON & CO                    16,667
      261        BIOMET, INC                              10,032
      961     *  BOSTON SCIENTIFIC CORP                   21,081
      136     *  EDWARDS LIFESCIENCES CORP                 2,516
      713     *  GUIDANT CORP                             35,293
      198        JOHNSON CONTROLS, INC                    10,159
      414     *  KLA-TENCOR CORP                          24,244
    2,876        MEDTRONIC, INC                          143,260
      102        MILLIPORE CORP                            7,688
      477        PE CORP-PE BIOSYSTEMS GROUP              31,422
      112        PERKINELMER, INC                          7,406
      194     *  ST. JUDE MEDICAL, INC                     8,899
      107        TEKTRONIX, INC                            7,918
      395     *  TERADYNE, INC                            29,032
      365     *  THERMO ELECTRON CORP                      7,687
                                                     -----------
                                                         774,144
                                                     -----------
MEDICAL FACILITIES MANAGEMENT -- 0.76%
    1,347        COLUMBIA/HCA HEALTHCARE CORP             40,915
    9,178     *  HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW)                       119,887
      916     *  HEALTHSOUTH CORP                          6,583
      264     *  MANOR CARE, INC                           1,848
    9,466        TENET HEALTHCARE CORP                   255,582
                                                     -----------
                                                         424,815
                                                     -----------
                 TOTAL HEALTH                          7,354,623
                                                     -----------
INDUSTRIAL MACHINERY -- 6.55%
ELECTRICAL -- 4.22%
      204        COOPER INDUSTRIES, INC                    6,642
      997        EMERSON ELECTRIC CO                      60,193
   42,837        GENERAL ELECTRIC CO                   2,270,361
      214        GRAINGER (W.W.), INC                      6,593
       98        NATIONAL SERVICE INDUSTRIES, INC          1,911
      436        ROCKWELL INTERNATIONAL CORP              13,734
      124        THOMAS & BETTS CORP                       2,371
                                                     -----------
                                                       2,361,805
                                                     -----------
OTHER INDUSTRIAL EQUIPMENT -- 2.33%
    1,866     *  APPLIED MATERIALS, INC                  169,106
    6,517        BAKER HUGHES, INC                       208,544
      198        BLACK & DECKER CORP                       7,783
       50        BRIGGS & STRATTON CORP                    1,712
      230        BRUNSWICK CORP                            3,809
      841        CATERPILLAR, INC                         28,488

 SHARES                                                 VALUE
       97        CUMMINS ENGINE CO, INC              $     2,643
      581        DEERE & CO                               21,497
      471        DOVER CORP                               19,104
      385        INGERSOLL-RAND CO                        15,496
       79        MILACRON, INC                             1,145
       26        NACCO INDUSTRIES, INC (CLASS A)             913
      200     *  NOVELLUS SYSTEMS, INC                    11,312
      293        PALL CORP                                 5,420
      144        TIMKEN CO                                 2,682
   16,969        TYCO INTERNATIONAL LTD                  803,906
                                                     -----------
                                                       1,303,560
                                                     -----------
                 TOTAL INDUSTRIAL MACHINERY            3,665,365
                                                     -----------
MEDIA AND LEISURE -- 3.59%
BROADCASTING -- 2.85%
    3,057     *  CLEAR CHANNEL COMMUNICATIONS, INC       229,275
    2,200     *  COMCAST CORP (CLASS A) SPECIAL           89,100
    8,953        DISNEY (WALT) CO                        347,488
    5,700     *  PRICE COMMUNICATIONS CORP               134,306
    4,881        TIME WARNER, INC                        370,956
    1,514     *  VIACOM, INC (CLASS A)                   103,519
    4,703     *  VIACOM, INC (CLASS B)                   320,685
                                                     -----------
                                                       1,595,329
                                                     -----------
LODGING/GAMING/RECREATION -- 0.24%
      307     *  HARRAH'S ENTERTAINMENT, INC               6,427
      679        HILTON HOTELS CORP                        6,365
      592        MARRIOTT INTERNATIONAL, INC
                   (CLASS A)                              21,349
    4,267     *  PREMIER PARKS, INC                       97,074
                                                     -----------
                                                         131,215
                                                     -----------
PUBLISHING -- 0.50%
      135        AMERICAN GREETINGS CORP (CLASS A)         2,565
      167        DELUXE CORP                               3,934
      287        DONNELLEY (R.R.) & SONS CO                6,475
      210        DOW JONES & CO, INC                      15,382
      646        GANNETT CO, INC                          38,638
      191        KNIGHT-RIDDER, INC                       10,158
      458        MCGRAW HILL COS, INC                     24,732
      122        MEREDITH CORP                             4,117
      396        NEW YORK TIMES CO (CLASS A)              15,642
    4,495        TRIBUNE CO                              157,325
                                                     -----------
                                                         278,968
                                                     -----------
                 TOTAL MEDIA AND LEISURE               2,005,512
                                                     -----------
RETAIL AND WHOLESALE -- 3.11%
GENERAL MERCHANDISE STORES -- 3.11%
       85        ARMSTRONG HOLDINGS, INC                   1,301
      260     *  CONSOLIDATED STORES CORP                  3,120
    1,000     *  COSTCO WHOLESALE CORP                    33,000
      243        DILLARDS, INC (CLASS A)                   2,976
      778        DOLLAR GENERAL CORP                      15,171
      482     *  FEDERATED DEPARTMENT STORES, INC         16,267
      173        HARCOURT GENERAL, INC                     9,406
      362        HASBRO, INC                               5,452
    1,124     *  K MART CORP                               7,657
      758     *  KOHLS CORP                               42,163

 46  2000 SEMI-ANNUAL REPORT                   See notes to financial statements
TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
GENERAL MERCHANDISE STORES -- (CONTINUED)
      892        MATTEL, INC                         $    11,763

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   47

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
GENERAL MERCHANDISE STORES -- (CONTINUED)
      776        MAY DEPARTMENT STORES CO            $    18,624
      932        MINNESOTA MINING & MANUFACTURING
                   CO                                     76,890
      765     *  OFFICE DEPOT, INC                         4,781
      600        PENNEY, (J.C.) CO, INC                   11,062
      868        SEARS ROEBUCK & CO                       28,318
    1,100     *  STAPLES, INC                             16,912
    4,019        TARGET CORP                             233,102
      100        TIFFANY & CO                              6,750
      568     *  TOYS 'R' US, INC                          8,271
   20,601        WAL-MART STORES, INC                  1,187,132
                                                     -----------
                 TOTAL RETAIL AND WHOLESALE            1,740,118
                                                     -----------
TECHNOLOGY -- 22.74%
COMMUNICATIONS EQUIPMENT -- 3.28%
      692     *  ADC TELECOMMUNICATIONS, INC              58,041
      185     *  ANDREW CORP                               6,209
      352     *  COMVERSE TECHNOLOGY, INC                 32,736
    9,245        MOTOROLA, INC                           268,682
    7,564        NOKIA OYJ ADR                           377,727
   11,846        NORTEL NETWORKS CORP (U.S.)             808,489
    3,114     *  QUALCOMM, INC                           186,840
      362        SCIENTIFIC-ATLANTA, INC                  26,969
    1,030     *  TELLABS, INC                             70,490
                                                     -----------
                                                       1,836,183
                                                     -----------
COMPUTERS AND OFFICE EQUIPMENT -- 19.17%
      802     *  3COM CORP                                46,215
      240     *  ADAPTEC, INC                              5,460
      279        ADOBE SYSTEMS, INC                       36,270
    8,253     *  AMERICA ONLINE, INC                     435,345
      746     *  APPLE COMPUTER, INC                      39,071
      141        AUTODESK, INC                             4,890
    1,465        AUTOMATIC DATA PROCESSING, INC           78,469
      560     *  BMC SOFTWARE, INC                        20,431
      419     *  CABLETRON SYSTEMS, INC                   10,579
    6,009     *  CERIDIAN CORP                           144,591
   30,967     *  CISCO SYSTEMS, INC                    1,968,339
      416     *  CITRIX SYSTEMS, INC                       7,878
   15,996        COMPAQ COMPUTER CORP                    408,897
    1,453        COMPUTER ASSOCIATES INTERNATIONAL,
                   INC                                    74,375
      388     *  COMPUTER SCIENCES CORP                   28,978
      827     *  COMPUWARE CORP                            8,580
   10,714     *  DELL COMPUTER CORP                      528,334
    1,100        ELECTRONIC DATA SYSTEMS CORP             45,375
   12,410     *  EMC CORP                                954,794
      978        FIRST DATA CORP                          48,533
      734     *  GATEWAY, INC                             41,654
      207     *  HANDSPRING, INC                           5,589
    2,368        HEWLETT-PACKARD CO                      295,704
      345        IKON OFFICE SOLUTIONS, INC                1,336
      720        IMS HEALTH, INC                          12,960
    7,134        INTERNATIONAL BUSINESS MACHINES
                   CORP                                  781,618
      296     *  LEXMARK INTERNATIONAL GROUP
                   (CLASS A)                              19,906

 SHARES                                                 VALUE
   23,726     *  MICROSOFT CORP                      $ 1,898,080
      224     *  NCR CORP                                  8,722
      694     *  NETWORK APPLIANCE, INC                   55,867
      772     *  NOVELL, INC                               7,141
   14,506     *  ORACLE CORP                           1,219,410
      625     *  PARAMETRIC TECHNOLOGY CORP                6,875
      867        PAYCHEX, INC                             36,414
      620     *  PEOPLESOFT, INC                          10,385
      618        PITNEY BOWES, INC                        24,720
    4,582     *  PSINET, INC                             115,122
    2,426        SABRE HOLDINGS CORP                      69,141
      100     *  SAPIENT CORP                             10,693
      582     *  SEAGATE TECHNOLOGY, INC                  32,010
       62        SHARED MEDICAL SYSTEMS CORP               4,522
      500     *  SIEBEL SYSTEMS, INC                      81,781
      424     *  SILICON GRAPHICS, INC                     1,590
    8,086     *  SUN MICROSYSTEMS, INC                   735,320
      720     *  UNISYS CORP                              10,485
      900     *  VERITAS SOFTWARE CORP                   101,714
    1,959     *  YAHOO, INC                              242,671
                                                     -----------
                                                      10,726,834
                                                     -----------
ELECTRONICS AND OTHER TECHNOLOGY -- 0.12%
      476     *  BEST BUY CO, INC                         30,107
      471        CIRCUIT CITY STORES-CIRCUIT CITY
                   GROUP                                  15,631
      449        RADIOSHACK CORP                          21,271
                                                     -----------
                                                          67,009
                                                     -----------
INSTRUMENTS AND RELATED PRODUCTS -- 0.17%
      749        EASTMAN KODAK CO                         44,565
      108        POLAROID CORP                             1,950
      786        RAYTHEON CO (CLASS B)                    15,130
    1,537        XEROX CORP                               31,892
                                                     -----------
                                                          93,537
                                                     -----------
                 TOTAL TECHNOLOGY                     12,723,563
                                                     -----------
TRANSPORTATION -- 2.89%
AEROSPACE AND DEFENSE -- 0.20%
    1,508        GENERAL DYNAMICS CORP                    78,793
      254        GOODRICH (B.F.) CO                        8,651
      931        LOCKHEED MARTIN CORP                     23,100
                                                     -----------
                                                         110,544
                                                     -----------
AIR TRANSPORTATION -- 1.18%
    3,620     *  AMR CORP                                 95,703
    2,088        BOEING CO                                87,304
    1,581     *  CONTINENTAL AIRLINES, INC
                   (CLASS B)                              74,307
      317        DELTA AIRLINES, INC                      16,028
      647     *  FEDEX CORP                               24,586
      164        NORTHROP GRUMMAN CORP                    10,865
    1,103        SOUTHWEST AIRLINES CO                    20,888
      348        TEXTRON, INC                             18,900
      170        U.S. AIRWAYS GROUP, INC                   6,630
    1,100        UAL CORP                                 64,006
    4,055        UNITED TECHNOLOGIES CORP                238,738
                                                     -----------
                                                         657,955
                                                     -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   47

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
AUTOS, TIRES AND RELATED PRODUCTS -- 1.30%
      343     *  AUTOZONE, INC                       $     7,546
      188        COOPER TIRE & RUBBER CO                   2,091
    1,690        DAIMLERCHRYSLER (U.S.A.)                 87,985
      388        DANA CORP                                 8,220
      328        DANAHER CORP                             16,215
    1,333        DELPHI AUTOMOTIVE SYSTEMS CORP           19,411
      169        EATON CORP                               11,323
    2,829        FORD MOTOR CO                           121,647
    1,319        GENERAL MOTORS CORP                      76,584
    1,331     *  GENERAL MOTORS CORP (CLASS H)           116,795
      418        GENUINE PARTS CO                          8,360
      360        GOODYEAR TIRE & RUBBER CO                 7,200
      718        HARLEY DAVIDSON, INC                     27,643
    5,229        HONEYWELL INTERNATIONAL, INC            176,151
      210        ITT INDUSTRIES, INC                       6,378
      145     *  NAVISTAR INTERNATIONAL CORP               4,504
      184        PACCAR, INC                               7,302
      242        RYDER SYSTEM, INC                         4,582
      292        TRW, INC                                 12,665
      370     *  VISTEON CORP                              4,486
                                                     -----------
                                                         727,088
                                                     -----------
RAILROADS -- 0.16%
    1,039        BURLINGTON NORTHERN SANTA FE CORP        23,832
      472        CSX CORP                                 10,000
      254        KANSAS CITY SOUTHERN INDUSTRIES,
                   INC                                    22,526
      769        NORFOLK SOUTHERN CORP                    11,438
      566        UNION PACIFIC CORP                       21,048
                                                     -----------
                                                          88,844
                                                     -----------
WATER TRANSPORTATION -- 0.05%
    1,393        CARNIVAL CORP (CLASS A)                  27,163
                                                     -----------
                 TOTAL TRANSPORTATION                  1,611,594
                                                     -----------
UTILITIES -- 9.54%
TELEPHONE -- 7.06%
      729        ALLTEL CORP                              45,152
    7,624        AT & T CORP                             241,109
    3,709        BELL ATLANTIC CORP                      188,463
    4,576        BELLSOUTH CORP                          195,052
    3,139        BROADWING, INC                           81,417
      325        CENTURYTEL, INC                           9,343
    2,000     *  GLOBAL CROSSING LTD                      52,625
    2,358        GTE CORP                                146,785
   12,770        LUCENT TECHNOLOGIES, INC                756,622
    1,324     *  MEDIA ONE GROUP, INC                     88,300
    1,790     *  NEXTEL COMMUNICATIONS, INC
                 (CLASS A)                               109,525
    2,215     *  RCN CORP                                 56,205
   16,886        SBC COMMUNICATIONS, INC                 730,319
    2,026        SPRINT CORP (FON GROUP)                 103,326
    2,104     *  SPRINT CORP (PCS GROUP)                 125,188
    1,174        U.S. WEST, INC                          100,670

 SHARES                                                 VALUE
    8,430     *  VIATEL, INC                         $   240,781
    2,600     *  WESTERN WIRELESS CORP (CLASS A)         141,700
   11,768     *  WORLDCOM, INC                           539,857
                                                     -----------
                                                       3,952,439
                                                     -----------
ELECTRIC, GAS AND OTHER -- 2.48%
    1,060        AES CORP                                 48,362
      409     *  ALLIED WASTE INDUSTRIES, INC              4,090
      330        AMEREN CORP                              11,137
    6,059        AMERICAN ELECTRIC POWER CO, INC         179,497
    4,176        CINERGY CORP                            106,227
      246        CMS ENERGY CORP                           5,442
      486        COASTAL CORP                             29,585
      176        COLUMBIA ENERGY GROUP                    11,550
      513        CONSOLIDATED EDISON, INC                 15,197
      351        CONSTELLATION ENERGY GROUP               11,429
      276        CP & L ENERGY, INC                        8,814
      566        DOMINION RESOURCES, INC                  24,267
   10,688        DTE ENERGY CO                           326,652
      850        DUKE ENERGY CORP                         47,918
       46        EASTERN ENTERPRISES CO                    2,898
      808        EDISON INTERNATIONAL CO                  16,564
      515        EL PASO ENERGY CORP                      26,232
      577        ENTERGY CORP                             15,687
      556        FIRSTENERGY CORP                         12,996
      224        FLORIDA PROGRESS CORP                    10,500
      418        FPL GROUP, INC                           20,691
    3,588        GPU, INC                                 97,100
      273        NEW CENTURY ENERGIES, INC                 8,190
      463     *  NIAGARA MOHAWK HOLDINGS, INC              6,453
       79        NICOR, INC                                2,577
      355        NORTHERN STATES POWER CO                  7,166
       64        ONEOK, INC                                1,660
      432        PECO ENERGY CO                           17,415
       56        PEOPLES ENERGY CORP                       1,813
      894        PG&E CORP                                22,014
      198        PINNACLE WEST CAPITAL CORP                6,707
      342        PPL CORP                                  7,502
      505        PUBLIC SERVICE ENTERPRISE GROUP,
                   INC                                    17,485
      681        RELIANT ENERGY, INC                      20,132
      450        SEMPRA ENERGY                             7,650
    1,481        SOUTHERN CO                              34,525
    3,348        TXU CORP                                 98,766
      513        UNICOM CORP                              19,846
    1,501        WASTE MANAGEMENT, INC                    28,519
    1,100        WILLIAMS COS, INC                        46,136
                                                     -----------
                                                       1,387,391
                                                     -----------
                 TOTAL UTILITIES                       5,339,830
                                                     -----------
TOTAL COMMON STOCK
(Cost $53,108,067)                                    55,443,813
                                                     -----------

 48  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL                                                 VALUE
SHORT TERM INVESTMENT -- 0.93%
U.S. GOVERNMENT AND AGENCY -- 0.93%
            FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$522,000           6.570%, 07/03/00                    $   521,809
                                                       -----------
TOTAL SHORT TERM INVESTMENT
(Cost $521,809)                                            521,809
                                                       -----------
TOTAL PORTFOLIO 100.03%
(Cost $53,629,876)                                      55,965,622
OTHER ASSETS AND LIABILITIES, NET -- (0.03%)              (18,613)
                                                       -----------
NET ASSETS -- 100.00%                                  $55,947,009
                                                       ===========

---------------
* Non-income producing

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   49

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

                      STATEMENT OF INVESTMENTS (Unaudited)    SUMMARY BY COUNTRY

                                 June 30, 2000

-------------------------------------------------------------
                                          VALUE         %
-------------------------------------------------------------
DOMESTIC
UNITED STATES                          $ 1,154,086      2.66%
                                       -----------    ------
TOTAL DOMESTIC                           1,154,086      2.66
                                       -----------    ------
FOREIGN
AUSTRALIA                                  759,000      1.75
AUSTRIA                                     41,905      0.10
BELGIUM                                    168,473      0.39
CANADA                                     201,010      0.46
DENMARK                                    156,732      0.36
FINLAND                                  2,145,946      4.94
FRANCE                                   2,839,259      6.53
GERMANY                                  4,034,226      9.28
HONG KONG                                1,390,474      3.20
INDIA                                      362,611      0.83
IRELAND                                    191,296      0.44
ISRAEL                                     508,200      1.17
ITALY                                    1,111,482      2.56
JAPAN                                    9,365,644     21.54
NETHERLANDS                              3,288,079      7.56
NEW ZEALAND                                 28,655      0.07
NORWAY                                      84,952      0.19
PORTUGAL                                   100,718      0.23
SINGAPORE                                1,081,841      2.49
SPAIN                                      697,370      1.60
SWEDEN                                   1,682,970      3.87
SWITZERLAND                              1,292,062      2.97
TAIWAN                                     210,878      0.48
UNITED KINGDOM                          10,227,824     23.53
                                       -----------    ------
TOTAL FOREIGN                           41,971,607     96.54
SHORT TERM INVESTMENT                      349,872      0.80
                                       -----------    ------
TOTAL PORTFOLIO                        $43,475,565    100.00%
                                       ===========    ======

 50  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

                      STATEMENT OF INVESTMENTS (Unaudited)

                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
PREFERRED STOCK -- 0.88%
MEDIA AND LEISURE -- 0.88%
BROADCASTING -- 0.88%
   3,083        PROSIEBEN MEDIA AG.                  $   387,148
                                                     -----------
                TOTAL MEDIA AND LEISURE                  387,148
                                                     -----------
                              TOTAL PREFERRED STOCK
                                    (Cost $415,724)      387,148
                                                     -----------

COMMON STOCK -- 97.74%
BASIC INDUSTRIES -- 2.83%
CHEMICALS AND PLASTIC -- 1.84%
   3,000        ASAHI CHEMICAL INDUSTRY CO LTD            21,266
   1,384        BASF AG.                                  55,853
   1,093        BOC GROUP PLC                             15,719
   1,000        DAICEL CHEMICAL INDUSTRIES LTD             3,232
   1,000        DAINIPPON INK & CHEMICAL, INC              4,716
   2,000        DENKI KAGKU KOGYO                          8,884
     200        FANCL CORP                                19,073
      20     *  GIVAUDAN AG.                               6,106
   1,000        IWATANI & CO LTD                           1,833
   1,000        KANEKA CORP                               11,049
   1,000        KAO CORP                                  30,623
     191        L'AIR LIQUIDE                             25,010
      12        LONZA AG. (REGD)                           6,272
     155        LOREAL S.A.                              134,763
   4,000        MITSUBISHI CHEMICAL CORP                  16,445
   2,000        MITSUBISHI GAS CHEMICAL CO, INC            6,710
  90,686        OMNI INDUSTRIES LTD                      149,484
     526        ORICA LTD                                  2,393
   1,000        SEKISUI CHEMICAL CO LTD                    3,856
   1,000        SHIN-ETSU CHEMICAL CO LTD                 50,850
   1,000        SHISEIDO & CO LTD                         15,500
   1,000     *  SHOWA DENKO K.K.                           1,474
       6        SIKA FINANZ AG. (BR)                       2,014
     195        SOLVAY ET CIE S.A.                        13,178
   4,000        SUMITOMO CHEMICAL CO LTD                  24,120
   2,000        TAKEDA CHEMICAL INDUSTRIES LTD           131,567
   2,000        TEIJIN LTD                                 9,773
   3,000        TORAY INDUSTRIES, INC                     12,192
   1,000        TOSOH CORP                                 5,056
   2,000        UBE INDUSTRIES LTD                         6,275
     662        WESFARMERS LTD                             5,286
      12        ZODIAC S.A.                                2,451
                                                     -----------
                                                         803,023
                                                     -----------
STEEL AND OTHER METALS -- 0.68%
     131        ACERINOX S.A.                              3,804
      10     *  ALUSUISSE LONZA HOLDINGS AG. (REGD)        6,537
      51        BEKAERT S.A.                               2,644
   5,833     *  CORUS GROUP PLC                            8,521
   1,521        GKN PLC                                   19,411
      57        GROUP 4 FALCK A/S                          9,184
     409        JOHNSON MATTHEY PLC                        5,758
   7,000        KAWASAKI STEEL CORP                       10,056
     430        MAGNETI MARELLI S.P.A.                     2,250
   4,623        MIM HOLDINGS LTD                           2,498

 SHARES                                                 VALUE
   2,000        MITSUBISHI MATERIALS CORP            $     8,204
   1,000        MITSUI MINING & SMELTING CO LTD            7,608
  16,000        NIPPON STEEL CORP                         33,723
      23        NKT HOLDINGS AS                            3,842
   1,975        NORTH LTD                                  4,684
     151        OUTOKUMPU OYJ SERIES A                     1,447
     213        PECHINEY S.A.                              8,922
     347        PREUSSAG AKTIEGESELLSCHAFT AG.            11,259
     647        RIO TINTO LTD                             10,729
   2,323        RIO TINTO LTD PLC (REGD)                  37,981
     100        SMC CORP                                  18,856
     367        SMITH (HOWARD) LTD                         1,798
  12,000     *  SUMITOMO METAL INDUSTRIES LTD              8,279
   1,112        THYSSEN KRUPP AG.                         18,174
   1,000        TOSTEM CORP                               16,351
   1,000        TOYO SEIKAN KAISHA LTD                    18,714
     451        USINOR                                     5,525
   2,711        WMC LTD                                   12,164
                                                     -----------
                                                         298,923
                                                     -----------
PAPER AND FOREST PRODUCTS -- 0.31%
   1,319        AMCOR LTD                                  4,625
   2,134        ARJO WIGGINS APPLETON PLC                  8,302
     174        ASSIDOMAN AB                               2,489
     197        BUHRMANN NV                                5,655
   1,450        BUNZL PLC                                  7,770
   3,000        CARTER HOLT HARVEY LTD                     2,612
   2,400        FLETCHER CHALLENGE LTD (PAPER
                  DIVISION)                                2,756
   2,900        JEFFERSON SMURFIT GROUP PLC                5,003
   1,000        MITSUBISHI PAPER MILLS LTD                 2,325
   1,000        NGK INSULATORS LTD                        12,419
   2,000        NIPPON PAPER INDUSTRIES CO                13,686
      75        NORSKE SKOGINDUSTRIER SERIES A             2,149
   2,000        OJI PAPER CO LTD                          13,799
     731        REXAM PLC                                  2,844
     515        SCA AB SERIES B                            9,835
   2,000        SEKISUI HOUSE LTD                         18,544
     100        UNI CHARM CORP                             6,067
     596        UPM-KYMMENE OYJ                           14,854
                                                     -----------
                                                         135,734
                                                     -----------
                TOTAL BASIC INDUSTRIES                 1,237,680
                                                     -----------
BUSINESS SERVICES -- 3.90%
ADVERTISING AND OTHER SERVICES -- 3.90%
      36        ADECCO S.A. (REGD)                        30,685
      13     *  ASIAINFO HOLDINGS, INC                       580
     200        BENESSE CORP                              13,894
     489        CAPITA GROUP PLC                          11,970
  35,523        HAYS PLC                                 198,172
     100     *  ISS- INTERNATIONAL SERVICE SYSTEM
                  AS                                       7,645
   5,376        RENTOKIL INITIAL PLC                      12,208
  35,508        REUTERS GROUP PLC                        605,824
   1,000        SECOM CO LTD                              73,250
     796        SECURITAS AB SERIES B FREE                16,971
   3,000        SEMBCORP INDUSTRIES LTD                    3,262
   6,000        SINGAPORE TECHNOLOGIES ENGINEERING
                  LTD                                      8,814
      14        SURVEILLANCE S.A. SOCIETE DE               5,897

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   51

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
ADVERTISING AND OTHER SERVICES -- (CONTINUED)
     211        VEDIOR NV                            $     2,619
   5,000        WHARF HOLDINGS LTD                         8,948
  48,267        WPP GROUP PLC                            705,139
                                                     -----------
                TOTAL BUSINESS SERVICES                1,705,878
                                                     -----------
CONSTRUCTION AND REAL ESTATE -- 1.78%
BUILDING MATERIALS -- 1.07%
   3,000        ASAHI GLASS CO LTD                        33,600
   1,312        BLUE CIRCLE INDUSTRIES PLC                 8,471
   1,540        BORAL LTD                                  1,941
   1,507        CARADON PLC                                3,444
     279        CIMENTOS DE PORTUGAL                       5,348
   6,314        CRH PLC                                  114,160
   1,000        CRH PLC (UNITED KINGDOM)                  18,117
   2,318        CSR LTD                                    6,457
  16,289        HANSON PLC                               115,161
     114     *  HEIDELBERGER ZEMENT AG. (GERMANY)          7,059
      17        HOLDERBANK FINANCIERE GLARUS AG.
                  (BR)                                    20,909
      14     *  IMERYS S.A.                                1,631
   1,643        IMPERIAL CHEMICAL INDUSTRY PLC            13,046
     310        ITALCEMENTI S.P.A.                         2,927
   1,000        KYUNDENKO CO LTD                           3,015
     222        LAFARGE S.A. (BR)                         17,322
   1,000        NIPPON SHEET GLASS CO LTD                 13,931
   1,738        PIONEER INTERNATIONAL LTD                  5,029
     489        RMC GROUP PLC                              6,366
     347        SCHNEIDER ELECTRIC S.A.                   24,282
     195     *  ST. GOBAIN S.A.                           26,468
   4,000        TAIHEIYO CEMENT CORP                       8,393
     200        WIENERBERGER BAUSTOFF AG.                  4,560
   1,075        WOLSELEY PLC                               5,777
                                                     -----------
                                                         467,414
                                                     -----------
CONSTRUCTION -- 0.29%
     110        ACS ACTIVIDADES DE CONSTRUCCION Y
                  SERVICIOS S.A.                           3,110
     592        AUTOPISTAS CONCESIONARIA ESPANOLA
                  S.A.                                     5,169
     592     *  AUTOPISTAS CONCESIONARIA ESPANOLA
                  S.A. RTS                                   255
     590        BARRATT DEVELOPMENTS PLC                   2,335
      63        BOUYGUES S.A.                             42,273
     622        BRISA-AUTO ESTRADAS DE PORTUGAL
                  S.A.                                     5,378
     300        DAITO TRUST CONSTRUCTION CO LTD            4,962
   1,000        DAIWA HOUSE INDUSTRY CO LTD                7,315
     452        DRAGADOS Y CONSTRUCCIONES S.A.             3,253
     268        FOMENTO CONSTRUCCIONES Y CONTRATAS
                  S.A.                                     5,086
   3,000     *  FUJITA CORP                                1,474
      51        GROUPE GTM                                 4,791
     173        HOCHTIEF AG.                               5,290
   2,000        KAJIMA CORP                                6,389
   1,000        OBAYASHI CORP                              4,432
   1,000        SHIMIZU CORP                               2,863
     254        SKANSKA AB SERIES B FREE                   9,050

 SHARES                                                 VALUE
   4,000        TAISEI CORP                          $     6,427
   1,153        TAYLOR WOODROW PLC                         2,644
      35        VA TECHNOLOGIE AG. (BR)                    1,851
                                                     -----------
                                                         124,347
                                                     -----------
REAL ESTATE -- 0.42%
   1,355        BRITISH LAND PLC                           8,307
   2,000        CITY DEVELOPMENT LTD                       7,750
   2,000        DBS LAND LTD                               2,591
   3,742        GENERAL PROPERTY TRUST                     6,043
     396        HAMMERSON PLC                              2,661
   3,000        HANG LUNG DEVELOPMENT CO LTD               2,328
   3,000        HENDERSON LAND DEVELOPMENT CO LTD         13,200
   3,000        HYSAN DEVELOPMENT CO LTD                   3,155
     573        MEPC PLC                                   4,719
     147        METROVACESA S.A.                           2,480
     950        MIRVAC GROUP                               1,933
   3,000        MITSUBISHI ESTATE CO LTD                  35,387
   2,000        MITSUI FUDOSAN CO LTD                     21,738
   4,000        NEW WORLD DEVELOPMENT CO LTD               4,464
   1,000        PARKWAY HOLDINGS LTD                       2,556
      35        SIMCO (REGD)                               2,566
  10,000        SINO LAND CO LTD                           3,527
     921        SLOUGH ESTATES PLC                         5,110
   6,000        SUN HUNG KAI PROPERTIES LTD               43,104
   1,000        TOKYO TATEMONO CO LTD                      2,136
     374        WCM BETEILIGUNGS & GRUNDBESITZ AG.         8,815
                                                     -----------
                                                         184,570
                                                     -----------
                TOTAL CONSTRUCTION AND REAL ESTATE       776,331
                                                     -----------
CONSUMER DURABLE -- 12.15%
HOME APPLIANCES AND FURNISHINGS -- 11.84%
     200        ADVANTEST CORP                            44,706
  20,000        ALPS ELECTRIC CO LTD                     372,396
   7,903     *  ASM LITHOGRAPHY HOLDINGS NV              341,059
      28        BARCO NV                                   3,153
   5,429     *  CHARTERED SEMICONDUCTOR
                  MANUFACTURING LTD ADR                  488,610
   2,000     *  CHARTERED SEMICONDUCTOR
                  MANUFACTURING LTD (SINGAPORE)           17,466
     818        ELECTROLUX AB SERIES B                    12,730
   1,868     *  EPCOS AG.                                187,104
   8,000        FUJITSU LTD                              277,501
   7,000        HITACHI LTD                              101,227
   7,054     *  INFINEON TECHNOLOGIES AG.                558,193
   3,180        KONINKLIJKE PHILIPS ELECTRONICS NV       150,586
     400        KYOCERA CORP                              68,014
   5,000        MATSUSHITA ELECTRIC INDUSTRIAL CO
                  LTD                                    129,960
   3,000        MURATA MANUFACTURING CO LTD              431,564
   1,000        NATSTEEL ELECTRONICS LTD                   3,065
   4,000        NIPPON ELECTRIC CORP                     125,896
   1,000        PIONEER CORP                              39,035
   1,700        ROHM CO                                  498,104
   4,000        SANYO ELECTRIC CO LTD                     36,067
   3,000        SHARP CORP                                53,165
   2,600        SONY CORP                                243,286
     933     *  ST ASSEMBLY TEST SERVICES LTD ADR         24,024

 52  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
HOME APPLIANCES AND FURNISHINGS -- (CONTINUED)
   7,406        ST MICROELECTRONICS NV               $   468,554
   5,442        TAIWAN SEMICONDUCTOR MANUFACTURING
                  CO LTD ADR                             210,877
   8,000        TOSHIBA CORP                              90,509
   1,000        VENTURE MANUFACTURING LTD
                  (SINGAPORE)                             10,179
   1,000        YAMAHA CORP                               10,954
   7,000        YOKOWO CO LTD                            178,967
                                                     -----------
                                                       5,176,951
                                                     -----------
TEXTILE APPAREL AND ACCESSORIES -- 0.31%
      82        ADIDAS SALOMON AG.                         4,554
     100        AOYAMA TRADING CO LTD                      1,446
   3,648        BENETTON GROUP S.P.A.                      7,658
     651        BULGARI S.P.A.                             8,736
   1,000        CASIO COMPUTER CO LTD                     11,247
   1,000        CITIZEN WATCH CO LTD                       9,678
   3,000        ESPRIT HOLDINGS LTD                        3,117
   1,000        GUNZE LTD                                  3,894
   1,850        HENNES & MAURITZ AB SERIES B              38,810
   1,000        KURARAY CO LTD                            11,493
   1,000        NISSHINBO INDUSTRY, INC                    5,292
   1,000        NITTO BOSEKI CO LTD                        1,748
   2,415        PACIFIC DUNLOP LTD                         2,160
      73        THE SWATCH GROUP AG. (REGD)               19,102
   1,000        TOYOBO CO LTD                              1,975
   2,000        WING TAI HOLDINGS LTD                      1,422
     100        WORLD CO LTD                               4,347
                                                     -----------
                                                         136,679
                                                     -----------
                TOTAL CONSUMER DURABLE                 5,313,630
                                                     -----------
ENERGY -- 4.77%
OIL, GAS AND OTHER ENERGY SERVICES -- 4.77%
  64,811        BP AMOCO PLC                             622,063
     659        BP AMOCO PLC (SPONS ADR)                  37,274
   4,322        BROKEN HILL PROPRIETARY CO LTD            51,251
      17        COFLEXIP S.A.                              2,069
   2,000        COSMO OIL CO LTD                           3,686
  18,727        ENTE NAZIONALE IDROCARBURI S.P.A.        108,606
   1,200        FLETCHER CHALLENGE LTD
                  (ENERGY DIVISION)                        3,926
  11,261        IHC CALAND NV                            550,528
   2,000     *  JAPAN ENERGY CORP                          2,154
   2,518        LONDON & SCOTTISH MARINE OIL PLC           5,355
   3,000        NIPPON MITSUBISHI OIL CO                  13,780
     800        NORSK HYDRO AS                            33,694
      63        OMV AKTIENGESELLS AG.                      5,495
     213     *  PETROLEUM GEO-SERVICES AS                  3,650
   2,656        REPSOL S.A.                               53,084
   5,033        ROYAL DUTCH PETROLEUM CO                 314,080
   1,559        SANTOS LTD                                 4,764
      23        TECHNIP S.A.                               2,793
   1,742        TOTAL FINA ELF S.A.                      268,179
                                                     -----------
                TOTAL ENERGY                           2,086,431
                                                     -----------

 SHARES                                                 VALUE
FINANCE -- 13.22%
BANKS, SAVINGS AND LOANS -- 7.72%
   3,160        ABBEY NATIONAL PLC                   $    37,792
   3,284        ABN-AMRO HOLDINGS NV                      80,777
   2,345        ALLIED IRISH BANK PLC                     21,062
  21,000        ASAHI BANK LTD                            88,524
   2,000     *  ASHIKAGA BANK LTD                          4,158
  10,772        BANCA DI ROMA                             13,279
   1,072        BANCA INTESA RISP S.P.A.                   2,548
  11,288        BANCA INTESA S.P.A.                       50,748
     377        BANCA POPOLARE DI MILANO                   2,728
   2,073        BANCO COMERCIAL PORTUGUES S.A.
                  (REGD)                                  10,829
     244        BANCO ESPIRITO SANTO S.A.                  6,011
   9,795        BANCO SANTANDER CENTRAL HISPANO
                  S.A.                                   103,752
     300        BANK AUSTRIA AG.                          14,672
   3,000        BANK OF EAST ASIA LTD                      7,004
   1,000        BANK OF FUKUOKA LTD                        6,824
  19,000        BANK OF TOKYO MITSUBISHI LTD             230,044
   2,000        BANK OF YOKOHAMA LTD                       8,979
   3,345        BARCLAYS PLC                              83,201
     938        BAYERISCHE HYPO-UND VEREINSBANK AG.       60,836
   7,297        BCO BILBAO VIZCAYA ARGENTARIA S.A.       109,468
   1,020        BNP PARIBAS GROUP                         98,558
   1,171        BPI-SGPS S.A. (REGD)                       4,153
   1,600        CHRISTIANIA BANK OG KREDITKASSE            8,629
   1,000        CHUO MITSUI TRUST & BANKING CO LTD         4,366
   3,072        COMMONWEALTH BACK OF AUSTRALIA            51,073
     649        CREDIT SUISSE GROUP (REGD)               129,515
   4,000        DAIWA BANK LTD                            10,396
   3,000        DBS GROUP HOLDINGS LTD                    38,519
     138        DEN DANSKE BANK AF 1871                   16,668
   1,378        DEUTSCHE BANK AG. (REGD)                 113,864
   2,300        DNB HOLDING ASA                            9,579
   1,139        DRESDNER BANK AG. (REGD)                  47,058
   1,128        FORENINGSSPARBANKEN AB                    16,590
   8,000        FUJI BANK LTD                             60,944
   1,000        GUNMA BANK LTD                             5,170
   4,700        HANG SENG BANK LTD                        44,618
   3,000     *  HOKURIKU BANK LTD                          6,975
  20,068        HSBC HOLDINGS PLC (UNITED KINGDOM)       229,527
   7,000        INDUSTRIAL BANK OF JAPAN LTD              53,194
   2,000        JOYO BANK                                  7,712
     689        KBC BANCASSURANCE HOLDINGS NV             30,447
  12,869        LLOYDS TSB GROUP PLC                     121,569
   3,000        MITSUBISHI TRUST & BANKING CORP           23,336
   3,653        NATIONAL AUSTRALIA BANK LTD               61,189
   4,167        NORDIC BALTIC HOLDING (NBH) AB            31,594
   2,540        NORDIC BALTIC HOLDING AB                  18,604
   3,000        OVERSEAS CHINESE BANKING CORP LTD         20,648
   5,829        ROYAL BANK OF SCOTLAND PLC                97,599
  31,000        SAKURA BANK LTD                          214,770
  10,474        SAN PAOLO-IMI S.P.A.                     186,648
  10,000        SANWA BANK LTD                            79,961
   1,000        SEVENTY-SEVEN (77) BANK LTD                8,015
   2,000        SHIZUOKA BANK LTD                         17,013
   1,578     *  SKANDINAVISKA ENSKILDA BANKEN
                  SERIES A                                18,801
     932        SOCIETE GENERALE S.A.                     56,284

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   53

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
BANKS, SAVINGS AND LOANS -- (CONTINUED)
  15,000        SUMITOMO BANK LTD                    $   184,308
     561        SUNCORP-METWAY LTD                         2,904
   1,593        SVENSKA HANDELSBANKEN SERIES A            23,248
   6,000        TOKAI BANK LTD                            29,659
   1,002        UBS AG. (REGD)                           147,274
  11,801        UNICREDITO ITALIANO S.P.A.                56,674
   2,000        UNITED OVERSEAS BANK LTD                  13,071
   4,100        WESTPAC BANKING CORP                      29,663
                                                     -----------
                                                       3,373,623
                                                     -----------
CREDIT AND OTHER FINANCE -- 1.99%
     300        ACOM CO LTD                               25,292
   3,512        ALLIED ZURICH PLC                         41,550
   1,284     *  CANARY WHARF FINANCE PLC                   7,163
     184        CORPORACION FINANCIERE ALBA S.A.           4,868
     300        CREDIT SAISON CO LTD                       6,975
     172        DROTT AB SERIES B                          1,863
       9        EURAFRANCE S.A.                            4,326
      20     *  GROUP POUR LE FINANCEMENT
                  CONSTRUCTION                             2,149
   5,003        HALIFAX PLC                               48,019
  22,000        HUTCHINSON WHAMPOA LTD                   276,586
   6,099        ICICI LTD (SPONS ADR)                    114,356
   2,267     *  ING GROEP NV                             153,856
     473        IRISH LIFE AND PERMANENT PLC               4,003
   2,000        JACCS CO                                   6,408
   1,019        LAND SECURITIES PLC                       12,187
   1,000        LEND LEASE CORP LTD                       12,793
   1,177        MEDIOBANCA S.P.A.                         12,185
     200        NICHIEI CO LTD (KYOTO)                     3,289
     100        ORIX CORP                                 14,791
     200        PROMISE CO LTD                            15,841
     487        PROVIDENT FINANCIAL PLC                    5,124
   1,000     *  QPL INTERNATIONAL HOLDINGS LTD             1,436
     553        SCHRODERS PLC (NEW)                        9,945
   3,000        SUMITOMO CORP                             33,827
     300        TAKEFUJI CORP                             36,322
   2,000        TOKYU CORP                                 9,905
   3,705        WESTFIELD TRUST (UNITS)                    7,209
                                                     -----------
                                                         872,268
                                                     -----------
INSURANCE -- 2.78%
   3,135     *  AEGON NV                                 112,002
     583        ALLIANZ AG. (REGD)                       210,298
   2,499        AMP LTD                                   25,507
   2,932        ASSICURAZIONI GENERALI S.P.A.            100,899
     905        AXA                                      143,141
   4,575        CGNU PLC                                  76,186
   1,694        FORTIS B                                  49,494
      18        GENERALI HOLDING VIENNA                    2,907
  11,413        LEGAL & GENERAL GROUP PLC                 26,694
   1,000        MITSUI TAISHO MARINE & FIRE CO LTD         4,820
     415        MUENCHENER RUECKVER AG. (REGD)           130,880
      94        POHJOLA INSURANCE CO LTD SERIES B          3,335
   4,352        PRUDENTIAL PLC                            63,776
     891        QBE INSURANCE GROUP LTD                    4,371

 SHARES                                                 VALUE
   1,652        RAS S.P.A.                           $    18,211
     114        SAI S.P.A.                                 2,027
      71        SAMPO INSURANCE CO SERIES A                2,892
   2,288        SKANDIA FORSAKRINGS AB                    60,782
     582        UNI-STOREBRAND AS SERIES A                 4,221
   1,000        SUMITOMO MARINE & FIRE INSURANCE CO        5,831
      33        SWISS REINSURANCE                         67,478
   4,000        TOKIO MARINE & FIRE INSURANCE CO
                  LTD                                     46,275
     107        ZURICH ALLIED AG.                         53,037
                                                     -----------
                                                       1,215,064
                                                     -----------
SECURITIES AND COMMODITIES -- 0.73%
   1,329        3I GROUP PLC                              27,342
   1,709        AMVESCAP PLC                              27,424
   3,000        DAIWA SECURITIES GROUP, INC               39,697
   3,000     *  ITOCHU CORP                               15,169
   3,000     *  MARUBENI CORP                             10,349
   4,000        MITSUBISHI CORP                           36,256
   4,000        MITSUI & CO LTD                           30,623
   5,000        NOMURA SECURITIES CO LTD                 122,635
     187        OM GRUPPEN AB                              8,400
                                                     -----------
                                                         317,895
                                                     -----------
                TOTAL FINANCE                          5,778,850
                                                     -----------
FOODS AND RELATED -- 4.64%
BEVERAGES, OTHER FOOD PRODUCTS -- 4.45%
   2,000        AJINOMOTO CO LTD                          25,708
   1,000        ASAHI BREWERIES LTD                       11,994
      51        AUSTRIA TABAKWERKE AG.                     1,896
     569        AUTOGRILL S.P.A.                           6,092
     177        AZUCARERA EBRO AGRICOLAS S.A.              2,120
   1,980        BASS PLC                                  22,271
   4,567        CADBURY SCHWEPPES LTD                     30,006
     285        CARLSBERG BREWERIES AS (CLASS A)           8,423
   1,649        CARREFOUR SUPERMARCHE S.A.               113,179
     191        CASINO GUICHARD-PERRACHON S.A.            17,759
   2,297        COCA COLA AMATIL LTD                       4,482
      91        COLRUYT S.A.                               3,871
  12,753        COMPASS GROUP PLC                        168,065
     252        DANISCO AS                                 8,451
     311        DANONE GROUP                              41,438
     100        DELHAIZE FRERES NV                         6,005
   7,628        DIAGEO PLC (CLASS A)                      68,479
      47        ERIDANIA BEGHIN-SAY S.A.                   4,622
   4,086        FOSTERS BREWING GROUP LTD                 11,530
   1,000        FRASER & NEAVE LTD                         3,557
   3,425        GOODMAN FIELDER LTD                        2,549
     684        HEINEKEN NV                               41,799
   1,000        ITO-YOKADO CO LTD                         60,301
     199        JERONIMO MARTINS SGPS S.A.                 3,292
     148        KAMPS AG.                                  4,752
     282        KERRY GROUP (CLASS A)                      3,700
   1,000        KIKKOMAN CORP                              7,722
   3,000        KIRIN BREWERY CO LTD                      37,570
   3,000        LI & FUNG LTD                             15,009
   1,000        LION NATHAN LTD                            2,236
     231        LVMH MOET HENNESSY LOUIS VUITTON          95,637

 54  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
BEVERAGES, OTHER FOOD PRODUCTS -- (CONTINUED)
   1,000        MEIJI SEIKA KAISHA LTD               $     6,635
      93        NESTLE S.A. (REGD)                       186,736
     534        NEW UNIGATE PLC                            2,344
   1,000        NIPPON MEAT PACKERS, INC                  14,650
   1,000        NISSHIN FLOUR MILLING CO LTD              10,018
     100        NISSIN FOOD PRODUCTS CO LTD                2,551
     600        ORKLA ASA                                 11,441
     140        OYJ HARTWALL ABP                           2,818
   2,133        PARMALAT FINANZIARIA S.P.A.                3,022
     143        PERNOD-RICARD S.A.                         7,813
     448     *  RINASCENTE S.P.A.                          2,550
  21,159        ROYAL AHOLD NV                           625,318
   3,602        SAINSBURY (J) PLC                         16,359
      62        SODEXHO ALLIANCE S.A.                     11,292
   1,570        SOUTHCORP LTD                              4,543
     614        SWEDISH MATCH CO                           1,904
   1,000        TAKARA SHUZO CO LTD                       24,999
     851        TATE & LYLE PLC                            4,251
     372     *  TELEPIZZA S.A.                             2,103
  16,462        TESCO PLC                                 51,214
   6,483        UNILEVER LTD                              39,258
   1,277        UNILEVER NV CERTIFICATE                   58,818
       9        VALORA HOLDINGS AG. (REGD)                 2,507
   2,733        WOOLWORTHS LTD                            10,116
   1,000        YAMAZAKI BAKING CO LTD                     9,829
                                                     -----------
                                                       1,947,604
                                                     -----------
TOBACCO -- 0.19%
     825        ALTADIS S.A.                              12,724
     408        BRITISH AMERICAN TOBACCO AUSTRALIA
                  LTD                                      2,572
   4,987        BRITISH AMERICAN TOBACCO PLC              33,294
       4        JAPAN TOBACCO, INC                        35,198
                                                     -----------
                                                          83,788
                                                     -----------
                TOTAL FOODS AND RELATED                2,031,392
                                                     -----------
HEALTH -- 6.01%
DRUGS AND PHARMACEUTICALS -- 5.44%
     618        AKZO NOBEL NV                             26,362
   4,288        ASTRAZENECA PLC (UNITED KINGDOM)         200,265
   1,854        AVENTIS S.A.                             135,868
   1,591        BAYER AG.                                 62,346
     183        BEIERSDORF AG.                            15,787
   2,317        BOOTS CO LTD                              17,643
     491     *  CELLTECH GROUP PLC                         9,514
   1,000        CHUGAI PHARMACEUTICAL CO LTD              18,950
     271        CSL LTD                                    5,375
   1,000        DAIICHI PHARMACEUTICAL CO LTD             25,425
   1,000        EISAI CO LTD                              32,135
     133        GEHE AG.                                   4,398
  30,127        GLAXO WELLCOME PLC                       878,890
   1,000        KYOWA HAKKO KOGYO CO LTD                   9,801
     374        MERCK & CO KGAA                           12,010
     169        NOVARTIS AG. (REGD)                      268,560
     200        NOVO NORDISK AS (CLASS B)                 34,180
   1,184        NYCOMED AMERSHAM PLC                      11,758

 SHARES                                                 VALUE
      20        ROCHE HOLDINGS AG. (GENUSSCHEINE)    $   195,318
   1,000        SANKYO CO LTD                             22,636
   1,557        SANOFI-SYNTHELABO S.A.                    74,476
     432        SCHERING AG.                              23,769
   1,000        SHIONOGI & CO LTD                         19,045
  13,170     *  SMITHKLINE BEECHAM/BECKMAN LTD           172,464
   1,000        TAISHO PHARMACEUTICAL CO LTD              35,916
     300        UCB S.A.                                  11,065
   1,000        YAMANOUCHI PHARMACEUTICAL CO LTD          54,725
                                                     -----------
                                                       2,378,681
                                                     -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 0.57%
      28        ESSILOR INTERNATIONAL S.A.                 8,057
     600        FANUC LTD                                 61,190
     178        FRESENIUS MEDICAL CARE AG.                14,250
     367        GAMBRO AB (CLASS A)                        3,012
   1,036        IMI PLC                                    4,438
   8,131        INVENSYS PLC                              30,527
     300        KEYENCE CORP                              99,242
   2,091        SMITH & NEPHEW PLC                         7,723
     155        WILLIAM DEMANT AS                          4,600
   1,369        WILLIAMS PLC                               7,979
   1,000        YOKOGAWA ELECTRIC CORP                    10,018
                                                     -----------
                                                         251,036
                                                     -----------
                TOTAL HEALTH                           2,629,717
                                                     -----------
INDUSTRIAL MACHINERY -- 3.49%
ELECTRICAL -- 2.78%
     663        ABB LTD (SWITZERLAND)                     79,609
  55,875     *  ARM HOLDINGS PLC                         598,890
     809     *  ELECTROCOMPONENTS PLC                      8,267
  19,787        ERG LTD                                  154,090
   2,000        FURUKAWA ELECTRIC CO LTD                  41,871
  23,200        JOHNSON ELECTRIC HOLDINGS LTD            219,498
   6,000        MITSUBISHI ELECTRIC CORP                  65,103
   1,000        NGK SPARK PLUG CO LTD                     15,510
   2,000        SUMITOMO ELECTRIC INDUSTRIES CO           34,366
                                                     -----------
                                                       1,217,204
                                                     -----------
OTHER INDUSTRIAL EQUIPMENT -- 0.71%
   1,000        AMADA CO LTD                               8,506
     480        ATLAS COPCO AB SERIES B FREE               9,030
     172        BUDERUS AG.                                2,745
   1,000        DAIKIN INDUSTRIES LTD                     23,298
   1,000        EBARA CORP                                13,582
   1,086     *  FKI PLC                                    3,863
     190        FLS INDUSTRIES AS (CLASS B)                2,929
   2,000     *  ISHIKAWAJIMA-HARIMA HEAVY
                  INDUSTRIES                               3,629
   2,000        KOMATSU LTD                               14,101
      45        KONE CORP SERIES B                         2,717
   3,000        KUBOTA CORP                               10,916
     204        LINDE AG.                                  8,232
     162        METSO OYJ                                  1,956
   1,000        MINEBEA CO LTD                            12,570
   8,000        MITSUBISHI HEAVY INDUSTRIES LTD           35,538
   1,000        NSK LTD                                    8,790
     525        SANDVIK AB                                11,073

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   55

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
OTHER INDUSTRIAL EQUIPMENT -- (CONTINUED)
      63        SIDEL S.A.                           $     5,130
       7     *  SULZER WINTERTHUR AG. (REGD)               4,670
     248        SVENKA KULLAGERFABRIKEN AB SERIES B        4,170
   2,000        THK CO LTD                               101,322
     174        TOMRA SYSTEMS AS                           4,631
     420        VESTAS WIND SYSTEMS A/S                   15,489
                                                     -----------
                                                         308,887
                                                     -----------
                TOTAL INDUSTRIAL MACHINERY             1,526,091
                                                     -----------
MEDIA AND LEISURE -- 4.48%
BROADCASTING -- 1.02%
   4,266     *  BRITISH SKY BROADCASTING GROUP PLC        83,441
     273        CANAL PLUS S.A.                           46,058
   1,159        CARLTON COMMUNICATIONS PLC                14,914
     263     *  EM.TV & MERCHANDISING AG.                 15,555
       9        FUJI TELEVISION NETWORK, INC             141,208
   2,634        MEDIASET S.P.A.                           40,398
   1,657        RANK GROUP PLC                             3,838
   1,000        TELEVISION BROADCASTS LTD                  6,670
   7,000        TOEI CO LTD                               51,275
   1,000        TOKYO BROADCASTING SYSTEMS, INC           43,288
                                                     -----------
                                                         446,645
                                                     -----------
LODGING/GAMING/RECREATION -- 0.29%
     406        ACCOR S.A.                                16,707
      14        CLUB MEDITERRANEE S.A.                     1,904
   1,823        EMI GROUP PLC                             16,559
   4,562        GRANADA GROUP LTD (CLASS A)               45,582
   2,792        HILTON GROUP PLC                           9,806
     200        ORIENTAL LAND CO LTD                      20,472
   5,000        SHANGRI-LA ASIA LTD                        5,901
     336     *  SOL MELIA S.A.                             3,768
     921        TABCORP HOLDINGS LTD                       5,308
                                                     -----------
                                                         126,007
                                                     -----------
PUBLISHING -- 3.17%
   2,000        DAI NIPPON PRINTING CO LTD                35,330
  15,369        ELSEVIER UTIGEVERSMIJ NV                 186,956
   1,400        INDEPENDENT NEWS & MEDIA PLC               5,099
   3,748        LAGARDERE SCA                            287,423
     261        MONDADORI (ARNOLDO) EDITORE S.P.A.         5,979
   9,292        NEWS CORP LTD                            128,319
  19,351        PEARSON PLC                              615,204
   2,140        REED INTERNATIONAL PLC                    18,628
     200        SCHIBSTED ASA                              3,720
   1,200        SHOBUNSHA PUBLICATIONS, INC               42,078
   1,000        SINGAPORE PRESS HOLDINGS LTD              15,616
   5,000        SOUTH CHINA MORNING POST                   3,880
   2,000        TOPPAN PRINTING CO LTD                    21,209
     569        WOLTERS KLUWER NV                         15,217
                                                     -----------
                                                       1,384,658
                                                     -----------
                TOTAL MEDIA AND LEISURE                1,957,310
                                                     -----------

 SHARES                                                 VALUE
RETAIL AND WHOLESALE -- 1.13%
GENERAL MERCHANDISE STORES -- 1.13%
      52        BIC S.A.                             $     2,557
   2,575        COLES MYER LTD                             9,916
     113        CORTEFIEL S.A.                             2,461
   1,000        DAIEI, INC                                 3,761
   2,314        GREAT UNIVERSAL STORES PLC                14,888
     229        HAGEMEYER NV                               6,339
   1,000        ISETAN CO LTD                             12,287
   1,000        JUSCO CO LTD                              18,997
     215        KARSTADT QUELLE AG.                        5,626
   3,092        KINGFISHER PLC                            28,156
   6,387        MARKS & SPENCER PLC                       22,456
   1,000        MARUI CO LTD                              19,186
     575        METRO AG.                                 20,388
   1,000        MYCAL CORP                                 3,430
   1,400        NINTENDO CO LTD                          245,063
     269        PINAULT-PRINTEMPS-REDOUTE S.A.            60,004
     200     *  SEGA ENTERPRISES LTD                       3,081
   3,020        SONAE SGPS S.A.                            5,326
   1,000        TAKASHIMAYA CO LTD                         9,338
                                                     -----------
                TOTAL RETAIL AND WHOLESALE               493,260
                                                     -----------
TECHNOLOGY -- 15.37%
COMMUNICATIONS EQUIPMENT -- 3.20%
  23,405        NOKIA OYJ                              1,199,192
   2,900        NORTEL NETWORKS CORP                     201,009
                                                     -----------
                                                       1,400,201
                                                     -----------
COMPUTERS AND OFFICE EQUIPMENT -- 11.56%
  14,000     *  ADCORE AB                                108,542
   2,000        AETHER SYSTEMS, INC                      410,000
   3,400     *  AMDOCS LTD                               260,950
   1,097     *  BIODATA INFORMATION TECHNOLOGY AG.       357,534
     235        CAP GEMINI S.A.                           41,562
   2,400     *  CHECK POINT SOFTWARE TECHNOLOGIES
                  LTD                                    508,200
  24,000        COMPTEL OYJ                              485,429
   1,042        COMPUTERSHARE LTD                          5,374
     200        CREATIVE TECHNOLOGY LTD                    4,823
     100        CSK CORP                                   3,100
     250        DASSAULT SYSTEMS S.A.                     23,413
   3,182     *  DIXONS GROUP PLC (NEW)                    12,958
   1,800     *  FRAMTIDSFABRIKEN AB                       24,935
   1,200        FUJITSU SUPPORT & SERVICE, INC           119,091
     717        GETRONICS NV                              11,100
   2,000     *  HITACHI ZOSEN CORP                         1,814
   1,050     *  INTERSHOP COMMUNICATIONS AG.             476,083
   1,000        KEPPEL CORP LTD                            2,163
     200        KONAMI CO LTD                             12,665
  13,696        LOGICA PLC                               324,285
     290        LONDON BRIDGE SOFTWARE HOLDINGS PLC        2,129
   1,070        MISYS PLC                                  9,038
     100        NAMCO LTD                                  3,610
     114     *  NAVISION SOFTWARE AS                       4,760
     200        NIDEC CORP                                17,391
   1,000        OMRON CORP                                27,220
     300        ORACLE CORP (JAPAN)                      108,883

 56  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
     150     *  ORACLE CORP (JAPAN) (NEW)            $    55,221
  13,000     *  PACIFIC CENTURY CYBERWORKS LTD            25,683
   2,200     *  PIXELPARK AG.                            151,840
     705     *  PSION PLC                                  6,820
   2,869        SAGE GROUP PLC                            23,237
     818        SAP AG.                                  122,715
     865        SEMA GROUP PLC                            12,309
  11,480     *  SILVERLINE TECHNOLOGIES LTD ADR          248,255
   1,000        SINGAPORE COMPUTER SYSTEMS LTD             2,163
   1,000        SOFTBANK CORP                            136,104
     347        SSL INTERNATIONAL PLC                      3,742
  21,000     *  STONESOFT OYJ                            334,164
   4,500        TIBCO SOFTWARE, INC                      482,554
     139        TIETOENATOR CORP                           4,656
     500        TRANS COSMOS                              75,235
     825        WM-DATA AB SERIES B                        4,562
                                                     -----------
                                                       5,056,312
                                                     -----------
INSTRUMENTS AND RELATED PRODUCTS -- 0.61%
   2,000        CANON, INC                                99,809
   1,000        FUJI PHOTO FILM CO LTD                    41,020
   1,000        NIKON CORP                                37,145
     184        OCE NV                                     3,024
   1,000        OLYMPUS OPTICAL CO LTD                    17,967
   2,000        RICOH CO LTD                              42,438
      21        SAGEM S.A. (NEW)                          24,720
                                                     -----------
                                                         266,123
                                                     -----------
                TOTAL TECHNOLOGY                       6,722,636
                                                     -----------
TRANSPORTATION -- 4.36%
AEROSPACE AND DEFENSE -- 0.04%
   2,000     *  KAWASAKI HEAVY INDUSTRIES LTD              3,062
   1,000     *  MITSUI ENGINEERING & SHIPBUILDING
                  CO LTD                                     954
     300        THOMSON-CSF                               11,865
                                                     -----------
                                                          15,881
                                                     -----------
AIR TRANSPORTATION -- 0.95%
   3,461     *  ALITALIA S.P.A.                            7,166
     100        AUSTRIAN AIRLINES/OEST LUFTV AG.           1,452
   6,600        BAE SYSTEMS PLC                           41,165
     802        BBA GROUP PLC                              5,257
   2,309        BRITISH AIRPORT AUTHORITIES PLC           18,526
   2,014        BRITISH AIRWAYS PLC                       11,586
   8,000        CATHAY PACIFIC AIRWAYS LTD                14,829
     818        DEUTSCHE LUFTHANSA AG. (REGD)             18,983
      49        FLUGHAFEN WIEN AG.                         1,751
   4,000        JAPAN AIRLINES CO LTD                     15,236
     121        KLM (ROYAL DUTCH AIRLINES) NV              3,270
     555     *  RYANAIR HOLDINGS PLC                       4,043
      17        SAIRGROUP                                  2,843
  24,000        SINGAPORE AIRLINES LTD (LR)              237,365
     819        SMITHS INDUSTRIES PLC                     10,663
   4,000        SWIRE PACIFIC LTD (CLASS A)               23,399
                                                     -----------
                                                         417,534
                                                     -----------

 SHARES                                                 VALUE
AUTOS, TIRES AND RELATED PRODUCTS -- 2.15%
   2,000        BRIDGESTONE CORP                     $    42,438
     230        CONTINENTAL AG.                            3,880
   1,000        CYCLE & CARRIAGE LTD                       2,348
     175        DAIMLERCHRYSLER (U.S.A.)                   9,110
   2,202        DAIMLERCHRYSLER AG.                      115,313
   2,000        DENSO CORP                                48,770
      13        DIETEREN S.A.                              3,302
   1,034        FIAT S.P.A.                               26,940
   3,000        HONDA MOTOR CO LTD                       102,361
     278        MAN AG.                                    8,437
     303        MICHELIN S.A. (CLASS B)                    9,762
   9,000     *  NISSAN MOTOR CO LTD                       53,165
      98        PEUGEOT S.A.                              19,746
   3,944        PIRELLI S.P.A.                            10,415
     200        SHIMANO, INC                               4,820
     903        TI GROUP PLC                               4,921
   9,000        TOYOTA MOTOR CORP                        410,865
     153        VALEO S.A.                                 8,213
     811        VOLKSWAGEN AG.                            30,855
   1,000        VOLVO AB SERIES B FREE                    21,834
   1,000     *  VOLVO AB SERIES B FREE RTS                   906
                                                     -----------
                                                         938,401
                                                     -----------
RAILROADS -- 0.66%
     510        BRAMBLES INDUSTRIES LTD                   15,719
   1,000        KEIHIN ELECTRIC EXPRESS RAILWAY CO
                  LTD                                      3,771
   3,000        KINKI NIPPON RAILWAY CO LTD               12,192
   3,000        NIPPON EXPRESS CO LTD                     18,459
   1,315        RAILTRACK GROUP PLC                       20,435
   1,399        SIEMENS AG. (REGD)                       211,888
   2,000        TOBU RAILWAY CO LTD                        5,727
                                                     -----------
                                                         288,191
                                                     -----------
TRUCKING AND RELATED SERVICES -- 0.47%
     897        AIRTOURS PLC                               4,712
       5        CENTRAL JAPAN RAILWAY CO                  28,355
      19        EAST JAPAN RAILWAY CO                    110,622
      67        KONINKLIJKE VOPAK NV                       1,477
   1,000        SEINO TRANSPORTATION CO LTD                5,047
   3,082        STAGECOACH HOLDINGS PLC                    3,406
   1,045        TNT POST GROUP NV                         28,298
   1,000        YAMATO TRANSPORT CO LTD                   24,905
                                                     -----------
                                                         206,822
                                                     -----------
WATER TRANSPORTATION -- 0.09%
     168        BERGESEN D.Y. AS (CLASS B)                 3,233
   1,000        KAWASAKI KISEN KAISHA LTD                  2,013
   2,000     *  NEPTUNE ORIENT LINES LTD                   1,850
   3,000        NIPPON YUSEN KABUSHIKI KAISHA             14,461
     440        OCEAN GROUP PLC                            7,260
   1,206        PENINSULAR & ORIENTAL STEAM
                  NAVIGATION CO                           10,333
                                                     -----------
                                                          39,150
                                                     -----------
                TOTAL TRANSPORTATION                   1,905,979
                                                     -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   57

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
UTILITIES -- 19.61%
TELEPHONE -- 17.34%
   2,614        ALCATEL                              $   172,145
  15,151        BRITISH TELECOMMUNICATIONS PLC           195,882
  30,100        CABLE & WIRELESS HKT LTD                  66,223
  34,439        CABLE & WIRELESS PLC                     583,414
   3,157     *  CHINA TELECOM LTD (HONG KONG)
                  (SPON ADR)                             561,354
   9,745     *  COLT TELECOM GROUP PLC                   324,564
   7,170        DEUTSCHE TELEKOM AG.                     411,010
   6,000        EIRCOM PLC                                16,104
  61,080        ERICSSON TELEFON (LM) AB SERIES B      1,215,231
   3,679        FRANCE TELECOM S.A.                      516,301
   2,235        KPN NV                                   100,373
   5,966        MARCONI PLC                               77,674
     232     *  NETCOM AB SERIES B                        17,220
      34        NIPPON TELEGRAPH & TELEPHONE CORP        453,114
       9        NTT DOCOMO, INC                          244,137
  11,477        OLIVETTI GROUP S.P.A.                     41,916
   2,745        PORTUGAL TELECOM S.A.                     30,944
      19        PUBLICIS S.A.                              7,485
  14,000     *  SINGAPORE TELECOMMUNICATIONS LTD          20,486
   1,614        SONERA GROUP OYJ                          73,877
     164        SWISSCOM AG. (REGD)                       56,984
  17,243        TELECOM ITALIA MOBILE S.P.A.             176,859
     600        TELE DANMARK AS                           40,554
   4,500        TELECOM CORP OF NEW ZEALAND               15,782
   9,633        TELECOM ITALIA                           132,970
  12,655     *  TELEFONICA DE ESPANA S.A.                272,946
     991     *  TELIA AB                                   9,378
  18,794        TELSTRA CORP                              76,507
       1     *  TERRA NETWORKS S.A.                           38
 380,794        VODAFONE AIRTOUCH PLC                  1,542,045
   3,095        VODAFONE AIRTOUCH PLC ADR                128,249
                                                     -----------
                                                       7,581,766
                                                     -----------
ELECTRIC, GAS AND OTHER -- 2.27%
     328        AGUAS DE BARCELONA S.A.                    4,401
     615        ANGLIAN WATER PLC                          5,679
     689        AUSTRALIA GAS LIGHT CO                     4,116
   7,822        BG GROUP PLC                              50,564
   8,939        CENTRICA PLC                              29,839
   5,000        CLP HOLDINGS LTD                          23,284
   1,000        CONTACT ENERGY LTD                         1,341
     126        ELECTRABEL NV                             31,270
   1,581        ELECTRICIDADE DE PORTUGAL S.A.            28,825

SHARES/PRINCIPAL                                        VALUE
   2,367        ENDESA S.A.                          $    46,037
  17,122        ENEL S.P.A.                               76,156
   1,001        GAS NATURAL SDG S.A.                      18,039
      56        GROUPE BRUXELLES LAMBERT S.A.             14,037
  11,800        HONG KONG & CHINA GAS CO LTD              13,245
   2,015        IBERDROLA S.A.                            26,076
   1,100        ITALGAS S.P.A.                             4,882
   2,400        KANSAI ELECTRIC POWER CO, INC             43,054
   3,273     *  NATIONAL GRID GROUP PLC                   25,815
   2,727        NATIONAL POWER PLC                        17,380
   5,000        OSAKA GAS CO LTD                          14,413
      71        OESTERREICHISCHE
                  ELEKTRIZITAETSWIRSCHAFTS AG.             7,316
   1,177     *  RHEIN-WESTFALEN ELECTRIC AG.              40,053
   4,059        SCOTTISH POWER PLC                        34,411
     425        SUEZ LYONNAISE DES EAUX S.A.              74,757
     890        THAMES WATER PLC                          11,520
   1,400        TOHOKU ELECTRIC POWER CO, INC             18,922
   3,300        TOKYO ELECTRIC POWER CO, INC              80,627
   6,000        TOKYO GAS CO LTD                          16,899
     678        UNION ELECTRICA FENOSA S.A.               12,316
   1,032        UNITED UTILITIES PLC                      10,217
   1,658        VEBA AG.                                  80,261
   1,420        VIVENDI S.A.                             125,842
                                                     -----------
                                                         991,594
                                                     -----------
TOTAL UTILITIES                                        8,573,360
                                                     -----------
TOTAL COMMON STOCK
(Cost $46,741,608)                                    42,738,545
                                                     -----------
SHORT TERM INVESTMENT -- 0.80%
U.S. GOVERNMENT AND AGENCY -- 0.80%
                FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
$350,000          6.570%, 07/03/00                       349,872
                                                     -----------
TOTAL SHORT TERM INVESTMENT
(Cost $349,872)                                          349,872
                                                     -----------
TOTAL PORTFOLIO -- 99.42%
(Cost $47,507,204)                                    43,475,565
OTHER ASSETS AND LIABILITIES, NET -- 0.58%               252,044
                                                     -----------
NET ASSETS -- 100.00%                                $43,727,609
                                                     ===========

---------------
* Non-income producing

 58  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND
                      STATEMENT OF INVESTMENTS (Unaudited)

                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                  VALUE
 COMMON STOCK -- 99.12%
BASIC INDUSTRIES -- 4.19%
CHEMICALS AND PLASTIC -- 3.19%
 1,813         AIR PRODUCTS & CHEMICALS, INC         $    55,863
 1,025         AVON PRODUCTS, INC                         45,612
   625         CABOT CORP                                 17,031
 1,123         CLOROX CO                                  50,324
 2,203         COLGATE PALMOLIVE CO                      131,904
   700         ECOLAB, INC                                27,343
   234         FULLER (H.B.) CO                           10,661
 1,055         HANNA (M.A.) CO                             9,495
 1,401         ILLINOIS TOOL WORKS, INC                   79,857
   723         INTERNATIONAL FLAVORS & FRAGRANCES,
                 INC                                      21,825
   214         NCH CORP                                    7,744
 1,237         PHARMACIA CORP                             63,937
 1,375         PRAXAIR, INC                               51,476
 4,685         PROCTER & GAMBLE CO                       268,216
   800         SCHULMAN (A.), INC                          9,650
                                                     -----------
                                                         850,938
                                                     -----------
STEEL AND OTHER METALS -- 0.38%
 1,062         BIRMINGHAM STEEL CORP                       4,115
 1,864         CROWN CORK & SEAL CO, INC                  27,960
   281         MARK IV INDUSTRIES, INC                     5,865
 1,298         NUCOR CORP                                 43,077
 2,000         WORTHINGTON INDUSTRIES, INC                21,000
                                                     -----------
                                                         102,017
                                                     -----------
PAPER AND FOREST PRODUCTS -- 0.62%
 1,323         AVERY DENNISON CORP                        88,806
 1,160         CONSOLIDATED PAPERS, INC                   42,412
 1,671         SONOCO PRODUCTS CO                         34,359
                                                     -----------
                                                         165,577
                                                     -----------
               TOTAL BASIC INDUSTRIES                  1,118,532
                                                     -----------
BUSINESS SERVICES -- 0.25%
ADVERTISING AND OTHER SERVICES -- 0.25%
   717         DUN & BRADSTREET CORP                      20,524
   150         GARTNER GROUP, INC (CLASS A)                1,800
   505         OMNICOM GROUP, INC                         44,976
                                                     -----------
               TOTAL BUSINESS SERVICES                    67,300
                                                     -----------
CONSTRUCTION AND REAL ESTATE -- 2.60%
BUILDING MATERIALS -- 2.43%
   809         CORNING, INC                              218,328
 5,684         HOME DEPOT, INC                           283,844
   821         LOWE'S COS, INC                            33,712
 1,328         MASCO CORP                                 23,987
 2,004         PPG INDUSTRIES, INC                        88,802
                                                     -----------
                                                         648,673
                                                     -----------
CONSTRUCTION -- 0.17%
   251         HILLENBRAND INDUSTRIES, INC                 7,859
 1,467         NEWELL RUBBERMAID, INC                     37,775
                                                     -----------
                                                          45,634
                                                     -----------
               TOTAL CONSTRUCTION AND REAL ESTATE        694,307
                                                     -----------

SHARES                                                  VALUE
CONSUMER DURABLE -- 7.56%
HOME APPLIANCES AND FURNISHINGS -- 7.17%
   453      *  ADVANCED MICRO DEVICES, INC           $    34,994
   300      *  ALTERA CORP                                30,581
   200      *  AMERICAN POWER CONVERSION CORP              8,162
   700      *  ANALOG DEVICES, INC                        53,200
 2,914         GILLETTE CO                               101,807
 7,700         INTEL CORP                              1,029,393
   500      *  LSI LOGIC CORP                             27,062
 1,432      *  MICRON TECHNOLOGY, INC                    126,105
   625         MOLEX, INC                                 30,078
   554      *  NATIONAL SEMICONDUCTOR CORP                31,439
 1,588      *  SOLECTRON CORP                             66,497
 4,074         TEXAS INSTRUMENTS, INC                    279,832
   439      *  VISHAY INTERTECHNOLOGY, INC                16,654
   460         WHIRLPOOL CORP                             21,447
   700      *  XILINX, INC                                57,793
                                                     -----------
                                                       1,915,044
                                                     -----------
TEXTILE, APPAREL AND ACCESSORIES -- 0.39%
 1,891         GAP, INC                                   59,093
   162         LIZ CLAIBORNE, INC                          5,710
   820         NIKE, INC (CLASS B)                        32,646
   358         V.F. CORP                                   8,524
                                                     -----------
                                                         105,973
                                                     -----------
               TOTAL CONSUMER DURABLE                  2,021,017
                                                     -----------
ENERGY -- 3.87%
OIL, GAS AND OTHER ENERGY SERVICES -- 3.87%
 1,489         ANADARKO PETROLEUM CORP                    73,426
 1,245         APACHE CORP                                73,221
   381      *  BJ SERVICES CO                             23,812
 2,092         BURLINGTON RESOURCES, INC                  80,019
 2,803         ENRON CORP                                180,793
 1,700         HALLIBURTON CO                             80,218
 1,204         HELMERICH & PAYNE, INC                     44,999
 1,101         MITCHELL ENERGY & DEVELOPMENT CORP
                 (CLASS A)                                35,369
 1,453         MURPHY OIL CORP                            86,362
   741      *  NABORS INDUSTRIES, INC                     30,797
   985         NOBLE AFFILIATES, INC                      36,691
   612      *  NOBLE DRILLING CORP                        25,206
   664      *  PARKER DRILLING CO                          4,108
   859      *  ROWAN COS, INC                             26,092
 3,399      *  SANTA FE SNYDER CORP                       38,663
 1,107         TRANSOCEAN SEDCO FOREX, INC                59,155
 2,017         UNION PACIFIC RESOURCES GROUP, INC         44,374
   809         VASTAR RESOURCES, INC                      66,439
   214         WD-40 CO                                    4,440
   490      *  WEATHERFORD INTERNATIONAL, INC             19,508
                                                     -----------
               TOTAL ENERGY                            1,033,692
                                                     -----------
FINANCE -- 16.49%
BANKS, SAVINGS AND LOANS -- 7.67%
 5,181         BANK OF AMERICA CORP                      222,783
 2,260         BANK OF NEW YORK CO, INC                  105,090
 3,484         BANK ONE CORP                              92,543
 3,775         CHASE MANHATTAN CORP                      173,885
 8,832         CITIGROUP, INC                            532,128
   500         FIFTH THIRD BANCORP                        31,625

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   59

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                  VALUE
BANKS, SAVINGS AND LOANS -- (CONTINUED)
 3,310         FIRST UNION CORP                      $    82,129
 1,900         FIRSTAR CORP                               40,018
 2,385         FLEETBOSTON FINANCIAL CORP                 81,090
   836         KEYCORP                                    14,734
 2,881         MBNA CORP                                  78,147
 1,077         MELLON FINANCIAL CORP                      39,243
   699         MORGAN (J.P.) & CO, INC                    76,977
 1,760         NATIONAL CITY CORP                         30,030
 1,149         PNC FINANCIAL SERVICES GROUP, INC          53,859
   474         PROVIDIAN FINANCIAL CORP                   42,660
   100         STATE STREET CORP                          10,606
 1,058         SUNTRUST BANKS, INC                        48,337
 2,040         U.S. BANCORP                               39,270
   645         WACHOVIA CORP                              34,991
 1,260         WASHINGTON MUTUAL, INC                     36,382
 4,701         WELLS FARGO CO                            182,163
                                                     -----------
                                                       2,048,690
                                                     -----------
CREDIT AND OTHER FINANCE -- 3.10%
 5,253         AMERICAN EXPRESS CO                       273,812
 2,434         ASSOCIATES FIRST CAPITAL CORP              54,308
   300         CAPITAL ONE FINANCIAL CORP                 13,387
   180         CARRAMERICA REALTY CORP                     4,770
   517         CRESCENT REAL ESTATE EQUITIES CO           10,598
   284         DUKE-WEEKS REALTY CORP                      6,354
 3,726         FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION                             194,450
   150         FIRST INDUSTRIAL REALTY TRUST, INC          4,425
 2,475         FREDDIE MAC                               100,237
 2,188         HOUSEHOLD INTERNATIONAL, INC               90,938
   250         LEUCADIA NATIONAL CORP                      5,703
    77         LIBERTY PROPERTY TRUST CO                   1,997
    97         ROUSE CO                                    2,400
   392         SIMON PROPERTY GROUP, INC                   8,697
   773         SLM HOLDINGS CORP                          28,939
    88         SPIEKER PROPERTIES, INC                     4,048
   551         WEINGARTEN REALTY INVESTORS, INC           22,246
                                                     -----------
                                                         827,309
                                                     -----------
INSURANCE -- 3.74%
   800         AEGON NV ARS                               28,500
   200         AETNA, INC                                 12,837
   300         AFLAC, INC                                 13,781
 2,551         ALLSTATE CORP                              56,759
 1,330         AMERICAN GENERAL CORP                      81,130
 4,459         AMERICAN INTERNATIONAL GROUP, INC         523,932
   659         CHUBB CORP                                 40,528
   691         CIGNA CORP                                 64,608
   120      *  CNA FINANCIAL CORP                          4,080
   689         CONSECO, INC                                6,717
   210         JEFFERSON-PILOT CORP                       11,851
 1,349         MARSH & MCLENNAN COS, INC                 140,886
   176         SAFECO CORP                                 3,498
   352         ST. PAUL COS, INC                          12,012
                                                     -----------
                                                       1,001,119
                                                     -----------
SECURITIES AND COMMODITIES -- 1.98%
   103         BEAR STEARNS COS, INC                       4,287
 1,182         MERRILL LYNCH & CO, INC                   135,930
 3,177         MORGAN STANLEY DEAN WITTER & CO           264,485

SHARES                                                  VALUE
   180         PAINE WEBBER GROUP, INC               $     8,190
 3,055         SCHWAB (CHARLES) CORP                     102,724
   142         THE GOLDMAN SACHS GROUP, INC               13,472
                                                     -----------
                                                         529,088
                                                     -----------
               TOTAL FINANCE                           4,406,206
                                                     -----------
FOODS AND RELATED -- 5.61%
BEVERAGES, OTHER FOOD PRODUCTS -- 5.61%
 1,394         ALBERTSONS, INC                            46,350
 1,267         BESTFOODS, INC                             87,739
 1,703         CAMPBELL SOUP CO                           49,599
 6,539         COCA COLA CO                              375,583
 1,062         COCA COLA ENTERPRISES, INC                 17,323
   662         DARDEN RESTAURANTS, INC                    10,757
 1,634         GENERAL MILLS, INC                         62,500
 1,908         HEINZ (H.J.) CO                            83,475
   682         HERSHEY FOODS CORP                         33,077
 1,564         KELLOGG CO                                 46,529
 1,839      *  KROGER CO                                  40,572
   112         MCCORMICK & CO, INC (NON-VOTE)              3,640
 4,651         MCDONALD'S CORP                           153,192
   441         NABISCO GROUP HOLDINGS                     11,438
   150         PEPSI BOTTLING GROUP, INC                   4,378
 4,410         PEPSICO, INC                              195,969
   815         QUAKER OATS CO                             61,226
   100         RALSTON PURINA CO                           1,993
 1,008      *  SAFEWAY, INC                               45,486
 1,347         SYSCO CORP                                 56,742
 1,484         UNILEVER NV (NEW YORK SHS)                 63,812
   313         WHITMAN CORP                                3,873
   540         WRIGLEY (WM) JR CO                         43,301
                                                     -----------
               TOTAL FOODS AND RELATED                 1,498,554
                                                     -----------
HEALTH -- 12.13%
DRUGS AND PHARMACEUTICALS -- 9.90%
   495         ALLERGAN, INC                              36,877
   470      *  ALZA CORP                                  27,788
 2,500      *  AMGEN, INC                                175,625
    50         BERGEN BRUNSWIG CORP (CLASS A)                275
 5,355         BRISTOL MYERS SQUIBB CO                   311,928
   829         CARDINAL HEALTH, INC                       61,346
   957         CVS CORP                                   38,280
   144      *  FOREST LABORATORIES, INC                   14,544
   120      *  GENZYME CORP (GENERAL DIVISION)             7,132
    63      *  GENZYME SURGICAL PRODUCTS                     626
   154      *  GENZYME-MOLECULAR ONCOLOGY                  2,136
   192      *  IVAX CORP                                   7,968
 4,246         JOHNSON & JOHNSON CO                      432,561
 2,800         LILLY (ELI) & CO                          279,650
   414         MALLINCKRODT, INC                          17,983
   605         MCKESSON HBOC, INC                         12,667
 6,287         MERCK & CO, INC                           481,741
   205         MYLAN LABORATORIES, INC                     3,741
 8,752         PFIZER, INC                               420,096
 3,962         SCHERING-PLOUGH CORP                      200,081
   700         SIGMA ALDRICH CORP                         20,475
 2,815         WALGREEN CO                                90,607
                                                     -----------
                                                       2,644,127
                                                     -----------

 60  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                  VALUE
 MEDICAL EQUIPMENT AND SUPPLIES -- 1.84%
   985      *  AGILENT TECHNOLOGIES, INC             $    72,643
   283         BAUSCH & LOMB, INC                         21,897
   927         BAXTER INTERNATIONAL, INC                  65,179
 1,239         BECTON DICKINSON & CO                      35,543
   300         BIOMET, INC                                11,531
 1,149      *  BOSTON SCIENTIFIC CORP                     25,206
   145      *  EDWARDS LIFESCIENCES CORP                   2,682
 1,060      *  GUIDANT CORP                               52,470
 3,540         MEDTRONIC, INC                            176,336
   300         PE CORP-PE BIOSYSTEMS GROUP                19,762
   183      *  ST. JUDE MEDICAL, INC                       8,395
                                                     -----------
                                                         491,644
                                                     -----------
MEDICAL FACILITIES MANAGEMENT -- 0.39%
 2,250         COLUMBIA/HCA HEALTHCARE CORP               68,343
    62      *  LIFEPOINT HOSPITALS, INC                    1,379
 1,214         TENET HEALTHCARE CORP                      32,778
   118      *  TRIAD HOSPITALS, INC                        2,854
                                                     -----------
                                                         105,354
                                                     -----------
               TOTAL HEALTH                            3,241,125
                                                     -----------
INDUSTRIAL MACHINERY -- 2.25%
ELECTRICAL -- 0.83%
   148         AVNET, INC                                  8,769
   461         BALDOR ELECTRIC CO                          8,586
   600         COOPER INDUSTRIES, INC                     19,537
 2,678         EMERSON ELECTRIC CO                       161,684
   524         GRAINGER (W.W.), INC                       16,145
   338         THOMAS & BETTS CORP                         6,464
                                                     -----------
                                                         221,185
                                                     -----------
OTHER INDUSTRIAL EQUIPMENT -- 1.42%
 2,000      *  APPLIED MATERIALS, INC                    181,250
 1,000         BAKER HUGHES, INC                          32,000
   334         CUMMINS ENGINE CO, INC                      9,101
 1,367         DEERE & CO                                 50,579
   329         GRACO, INC                                 10,692
   490      *  GRANT PRIDECO, INC                         12,250
   744         INGERSOLL-RAND CO                          29,946
   238         NORDSON CORP                               12,048
   272      *  SMITH INTERNATIONAL, INC                   19,805
 1,177         TIMKEN CO                                  21,921
                                                     -----------
                                                         379,592
                                                     -----------
               TOTAL INDUSTRIAL MACHINERY                600,777
                                                     -----------
MEDIA AND LEISURE -- 4.42%
BROADCASTING -- 3.34%
   676      *  CLEAR CHANNEL COMMUNICATIONS, INC          50,700
 1,900      *  COMCAST CORP (CLASS A) SPECIAL             76,950
   651      *  COX COMMUNICATIONS, INC (CLASS A)          29,661
 5,729         DISNEY (WALT) CO                          222,356
 3,472         TIME WARNER, INC                          263,872
 3,661      *  VIACOM, INC (CLASS B)                     249,634
                                                     -----------
                                                         893,173
                                                     -----------
PUBLISHING -- 1.08%
   442         DELUXE CORP                                10,414
   519         DOW JONES & CO, INC                        38,016

SHARES                                                  VALUE
 1,396         GANNETT CO, INC                       $    83,498
   299         KNIGHT-RIDDER, INC                         15,903
 1,399         MCGRAW HILL COS, INC                       75,546
   625         NEW YORK TIMES CO (CLASS A)                24,687
   447         TIMES MIRROR CO SERIES A                   40,509
                                                     -----------
                                                         288,573
                                                     -----------
               TOTAL MEDIA AND LEISURE                 1,181,746
                                                     -----------
RETAIL AND WHOLESALE -- 3.76%
GENERAL MERCHANDISE STORES -- 3.76%
   600      *  COSTCO WHOLESALE CORP                      19,800
   204      *  FEDERATED DEPARTMENT STORES, INC            6,885
   787         HASBRO, INC                                11,854
 1,064      *  K MART CORP                                 7,248
   100      *  KOHLS CORP                                  5,562
 1,642         MATTEL, INC                                21,653
   619         MAY DEPARTMENT STORES CO                   14,856
 2,483         MINNESOTA MINING & MANUFACTURING CO       204,847
   575         PENNEY, (J.C.) CO, INC                     10,601
 1,059         SEARS ROEBUCK & CO                         34,549
   927         TARGET CORP                                53,766
   422      *  TOYS 'R' US, INC                            6,145
10,536         WAL-MART STORES, INC                      607,137
                                                     -----------
               TOTAL RETAIL AND WHOLESALE              1,004,903
                                                     -----------
TECHNOLOGY -- 22.88%
COMMUNICATIONS EQUIPMENT -- 2.33%
   200      *  GLENAYRE TECHNOLOGIES, INC                  2,112
 6,500         NORTEL NETWORKS CORP (U.S.)               443,625
 1,600      *  QUALCOMM, INC                              96,000
   370      *  SENSORMATIC ELECTRONICS CORP                5,850
 1,100      *  TELLABS, INC                               75,281
                                                     -----------
                                                         622,868
                                                     -----------
COMPUTERS AND OFFICE EQUIPMENT -- 20.24%
   800      *  3COM CORP                                  46,100
 5,119      *  AMERICA ONLINE, INC                       270,027
 1,000      *  APPLE COMPUTER, INC                        52,375
 2,883         AUTOMATIC DATA PROCESSING, INC            154,420
15,000      *  CISCO SYSTEMS, INC                        953,437
 4,466         COMPAQ COMPUTER CORP                      114,162
 1,299         COMPUTER ASSOCIATES INTERNATIONAL,
                 INC                                      66,492
 5,800      *  DELL COMPUTER CORP                        286,012
   152         DIEBOLD, INC                                4,237
 1,468         ELECTRONIC DATA SYSTEMS CORP               60,555
 5,142      *  EMC CORP                                  395,612
   959         FIRST DATA CORP                            47,590
   755      *  GATEWAY, INC                               42,846
 2,583         HEWLETT-PACKARD CO                        322,552
   569         IKON OFFICE SOLUTIONS, INC                  2,204
   103      *  IMATION CORP                                3,025
 1,175         IMS HEALTH, INC                            21,150
 4,421         INTERNATIONAL BUSINESS MACHINES CORP      484,375
11,400      *  MICROSOFT CORP                            912,000
   300      *  NETWORK APPLIANCE, INC                     24,150
   700      *  NOVELL, INC                                 6,475
 6,200      *  ORACLE CORP                               521,187
 1,247         PITNEY BOWES, INC                          49,880
   476         SABRE HOLDINGS CORP                        13,566
 3,700      *  SUN MICROSYSTEMS, INC                     336,468

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   61

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                  VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
   700      *  VERITAS SOFTWARE CORP                 $    79,110
 1,100      *  YAHOO, INC                                136,262
                                                     -----------
                                                       5,406,269
                                                     -----------
ELECTRONICS AND OTHER TECHNOLOGY -- 0.15%
   300      *  BEST BUY CO, INC                           18,975
   467         RADIOSHACK CORP                            22,124
                                                     -----------
                                                          41,099
                                                     -----------
INSTRUMENTS AND RELATED PRODUCTS -- 0.16%
 2,073         XEROX CORP                                 43,014
                                                     -----------
               TOTAL TECHNOLOGY                        6,113,250
                                                     -----------
TRANSPORTATION -- 0.81%
AIR TRANSPORTATION -- 0.37%
   659      *  AMR CORP                                   17,422
   404         DELTA AIRLINES, INC                        20,427
   846      *  FEDEX CORP                                 32,148
 1,593         SOUTHWEST AIRLINES CO                      30,167
                                                     -----------
                                                         100,164
                                                     -----------
 AUTOS, TIRES AND RELATED PRODUCTS -- 0.22%
    67         BANDAG, INC                                 1,624
   328         FEDERAL-MOGUL CORP                          3,136
   105         FLEETWOOD ENTERPRISES, INC                  1,496
 2,130         GENUINE PARTS CO                           42,600
   292         MODINE MANUFACTURING CO                     7,884
    68         RYDER SYSTEM, INC                           1,287
                                                     -----------
                                                          58,027
                                                     -----------
RAILROADS -- 0.21%
 3,685         NORFOLK SOUTHERN CORP                      54,814
                                                     -----------
TRUCKING AND RELATED SERVICES -- 0.01%
   284         ARNOLD INDUSTRIES, INC                      3,425
                                                     -----------
               TOTAL TRANSPORTATION                      216,430
                                                     -----------
UTILITIES -- 12.30%
TELEPHONE -- 9.29%
   651         ALLTEL CORP                                40,321
 7,922         AT & T CORP                               250,533
   930      *  AT & T CORP - LIBERTY MEDIA GROUP
                 (CLASS A)                                22,552
 4,176         BELL ATLANTIC CORP                        212,193
 5,432         BELLSOUTH CORP                            231,539
 1,600      *  GLOBAL CROSSING LTD                        42,100
 7,540         LUCENT TECHNOLOGIES, INC                  446,745
 1,847      *  MEDIA ONE GROUP, INC                      123,181

SHARES/PRINCIPAL                                                 VALUE
      1,400          *  NEXTEL COMMUNICATIONS, INC (CLASS A)  $    85,662
      9,048             SBC COMMUNICATIONS, INC                   391,326
      2,115             SPRINT CORP (FON GROUP)                   107,865
      1,779          *  SPRINT CORP (PCS GROUP)                   105,850
      1,648             U.S. WEST, INC                            141,316
      6,100          *  WORLDCOM, INC                             279,837
                                                              -----------
                                                                2,481,020
                                                              -----------
ELECTRIC, GAS AND OTHER -- 3.01%
        696             AGL RESOURCES, INC                         11,092
      1,378             COLUMBIA ENERGY GROUP                      90,431
      1,942             EL PASO ENERGY CORP                        98,920
        844             EQUITABLE RESOURCES, INC                   40,723
        857             IDACORP, INC                               27,638
      2,145             KEYSPAN CORP                               65,958
      1,824             LOUISVILLE GAS & ELECTRIC ENERGY
                          CORP                                     43,548
        866             MCN ENERGY GROUP, INC                      18,510
      1,066             NICOR, INC                                 34,778
      1,867             NISOURCE, INC                              34,772
      2,087             OGE ENERGY CORP                            38,609
        879             PEOPLES ENERGY CORP                        28,457
      2,773             POTOMAC ELECTRIC POWER CO                  69,325
      1,759             PUGET SOUND ENERGY, INC                    37,488
        210          *  SOUTHERN UNION CO                           3,320
      2,568             TECO ENERGY, INC                           51,520
      2,625             WILLIAMS COS, INC                         109,396
                                                              -----------
                                                                  804,485
                                                              -----------
                        TOTAL UTILITIES                         3,285,505
                                                              -----------
TOTAL COMMON STOCK
(Cost $25,383,311)                                             26,483,344
                                                              -----------
SHORT TERM INVESTMENT -- 0.82%
U.S. GOVERNMENT AND AGENCY -- 0.82%
                        FEDERAL HOME LOAN MORTGAGE CORP
                          (FHLMC)
   $219,000               6.570%, 07/03/00                        218,920
                                                              -----------
TOTAL SHORT TERM INVESTMENT
(Cost $218,920)                                                   218,920
                                                              -----------
TOTAL PORTFOLIO -- 99.94%
(Cost $25,602,231)                                             26,702,264
OTHER ASSETS & LIABILITIES, NET -- 0.06%                           16,879
                                                              -----------
NET ASSETS -- 100.00%                                         $26,719,143
                                                              ===========

---------------
* Non-income producing

 62  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF LIFE FUNDS                        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2000                                                        (Unaudited)

                                                       STOCK        GROWTH       GROWTH &     INTERNATIONAL   SOCIAL CHOICE
                                                       INDEX        EQUITY        INCOME         EQUITY          EQUITY
                                                       FUND          FUND          FUND           FUND            FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
  Portfolio investments, at cost                    $75,501,668   $59,399,719   $53,629,876    $47,507,204     $25,602,231
  Net unrealized appreciation (depreciation)
    of portfolio investments                          7,835,977     1,813,335     2,335,746     (4,031,639)      1,100,033
---------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                    83,337,645    61,213,054    55,965,622     43,475,565      26,702,264
  Cash                                                    1,366         1,490         2,910      1,242,989             475
  Receivable from securities transactions                    --        74,595            --        756,033              --
  Receivable for Fund shares sold                            --       490,068        10,127        141,549           1,055
  Dividends and interest receivable                      64,307        15,133        39,151         33,908          19,476
---------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                     83,403,318    61,794,340    56,017,810     45,650,044      26,723,270
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
  Accrued expenses                                        6,168        12,286        10,770         10,589           4,127
  Payable for securities transactions                        --       425,000        60,031      1,911,846              --
  Payable for Fund shares redeemed                      147,114            --            --             --              --
---------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                   153,282       437,286        70,801      1,922,435           4,127
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $83,250,036   $61,357,054   $55,947,009    $43,727,609     $26,719,143
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
  Paid in capital                                   $74,598,186   $59,865,361   $53,540,704    $52,994,636     $25,423,381
  Accumulated undistributed net investment income       391,707        80,781       200,651        264,069         107,592
  Accumulated undistributed net realized gain
    (loss) on total investments                         424,166      (402,423)     (130,092)    (5,503,913)         88,137
  Accumulated net unrealized appreciation
    (depreciation) on total investments               7,835,977     1,813,335     2,335,746     (4,027,183)      1,100,033
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                          $83,250,036   $61,357,054   $55,947,009    $43,727,609     $26,719,143
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Outstanding shares of beneficial interest,
  unlimited number of shares authorized
  ($.0001 par value)                                  2,654,197     2,404,310     2,136,349      2,146,509       1,016,434

NET ASSET VALUE PER SHARE                                $31.37        $25.52        $26.19         $20.37          $26.29
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   63

TIAA-CREF LIFE FUNDS                                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                                                       GROWTH
                                              STOCK                    EQUITY
                                              INDEX                     FUND
                                               FUND
                                        ------------------   ----------------------------
                                        FOR THE SIX MONTHS   FOR THE PERIOD MARCH 1, 2000
                                          ENDED JUNE 30,      (COMMENCEMENT OF OPERATIONS)
                                               2000                 TO JUNE 30, 2000
-----------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $ 25,826            $   60,431
  Dividends                                   389,942                65,181
  Foreign taxes withheld                           --                  (406)
-----------------------------------------------------------------------------------------
     Total income                             415,768               125,206
-----------------------------------------------------------------------------------------

EXPENSES
  Management fees                             101,261                81,030
  Trustee fees and expenses                       741                   387
-----------------------------------------------------------------------------------------
  Total expenses before waiver                102,002                81,417
     Less expenses waived by the
       advisor                                (77,634)              (36,992)
-----------------------------------------------------------------------------------------
     Net expenses                              24,368                44,425
-----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         391,400                80,781
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
     total investments                        470,066              (402,423)
-----------------------------------------------------------------------------------------
  Change in unrealized
     appreciation (depreciation)
     on:
     Portfolio investments                      6,676             1,813,335
     Translation of assets (other
       than portfolio investments)
       and liabilities denominated
       in foreign currencies                       --                    --
-----------------------------------------------------------------------------------------
  Net change in unrealized
     appreciation (depreciation)
     on total investments                       6,676             1,813,335
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain
     (loss) on total investments              476,742             1,410,912
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS           $868,142            $1,491,693
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

64  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

                                      GROWTH &          INTERNATIONAL         SOCIAL CHOICE
                                       INCOME               EQUITY                EQUITY
                                        FUND                 FUND                  FUND

                                    ---------------------------------------------------------

                                                 FOR THE PERIOD MARCH 1, 2000
                                        (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2000
----------------------------------  ---------------------------------------------------------
INVESTMENT INCOME
  Interest                           $   61,948          $    97,166            $   31,008
  Dividends                             182,014              241,977                92,637
  Foreign taxes withheld                 (2,483)             (32,699)                 (236)
---------------------------------------------------------------------------------------------
     Total income                       241,479              306,444               123,409
---------------------------------------------------------------------------------------------
EXPENSES
  Management fees                        77,365               76,861                33,857
  Trustee fees and expenses                 387                  319                   191
---------------------------------------------------------------------------------------------
  Total expenses before waiver           77,752               77,180                34,048
     Less expenses waived by the
       advisor                          (36,924)             (34,805)              (18,231)
---------------------------------------------------------------------------------------------
     Net expenses                        40,828               42,375                15,817
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                   200,651              264,069               107,592
---------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
     total investments                 (130,092)          (5,503,913)               88,137
---------------------------------------------------------------------------------------------
  Change in unrealized
     appreciation (depreciation)
     on:
     Portfolio investments            2,335,746           (4,031,639)            1,100,033
     Translation of assets (other
       than portfolio investments)
       and liabilities denominated
       in foreign currencies                 --                4,456                    --
---------------------------------------------------------------------------------------------
  Net change in unrealized
     appreciation (depreciation)
     on total investments             2,335,746           (4,027,183)            1,100,033
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain
     (loss) on total investments      2,205,654           (9,531,096)            1,188,170
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $2,406,305          $(9,267,027)           $1,295,762
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   65

TIAA-CREF LIFE FUNDS                         STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        STOCK
                                                        INDEX
                                                        FUND
                                       ---------------------------------------
                                       FOR THE SIX MONTHS   FOR THE YEAR ENDED
                                         ENDED JUNE 30,        DECEMBER 31,
                                              2000                 1999
------------------------------------------------------------------------------
                                          (UNAUDITED)
INCREASE IN NET ASSETS
OPERATIONS:
  Net Investment income                   $   391,400          $   436,573
  Net realized gain (loss) on total
    investments                               470,066              293,727
  Net change in unrealized
    appreciation (depreciation) on
    total investments                           6,676            6,771,381
------------------------------------------------------------------------------
    Net increase (decrease) from
      operations                              868,142            7,501,681
------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       --             (437,803)
  From net realized gain on
    total investments                              --             (339,627)
------------------------------------------------------------------------------
    Total distributions                            --             (777,430)
------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:
  Seed money subscriptions                         --                   --
  Subscriptions                            29,115,615           20,733,305
  Reinvestment of distributions                    --              777,430
  Redemptions                              (1,074,382)            (106,622)
------------------------------------------------------------------------------
    Net increase from
      shareholder transactions             28,041,233           21,404,113
------------------------------------------------------------------------------
    Total increase in net assets           28,909,375           28,128,364

NET ASSETS
  Beginning of period                      54,340,661           26,212,297
------------------------------------------------------------------------------
  End of period                           $83,250,036          $54,340,661
------------------------------------------------------------------------------
------------------------------------------------------------------------------

CHANGE IN FUND SHARES:
  Shares outstanding,
    beginning of period                     1,746,701            1,006,046
------------------------------------------------------------------------------
  Seed money shares sold                           --                   --
  Shares sold                                 941,834              718,792
  Shares issued in reinvestment of
    distributions                                  --               25,249
  Shares redeemed                             (34,338)              (3,386)
------------------------------------------------------------------------------
    Net increase in shares
      outstanding                             907,496              740,655
------------------------------------------------------------------------------
  Shares outstanding,
    end of period                           2,654,197            1,746,701
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 66  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

                                         GROWTH       GROWTH &     INTERNATIONAL   SOCIAL CHOICE
                                         EQUITY        INCOME         EQUITY          EQUITY
                                          FUND          FUND           FUND            FUND
                                       ---------------------------------------------------------

                                       FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT OF OPERATIONS)
                                                           TO JUNE 30, 2000
-------------------------------------  ---------------------------------------------------------
                                       (UNAUDITED)   (UNAUDITED)    (UNAUDITED)     (UNAUDITED)
INCREASE IN NET ASSETS
OPERATIONS:
  Net Investment income                $    80,781   $   200,651    $   264,069     $   107,592
  Net realized gain (loss) on total
    investments                           (402,423)     (130,092)    (5,503,913)         88,137
  Net change in unrealized
    appreciation (depreciation) on
    total investments                    1,813,335     2,335,746     (4,027,183)      1,100,033
-----------------------------------------------------------------------------------------------
    Net increase (decrease) from
      operations                         1,491,693     2,406,305     (9,267,027)      1,295,762
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    --            --             --              --
  From net realized gain on
    total investments                           --            --             --              --
-----------------------------------------------------------------------------------------------
    Total distributions                         --            --             --              --
-----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTIONS:
  Seed money subscriptions              50,100,000    50,100,000     50,100,000      25,100,000
  Subscriptions                          9,785,511     3,440,805      2,894,725         333,522
  Reinvestment of distributions                 --            --             --              --
  Redemptions                              (20,150)         (101)           (89)        (10,141)
-----------------------------------------------------------------------------------------------
    Net increase from
      shareholder transactions          59,865,361    53,540,704     52,994,636      25,423,381
-----------------------------------------------------------------------------------------------
    Total increase in net assets        61,357,054    55,947,009     43,727,609      26,719,143
NET ASSETS
  Beginning of period                           --            --             --              --
-----------------------------------------------------------------------------------------------
  End of period                        $61,357,054   $55,947,009    $43,727,609     $26,719,143
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
CHANGE IN FUND SHARES:
  Shares outstanding,
    beginning of period                         --            --             --              --
-----------------------------------------------------------------------------------------------
  Seed money shares sold                 2,004,000     2,004,000      2,004,000       1,004,000
  Shares sold                              401,195       132,353        142,513          12,832
  Shares issued in reinvestment of
    distributions                               --            --             --              --
  Shares redeemed                             (885)           (4)            (4)           (398)
-----------------------------------------------------------------------------------------------
    Net increase in shares
      outstanding                        2,404,310     2,136,349      2,146,509       1,016,434
-----------------------------------------------------------------------------------------------
  Shares outstanding,
    end of period                        2,404,310     2,136,349      2,146,509       1,016,434
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   67

TIAA-CREF LIFE FUNDS                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  STOCK
                                                                  INDEX
                                                                   FUND
                                           ----------------------------------------------------
                                                                              FOR THE PERIOD
                                              FOR THE         FOR THE        DECEMBER 1, 1998
                                             SIX MONTHS      YEAR ENDED      (COMMENCEMENT OF
                                           ENDED JUNE 30,   DECEMBER 31,      OPERATIONS) TO
                                              2000(1)           1999       DECEMBER 31, 1998(1)
  ---------------------------------------------------------------------------------------------
                                           (UNAUDITED)

  SELECTED PER SHARE DATA:

    Net asset value, beginning of period       $31.11          $26.05             $25.00
  ---------------------------------------------------------------------------------------------
    Gain (loss) from investment
      operations:
      Net investment income                      0.15            0.26               0.05
      Net realized and unrealized gain
        (loss) on investments                    0.11            5.26               1.05
  ---------------------------------------------------------------------------------------------
      Total gain (loss) from investment
        operations                               0.26            5.52               1.10
  ---------------------------------------------------------------------------------------------
    Less distributions from:
      Net investment income                        --           (0.26)             (0.05)
      Net realized gains                           --           (0.20)                --
  ---------------------------------------------------------------------------------------------
      Total distributions                          --           (0.46)             (0.05)
  ---------------------------------------------------------------------------------------------
    Net asset value, end of period             $31.37          $31.11             $26.05
  ---------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------

  TOTAL RETURN                                   0.84%          21.20%              4.41%

  RATIOS AND SUPPLEMENTAL DATA

    Net assets at end of period (in
      thousands)                              $83,250         $54,341            $26,212
    Ratio of expenses to average net
      assets before expense waiver               0.15%           0.30%              0.03%
    Ratio of expenses to average net
      assets after expense waiver                0.04%           0.07%              0.01%
    Ratio of net investment income to
      average net assets                         0.58%           1.28%              0.22%
    Portfolio turnover rate                      8.33%          14.22%              0.00%

    (1) The percentages shown for this period are not annualized.
  ---------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------

 68  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

                                             GROWTH       GROWTH &     INTERNATIONAL   SOCIAL CHOICE
                                             EQUITY        INCOME         EQUITY          EQUITY
                                              FUND          FUND           FUND            FUND
                                           ---------------------------------------------------------

                                                 FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT OF
                                                        OPERATIONS) TO JUNE 30, 2000(1)
  --------------------------------------------------------------------------------------------------
                                           (UNAUDITED)   (UNAUDITED)   (UNAUDITED)     (UNAUDITED)
  SELECTED PER SHARE DATA:
    Net asset value, beginning of period      $25.00        $25.00         $25.00          $25.00
  --------------------------------------------------------------------------------------------------
    Gain (loss) from investment
      operations:
      Net investment income                     0.03          0.09           0.12            0.11
      Net realized and unrealized gain
        (loss) on investments                   0.49          1.10          (4.75)           1.18
  --------------------------------------------------------------------------------------------------
      Total gain (loss) from investment
        operations                              0.52          1.19          (4.63)           1.29
  --------------------------------------------------------------------------------------------------
    Less distributions from:
      Net investment income                       --            --             --              --
      Net realized gains                          --            --             --              --
  --------------------------------------------------------------------------------------------------
      Total distributions                         --            --             --              --
  --------------------------------------------------------------------------------------------------
    Net asset value, end of period            $25.52        $26.19         $20.37          $26.29
  ==================================================================================================
  TOTAL RETURN                                  2.08%         4.76%        (18.52)%          5.16%
  RATIOS AND SUPPLEMENTAL DATA
    Net assets at end of period (in
      thousands)                             $61,357       $55,947        $43,728         $26,719
    Ratio of expenses to average net
      assets before expense waiver              0.15%         0.15%          0.18%           0.13%
    Ratio of expenses to average net
      assets after expense waiver               0.09%         0.08%          0.10%           0.06%
    Ratio of net investment income to
      average net assets                        0.15%         0.38%          0.61%           0.41%
    Portfolio turnover rate                     7.37%        11.17%         34.30%           2.28%
    (1) The percentages shown for this
        period are not annualized.
  ==================================================================================================

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   69

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 1. ORGANIZATION

TIAA-CREF Life Funds (the "Funds") is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of five series (each referred to as a "Fund").

TIAA-CREF Life Separate Account VA-1 (the "Account"), which is registered with the Commission as a unit investment trust under the 1940 Act, has sub-accounts which correspond to and invest in each of the Funds. The Account is a separate account of TIAA-CREF Life Insurance Company ("TIAA-CREF Life"), which commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, and is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), also a legal reserve life insurance company, which was established under the insurance laws of the State of New York in 1918.

The Stock Index Fund commenced operations on December 1,1998 when the Account purchased 4,000 shares at $25 per share for a total of $100,000 and TIAA purchased 1,000,000 shares at $25 per share for a total of $25,000,000. The Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000, when the Account purchased 4,000 shares at $25 per share for a total of $100,000 in each Fund and TIAA purchased 2,000,000 shares at $25 per share for a total of $50,000,000 each in the Growth Equity, Growth & Income and International Equity Funds and 1,000,000 shares at $25 per share for a total of $25,000,000 in the Social Choice Equity Fund. At June 30, 2000, the Account and TIAA held the following amounts in the Funds:

                             ACCOUNT         TIAA
                           -----------    -----------
Stock Index Fund           $51,361,289    $31,888,747
Growth Equity Fund          10,318,000     51,039,054
Growth & Income Fund         3,570,976     52,376,033
International Equity Fund    2,984,387     40,743,222
Social Choice Equity Fund      432,041     26,287,102

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

70  2000 SEMI-ANNUAL REPORT

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) -- (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)
ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are based on the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis, and discounts and premiums on short-term money market instruments are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: The records of the Funds are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until the settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income and realized gains, if any, are declared and paid annually. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

FEDERAL INCOME TAXES: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, and will not be subject to federal income taxes to the extent that they distribute substantially all taxable income each year.

                                                      2000 SEMI-ANNUAL REPORT 71

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) -- (Concluded)

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until April 1, 2003. As a result, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                       MANAGEMENT FEE
                           MANAGEMENT FEE    WAIVER     AFTER WAIVER
                           --------------    ------    --------------
Stock Index Fund                0.30%         0.23%         0.07%
Growth Equity Fund              0.46%         0.21%         0.25%
Growth & Income Fund            0.44%         0.21%         0.23%
International Equity Fund       0.53%         0.24%         0.29%
Social Choice Equity Fund       0.39%         0.21%         0.18%

NOTE 4. INVESTMENTS

At June 30, 2000 the net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation for the Funds was as follows:

                                                                   NET UNREALIZED
                           GROSS UNREALIZED    GROSS UNREALIZED     APPRECIATION
                             APPRECIATION        DEPRECIATION      (DEPRECIATION)
                           ----------------    ----------------    --------------
Stock Index Fund             $13,691,703          $5,855,726        $ 7,835,977
Growth Equity Fund             5,904,092           4,090,757          1,813,335
Growth & Income Fund           5,822,032           3,486,286          2,335,746
International Equity Fund      2,557,260           6,588,899         (4,031,639)
Social Choice Equity Fund      2,816,068           1,716,035          1,100,033

Purchases and sales of securities, other than short-term money market instruments, for the Stock Index Fund for the six months ended June 30, 2000 and the Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds for the period March 1, 2000 (commencement of operations) to June 30, 2000 were as follows:

                           NON-GOVERNMENT    GOVERNMENT    NON-GOVERNMENT    GOVERNMENT
                             PURCHASES       PURCHASES         SALES           SALES
                           --------------    ----------    --------------    ----------
Stock Index Fund            $34,421,819       $261,132      $ 5,930,748       $ 47,103
Growth Equity Fund           63,181,902         75,622        4,077,058             --
Growth & Income Fund         59,128,936        209,024        6,083,208         16,484
International Equity Fund    67,359,130             --       14,747,084             --
Social Choice Equity Fund    25,730,380        207,982          626,936         16,253

NOTE 5. TRUSTEE FEES

The Funds pay their Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration from the Funds for their services as Trustees.

72 2000 SEMI-ANNUAL REPORT

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1               SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                                                                                                   SOCIAL
                                                                                     GROWTH &    INTERNATIONAL     CHOICE
                                                      STOCK INDEX   GROWTH EQUITY     INCOME        EQUITY         EQUITY
                                                        ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT       ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 30, 2000:
ASSETS
  Investments, at cost                                $49,259,234    $ 9,863,393    $3,540,710    $2,994,618      $423,572
--------------------------------------------------------------------------------------------------------------------------
    Shares held in TIAA-CREF Life Funds                 1,637,297        404,310       136,349       146,509        16,434
    Net asset value per share ("NAV")                       31.37          25.52         26.19         20.37         26.29
--------------------------------------------------------------------------------------------------------------------------
  Investments, at value (shares x NAV)                 51,361,289     10,318,000     3,570,976     2,984,387       432,041
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- ACCUMULATION FUND                       $51,361,289    $10,318,000    $3,570,976    $2,984,387      $432,041
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding                1,617,969        405,673       137,182       147,552        16,439
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER ACCUMULATION UNIT                     $31.74         $25.43        $26.03        $20.23        $26.28
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                                                         SOCIAL
                                                                                       GROWTH &      INTERNATIONAL       CHOICE
                                                                    GROWTH EQUITY       INCOME          EQUITY           EQUITY
                                                 STOCK INDEX           ACCOUNT         ACCOUNT          ACCOUNT         ACCOUNT
                                                   ACCOUNT
                                              ------------------   --------------------------------------------------------------
                                              FOR THE SIX MONTHS
                                                ENDED JUNE 30,      FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT OF OPERATIONS) TO
                                                     2000                                  JUNE 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
CHANGES IN NET ASSETS:
FROM OPERATIONS
  Net investment loss                            $   (54,927)        $    (3,291)     $     (985)      $     (855)      $   (183)
  Realized gain/(loss) on investments                158,305              (1,968)              5              (17)           191
  Net change in unrealized appreciation
    (depreciation) on investments                    458,354             454,607          30,266          (10,231)         8,469
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          561,732             449,348          29,286          (11,103)         8,477
---------------------------------------------------------------------------------------------------------------------------------
FROM CONTRACTOWNER TRANSACTIONS
  Seed money premiums from TIAA-CREF Life                 --             100,000         100,000          100,000        100,000
  Premiums                                        29,873,047           6,640,863       2,620,913        1,910,441        281,474
  Net Contractowner transfers (to) from
    fixed account                                 (1,018,821)          3,132,466         820,797          989,806         42,110
  Withdrawals and death benefits                    (881,705)             (4,677)            (20)          (4,757)           (20)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  CONTRACTOWNER TRANSACTIONS                      27,972,521           9,868,652       3,541,690        2,995,490        423,564
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        28,534,253          10,318,000       3,570,976        2,984,387        432,041
NET ASSETS
  Beginning of period                             22,827,036                  --              --               --             --
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  END OF PERIOD                                  $51,361,289         $10,318,000      $3,570,976       $2,984,387       $432,041
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TOTAL RETURN                                            0.61%               1.74%           4.12%          (19.10)%         5.13%
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RATIO OF EXPENSES TO AVERAGE NET ASSETS                 0.15%               0.10%           0.10%            0.10%          0.10%
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  The percentages shown above are not annualized.

                                                      2000 SEMI-ANNUAL REPORT 73

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